Filed on April 28, 2017
File No. 333-120600
File No. 811-21613

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	13	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	20	☒
(Check appropriate box or boxes)
VARIABLE ANNUITY ACCOUNT B
(SecureDesigns)
(Exact Name of Registrant)
First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)
350 Park Ave, 14th Floor, New York, NY 100022
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, Including Area Code:
1-800-355-4570
Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective:
☐immediately upon filing pursuant to paragraph (b) of Rule 485
☒on May 1, 2017, pursuant to paragraph (b) of Rule 485
☐60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐on May 1, 2017, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
SECUREDESIGNS® VARIABLE ANNUITY

May 1, 2017

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC.

6959
32-69594-00  2017/05/01

SECUREDESIGNS® VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the SecureDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account B, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	AB VPS Dynamic Asset Allocation
•	AB VPS Small/Mid Cap Value
•	American Century VP Ultra®
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® New World
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	ClearBridge Variable Aggressive Growth
•	ClearBridge Variable Small Cap Growth
•	Dreyfus IP MidCap Stock
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Fidelity® VIP Equity-Income
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Overseas
•	Franklin Founding Funds Allocation VIP Fund
•	Franklin Income VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Strategic Income VIP Fund
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Alpha Opportunity
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2017

6959
Protected by U.S. Patent No. 7,251,623 B1.
32-69594-00  2017/05/01

•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Invesco V.I. Comstock
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Money Market
•	Invesco V.I. Government Securities
•	Invesco V.I. International Growth
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. Value Opportunities
•	Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy)
•	Janus Aspen Enterprise
•	Janus Aspen Janus Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Developing Growth VC
•	MFS® VIT II Research International
•	MFS® VIT Total Return
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity)
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Total Return Bond Fund/VA (formerly Oppenheimer Core Bond Fund/VA)
•	Oppenheimer Global Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged)
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Total Return
•	Putnam VT Small Cap Value
•	Royce Micro-Cap
•	T. Rowe Price Health Sciences
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Western Asset Variable Global High Yield Bond

1.	Subaccounts other than those listed above may still be operational, but not currently offered as investment options under the Contract. See the discussion of – “Closed Subaccounts under Allocation of Purchase Payments.”
Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts you select for investment. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in “The Fixed Account.” Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2017, which has been filed with the Securities and Exchange Commission (“SEC”), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at P.O. Box 750497, Topeka, KS, 66675‑0497 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 54 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

The Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Table of Contents

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Page
Performance Information	53
Additional Information	53
Registration Statement	53
Financial Statements	53
Table of Contents for Statement of Additional Information	54
Objectives for Underlying Funds	54
Appendix A – Condensed Financial Information
Appendix B – Riders Available for Purchase Only Prior to February 1, 2010
Appendix C – Bonus Credit Rider

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity  (“annuity”)  — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Bonus Credit — For certain Contracts issued between September 1, 2005 and December 31, 2007, an amount added to Contract Value.
Contract — The flexible premium deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See the “Fixed Account.”
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Guaranteed Rate — The minimum interest rate earned on Contract Value allocated to the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3%.
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Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account B, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is scheduled to be closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under “The Fixed Account” and in the Contract.
Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts referred to as Subaccounts. See “Separate Account.” Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has its own investment objective and policies.
You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
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Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. See “The Fixed Account.”
Purchase Payments — Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in “The Contract” and “The Fixed Account.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in “The Fixed Account.” See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%; or
•	0-Year or 4-Year Alternate Withdrawal Charge.
The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under “Optional Riders.”
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on the withdrawal of Purchase Payments.  Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge. The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount defined as follows.
The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the free withdrawal amount.
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The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each Purchase Payment and Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2)  Annuity Options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See “Contingent Deferred Sales Charge.”
Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above, and is deducted daily. See “Mortality and Expense Risk Charge.”
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly Rider charge from Contract Value allocated to the Separate Account beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
For information on rider charges, please see “Optional Rider Expenses” in the Expense Table.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. See “Administration Charge.”
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Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”
Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”
Loan Interest Charge. The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes, which may be applicable to your Contract. During the Annuity
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Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Maximum Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
1 The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, and /or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Account Administration Charge	$30[1]
Net Loan Interest Charge[2]	4.4%
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.85%[3]
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.70%[4]
Total Separate Account Annual Expenses	2.70%
1   An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

2   The net loan cost of 4.4% is the difference between the amount of interest the Company charges you for a loan (7.4%) and the amount of interest the Company credits to the Loan Account (3%).

3   The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.85%; At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”

4   If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable Rider charges in the table below.) Total rider charges cannot exceed 1.70% of Contract Value (1.55% for Contracts was issued before September 1, 2005 without the 0-Year Alternate Withdrawal Charge Rider; and 1.00% with the 0-Year Alternate Withdrawal Charge Rider).

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Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate[1]	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider[3]	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%[4]
Riders Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%[2]
Extra Credit Rider[3]	3%	0.40%
	5%	0.70%
1   Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2   The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” In Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0‑Year Alternate Withdrawal Charge Rider).

3   The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4   If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.56%	3.17%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.56%	2.92%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2016, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2016.

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2018.

Example — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum annual charge for optional riders) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and the maximum and minimum operating expenses of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
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Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,190	$2,206	$3,123	$5,561
If you do not surrender or you annuitize your Contract	$562	$1,675	$2,773	$5,561

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$966	$1,572	$2,099	$3,572
If you do not surrender or you annuitize your Contract	$330	$1,008	$1,710	$3,572

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the  Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”), and is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate
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Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve
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its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliate Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, Security Distributors, LLC (“SDL”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (and/or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.10% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof in the form of 12b‑1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund on an annual basis.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub‑adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub‑adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment
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arrangements may create an incentive for us to select Funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.
The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both
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absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Our Ratings. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor’s. These ratings are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and claims-paying ability.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability. Our most recently available audited statutory financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%; or
•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders below.
For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider.
 Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the Company will reduce death benefit proceeds by the amount of any Credit Enhancement applied to the Subaccounts within 12 months preceding the date of the Owner’s death; provided that the death benefit defined in 1 below will not be so reduced. However, the Company will not reduce death benefit proceeds by the amount of any Credit Enhancement applied to the Fixed Account. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Stepped Up Death Benefit, if applicable.
The Stepped Up Death Benefit is calculated as of each of the following Valuation Dates: (a) each Contract Anniversary; and (b) the date of any Purchase Payment or withdrawal. The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
•	The Contract Value on each Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

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•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.
This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under “Death Benefit.”
Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for Election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.
In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider’s date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.	The amount of the withdrawal, including any withdrawal charges, less the free withdrawal Amount, by
2.	Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on partial withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. In addition, the Company will recapture the Credit Enhancement, as follows:  If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the Annual Stepped Up Death Benefit Rider.
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge increases in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
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If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancement are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.
Alternate Withdrawal Charge — This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this Rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with an Alternate Withdrawal Charge Rider (which provides a 0 or 4 year withdrawal charge schedule) are appropriate based on your circumstances.   If you do not plan to take withdrawals in excess of the free withdrawal amount within seven years of the Contract Date, this rider is may not be appropriate for you.  See “Extra Credit.”
Riders Previously Available for Purchase— A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider for a description of these riders.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are the Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase
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Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in “Transfers of Contract Value.”
If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers under our Dollar Cost Averaging and Asset Allocation Options proportionally to the other Subaccounts you have selected, unless your scheduled transfers under your Dollar Cost Averaging and/or Asset Allocation programs have been terminated due to the closing of a Subaccount. See “Closed Subaccounts” below.
Closed Subaccounts. The American Century VP Mid Cap Value Subaccount (“the Closed Subaccount”) is only available for the allocation of Purchase Payments or the transfer of Contract Value for Contracts that had Contract Value in the subaccount as of May 1, 2015. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in the subaccount and you may continue to allocate Purchase Payments or
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transfer Contract Value to or from the subaccount, subject to transfer restrictions. Allocations to the subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts without Contract Value in a Closed Subaccount as of their respective close date. If we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you had in effect an automatic allocation to a Closed Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the respective close date of each Closed Subaccount. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, or quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that
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event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
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The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.”
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	The total dollar amount being transferred;

•	The number of transfers you made within a period of calendar days;

•	Transfers to and from (or from and to) the same Subaccount;

•	Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants, which may have a negative impact on such other Owners and Participants.
If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only to Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
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Subaccount	Transfer Block Restriction (# of Calendar Days)
AB VPS Dynamic Asset Allocation, AB VPS Small/Mid Cap Value	30 days
American Century VP Ultra®, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® New World	30 days
BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I.	30 days
ClearBridge Variable Aggressive Growth, ClearBridge Variable Small Cap Growth, Western Asset Variable Global High Yield Bond	30 days
Dreyfus IP MidCap Stock, Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 Days
Fidelity® VIP Equity-Income, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Overseas	60 days
Franklin Founding Funds Allocation VIP Fund, Franklin Income VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund	30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Alpha Opportunity, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. Comstock, Invesco V.I. Equity and Income, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. Value Opportunities
30 days
Invesco V.I. Government Money Market	Unlimited
Ivy Funds Asset Strategy	60 days
Janus Aspen Enterprise, Janus Aspen Janus Portfolio	30 days
JPMorgan Insurance Trust Core Bond Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC	30 days
MFS® VIT II Research International, MFS® VIT Total Return, MFS® VIT Utilities	30 days
Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Total Return Bond Fund/VA, Oppenheimer Global Fund/VA , Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Small Cap Value	30 days
Royce Micro-Cap	30 days
T. Rowe Price Health Sciences	30 days
Templeton Developing Markets VIP Fund, Templeton Global Bond VIP Fund	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational
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systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Interest credited to the Fixed Account,

•	Payment of Purchase Payments,

•	The amount of any outstanding Contract Debt,

•	Full and partial withdrawals (including systematic withdrawals), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected
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Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was 10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.
The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the “cut-off time”). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Option 5. See “Annuity Period.” A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.”
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If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.”
The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See “Premium Tax Charge.” Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.” No partial withdrawal will be processed which would result in a withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal) causes your Contract Value to be less than $2,000 immediately after the Withdrawal and no Purchase Payments have been made in the prior three years, we may terminate the Contract and send you the Withdrawal proceeds. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
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If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you, as of the Valuation Date on which the Company receives your Contract, Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements” below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any reductions caused by previous withdrawals, including withdrawal charges, or
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2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied to the Subaccounts during the 12 months prior to the date of the Owner’s death)
If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied to the Subaccounts during the 12 months prior to the Owner’s date of death. No Credit Enhancements will be recaptured from the Death Benefit that are attributable to amounts allocated to the Fixed Account.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under on the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of ”spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
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For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the free withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and/or Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment and/or Bonus Credit was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

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The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2)  Annuity Options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expense associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expense are not recovered from the charge, such expense may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge during the Annuity Period is 1.25%, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering
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the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Loan Interest Charge — The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue.
The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Currently, you may not select riders with total charges in excess of 1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider.
As noted in the table, certain riders are no longer available for purchase. For more information on these riders, see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.
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Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate[1]	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider[3]	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%[4]
Riders Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%[2]
Extra Credit Rider[3]	3%	0.40%
	5%	0.70%
1   Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2   The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” In Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0‑Year Alternate Withdrawal Charge Rider).

3   The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4   If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of New York may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available as a variable, fixed, or combination of variable and fixed Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option
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selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables, adjusted to reflect the assumed interest rate, contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the
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Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 5 —Period Certain. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an “assumed interest rate” of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on
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the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by 1,000 and the result is multiplied by the rate per 1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.
The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary.

The Fixed Account

You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The Company’s General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.
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Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least the specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the New York requirements. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.” If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges — Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest with respect to Contract Value allocated to the Fixed Account, to the extent that the resulting credit rate to the Fixed Account is no less than the Guaranteed Rate. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.
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Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to six transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the
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Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, The Invesco V.I. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Invesco V.I. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no
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assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12‑month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.
When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of 3%.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The Company will charge interest on the loan at an annual effective rate of 7.4%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default. The total outstanding loan balance, which includes accrued interest, will be reported to the Internal Revenue Service (“IRS”) on form 1099‑R for the year in which the default occurred. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition,
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no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.
You should consult with your tax adviser on the effect of a loan.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section  403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.
The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
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Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”), as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract-owner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract
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Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non‑taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
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Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
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Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a
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designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($99,000 for a married couple filing a joint return and $62,000 for a single taxpayer in 2017). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $186,000 and $196,000 in 2017. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
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Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax‑free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non‑deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $118,000 to $133,000 in adjusted gross income for 2017 ($186,000 to $196,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee’s spouse (or employee’s former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
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Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contact that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger
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than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2017, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in
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the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.
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Electronic Privileges — If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC (“SDL”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, LLC. (“SDL”), for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2016, 2015 and, 2014, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $203,724, $264,322, and $236,569, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales
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expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker Dealers.
These payments may be significant, and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
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Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Invesco V.I. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for Invesco V.I. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Invesco V.I. Government Money Market Subaccount yields may also become extremely low and possibly negative.
For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30‑day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until February 1, 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the Invesco V.I. Government Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).   You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461.
Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.
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Table of Contents for Statement of Additional Information

The Statement of Additional Information for SecureDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that any Underlying Fund will meet its investment objective.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective prospectuses and summary prospectuses. Prospectuses and summary prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P
American Century VP Ultra®	II	Seeks long-term capital growth.	American Century Investments
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investments
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Provide long-term capital appreciation.	Capital Research and Mgmt. Co.
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
ClearBridge Variable Aggressive Growth	II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dreyfus IP MidCap Stock	Service
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index), and if such fees and/or charges were included, the fees and expenses would be higher.
			The Dreyfus Corp.
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corp.
Fidelity® VIP Equity‑Income	Service Class 2
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
			Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Franklin Founding Funds Allocation VIP Fund	4
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests equal portions in Class 1 shares of Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund, and Templeton Growth VIP Fund.
Franklin Templeton Services, LLC
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers, Inc.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Alpha Opportunity		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income (unbundled)		Provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisors Inc
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisors Inc
Invesco V.I. Global Health Care	Series I	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Global Real Estate	Series I	Seeks total return through growth of capital and current income.	Invesco Advisors Inc
Invesco V.I. Government Money Market	Series II	Provide current income consistent with preservation of capital and liquidity.	Invesco Advisors Inc
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. Value Opportunities	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Ivy VIP Asset Strategy		Seeks to provide total return.	Ivy Investment Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Newberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Total Return Bond Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Seeks maximum real return, consistent with prudent investment management.	PIMCO
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged)	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
Putnam VT Small Cap Value	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC
Royce Micro-Cap	Investment	Seeks long-term growth of capital.	Royce & Associates, LP
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Western Asset Variable Global High Yield Bond	II	Maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd, Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited

59

APPENDIX A

Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2016.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
AB VPS Dynamic Asset Allocation	2016	9.51	9.47	810
	2015	10.01	9.51	789
	2014[4]	10.00	10.01	1,297
AB VPS Small/Mid Cap Value	2016	9.46	11.38	7,268
	2015	10.42	9.46	3,650
	2014[4]	10.00	10.42	727
American Century VP Mid Cap Value	2016	12.96	15.32	55,808
	2015	13.67	12.96	61,999
	2014	12.21	13.67	63,885
	2013	9.76	12.21	63,292
	2012	8.72	9.76	12,110
	2011	9.13	8.72	12,239
	2010	7.97	9.13	5,775
	2009	6.37	7.97	4,325
	2008	8.76	6.37	3,149
	2007[1]	10.00	8.76	3,344
American Century VP Ultra®	2016	16.16	16.25	31,160
	2015	15.82	16.16	75,811
	2014	14.96	15.82	19,581
	2013	11.34	14.96	15,039
	2012	10.35	11.34	27,814
	2011	10.65	10.35	35,613
	2010	9.55	10.65	17,981
	2009	7.37	9.55	26,092
	2008	13.11	7.37	31,464
	2007	11.27	13.11	21,562
American Century VP Value	2016	17.14	19.86	108,845
	2015	18.55	17.14	63,740
	2014	17.05	18.55	71,713
	2013	13.47	17.05	66,167
	2012	12.20	13.47	56,575
	2011	12.56	12.20	62,131
	2010	11.54	12.56	63,089
	2009	10.01	11.54	57,872
	2008	14.19	10.01	56,273
	2007	15.56	14.19	46,615
American Funds IS® Asset Allocation	2016	9.90	10.41	41,600
	2015	10.16	9.90	23,612
	2014[4]	10.00	10.16	588
American Funds IS® Global Bond	2016	8.74	8.62	8,654
	2015	9.47	8.74	7,974
	2014[4]	10.00	9.47	3,405
American Funds IS® Global Growth	2016	10.41	10.07	118,239
	2015	10.13	10.41	22,094
	2014[4]	10.00	10.13	2,049

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Funds IS® Growth-Income	2016	10.32	11.08	47,350
	2015	10.59	10.32	30,860
	2014[4]	10.00	10.59	16,203
American Funds IS® International	2016	8.63	8.58	17,726
	2015	9.41	8.63	7,763
	2014[4]	10.00	9.41	2,730
American Funds IS® New World	2016	8.40	8.50	7,053
	2015	9.02	8.40	787
	2014[4]	10.00	9.02	379
BlackRock Equity Dividend V.I.	2016	9.98	11.16	9,747
	2015	10.45	9.98	791
	2014[4]	10.00	10.45	0
BlackRock Global Allocation V.I.	2016	9.38	9.38	16,728
	2015	9.84	9.38	12,108
	2014[4]	10.00	9.84	0
BlackRock High Yield V.I.	2016	8.96	9.74	17,961
	2015	9.68	8.96	6,825
	2014[4]	10.00	9.68	719
ClearBridge Variable Aggressive Growth	2016	15.53	15.10	53,540
	2015	16.44	15.53	71,217
	2014	14.22	16.44	92,379
	2013	10.02	14.22	83,581
	2012	8.78	10.02	208,728
	2011	8.92	8.78	95,262
	2010	7.43	8.92	169,017
	2009	5.75	7.43	115,391
	2008	10.04	5.75	136,580
	2007	10.39	10.04	57,467
ClearBridge Variable Small Cap Growth	2016	14.67	14.95	18,832
	2015	15.93	14.67	16,363
	2014	15.89	15.93	12,888
	2013	11.22	15.89	16,201
	2012	9.75	11.22	1,910
	2011	9.98	9.75	9,522
	2010	8.28	9.98	12,419
	2009	6.02	8.28	8,853
	2008	10.54	6.02	13,379
	2007	9.96	10.54	1,601
Dreyfus IP MidCap Stock	2016	10.06	11.16	9,449
	2015	10.71	10.06	10,257
	2014[4]	10.00	10.71	5,429
Dreyfus IP Small Cap Stock Index	2016	9.85	11.93	111,984
	2015	10.47	9.85	7,152
	2014[4]	10.00	10.47	7,995

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Dreyfus IP Technology Growth	2016	15.72	15.81	8,775
	2015	15.41	15.72	8,887
	2014	15.01	15.41	5,036
	2013	11.76	15.01	3,363
	2012	10.59	11.76	3,659
	2011	11.95	10.59	4,678
	2010	9.57	11.95	33,278
	2009	6.33	9.57	7,957
	2008	11.18	6.33	5,982
	2007	10.14	11.18	7,962
Dreyfus VIF Appreciation	2016	9.62	9.97	593
	2015	10.27	9.62	605
	2014[4]	10.00	10.27	2,694
Dreyfus VIF International Value	2016	8.85	8.39	39,406
	2015	9.48	8.85	35,806
	2014	10.88	9.48	36,270
	2013	9.21	10.88	26,809
	2012	8.50	9.21	27,854
	2011	10.86	8.50	39,356
	2010	10.82	10.86	90,582
	2009	8.60	10.82	87,866
	2008	14.28	8.60	69,360
	2007	14.27	14.28	29,784
Fidelity® VIP Equity-Income	2016	9.44	10.70	15,440
	2015	10.23	9.44	7,038
	2014[4]	10.00	10.23	199
Fidelity® VIP Growth & Income	2016	9.92	11.07	22,859
	2015	10.57	9.92	25,083
	2014[4]	10.00	10.57	4,017
Fidelity® VIP Growth Opportunities	2016	11.25	10.85	8,732
	2015	11.09	11.25	2,370
	2014[4]	10.00	11.09	0
Fidelity® VIP High Income	2016	8.84	9.73	1,167
	2015	9.55	8.84	385
	2014[4]	10.00	9.55	0
Fidelity® VIP Overseas	2016	9.20	8.39	1,748
	2015	9.24	9.20	6,525
	2014[4]	10.00	9.24	0
Franklin Founding Funds Allocation VIP Fund	2016	9.67	10.52	37,308
	2015	10.71	9.67	32,602
	2014	10.82	10.71	17,073
	2013	9.09	10.82	18,280
	2012	8.19	9.09	10,195
	2011	8.65	8.19	5,192
	2010	8.14	8.65	4,357
	2009	6.50	8.14	4,241
	2008[2]	10.00	6.50	1,476

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Franklin Income VIP Fund	2016	9.71	10.66	65,346
	2015	10.85	9.71	65,262
	2014	10.76	10.85	99,330
	2013	9.81	10.76	93,034
	2012	9.04	9.81	89,716
	2011	9.17	9.04	85,887
	2010	8.45	9.17	106,684
	2009	6.47	8.45	70,459
	2008	9.55	6.47	64,115
	2007[1]	10.00	9.55	84,085
Franklin Mutual Global Discovery VIP Fund	2016	10.46	11.30	88,747
	2015	11.27	10.46	83,464
	2014	11.07	11.27	86,796
	2013	9.00	11.07	83,618
	2012	8.25	9.00	68,284
	2011	8.82	8.25	67,969
	2010	8.18	8.82	81,261
	2009	6.89	8.18	72,035
	2008	10.00	6.89	82,757
	2007[1]	10.00	10.00	85,099
Franklin Small Cap Value VIP Fund	2016	10.45	13.10	23,078
	2015	11.71	10.45	29,103
	2014	12.09	11.71	30,816
	2013	9.21	12.09	21,528
	2012	8.08	9.21	25,790
	2011	8.72	8.08	30,066
	2010	7.06	8.72	42,503
	2009	5.67	7.06	22,995
	2008	8.79	5.67	14,569
	2007[1]	10.00	8.79	8,716
Franklin Strategic Income VIP Fund	2016	8.97	9.33	7,245
	2015	9.69	8.97	6,293
	2014[4]	10.00	9.69	545

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF All Cap Value	2016	14.57	17.23	43,284
	2015	15.88	14.57	43,843
	2014	15.32	15.88	43,915
	2013	11.94	15.32	47,154
	2012	10.73	11.94	86,220
	2011	11.65	10.73	97,544
	2010	10.37	11.65	116,481
	2009	8.09	10.37	98,458
	2008	13.65	8.09	122,982
	2007	13.78	13.65	74,392
Guggenheim VIF Alpha Opportunity	2016	18.72	20.33	6,719
	2015	20.39	18.72	4,480
	2014	19.36	20.39	25,712
	2013	15.72	19.36	28,255
	2012	14.40	15.72	29,205
	2011	14.68	14.40	36,237
	2010	12.63	14.68	36,441
	2009	10.09	12.63	37,190
	2008	16.00	10.09	41,408
	2007	14.06	16.00	23,641
Guggenheim VIF Floating Rate Strategies	2016	9.56	9.99	26,652
	2015	9.85	9.56	24,118
	2014[4]	10.00	9.85	0
Guggenheim VIF Global Managed Futures Strategy	2016	6.26	5.14	2,012
	2015	6.60	6.26	2,459
	2014	6.11	6.60	2,205
	2013	6.19	6.11	2,641
	2012	7.23	6.19	3,435
	2011	8.22	7.23	4,464
	2010	8.85	8.22	2,780
	2009	9.57	8.85	2,648
	2008[3]	10.00	9.57	13,637

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF High Yield	2016	29.65	33.56	47,769
	2015	32.05	29.65	65,820
	2014	32.46	32.05	82,061
	2013	31.38	32.46	81,412
	2012	28.37	31.38	88,635
	2011	29.46	28.37	95,655
	2010	26.50	29.46	95,275
	2009	15.93	26.50	115,442
	2008	23.61	15.93	90,954
	2007	24.02	23.61	62,954
Guggenheim VIF Large Cap Value	2016	11.56	13.52	85,447
	2015	12.65	11.56	116,167
	2014	12.00	12.65	94,392
	2013	9.44	12.00	82,392
	2012	8.48	9.44	69,135
	2011	9.16	8.48	86,934
	2010	8.18	9.16	96,296
	2009	6.72	8.18	122,120
	2008	11.10	6.72	130,020
	2007	10.89	11.10	154,507
Guggenheim VIF Long Short Equity	2016	13.45	13.03	10,313
	2015	13.79	13.45	10,126
	2014	13.92	13.79	12,296
	2013	12.31	13.92	14,641
	2012	12.24	12.31	18,711
	2011	13.60	12.24	20,593
	2010	12.69	13.60	23,729
	2009	10.35	12.69	27,214
	2008	18.13	10.35	26,693
	2007	15.34	18.13	27,460
Guggenheim VIF Managed Asset Allocation	2016	11.19	11.64	46,329
	2015	11.60	11.19	43,943
	2014	11.29	11.60	43,449
	2013	10.25	11.29	51,376
	2012	9.40	10.25	55,891
	2011	9.69	9.40	68,118
	2010	9.10	9.69	73,988
	2009	7.52	9.10	74,942
	2008	10.72	7.52	72,624
	2007	10.50	10.72	42,828
Guggenheim VIF Mid Cap Value	2016	27.07	33.05	54,977
	2015	30.16	27.07	62,290
	2014	31.02	30.16	65,067
	2013	24.16	31.02	83,762
	2012	21.42	24.16	89,242
	2011	24.04	21.42	100,833
	2010	21.18	24.04	127,082
	2009	15.28	21.18	164,217
	2008	22.17	15.28	102,989
	2007	22.61	22.17	88,828
Guggenheim VIF Multi-Hedge Strategies	2016	6.90	6.61	8,301
	2015	7.03	6.90	7,198
	2014	6.97	7.03	9,531
	2013	7.12	6.97	13,306
	2012	7.23	7.12	24,439
	2011	7.27	7.23	47,306
	2010	7.10	7.27	62,330
	2009	7.63	7.10	131,239
	2008	9.74	7.63	2,633
	2007[1]	10.00	9.74	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Small Cap Value	2016	29.52	36.00	15,762
	2015	32.83	29.52	14,017
	2014	34.56	32.83	15,815
	2013	26.23	34.56	26,881
	2012	22.79	26.23	19,166
	2011	24.80	22.79	27,326
	2010	21.12	24.80	34,758
	2009	14.06	21.12	36,915
	2008	23.77	14.06	25,757
	2007	22.39	23.77	17,018
Guggenheim VIF StylePlus Large Core	2016	7.53	8.22	34,682
	2015	7.70	7.53	28,394
	2014	6.92	7.70	29,203
	2013	5.58	6.92	48,466
	2012	5.12	5.58	65,277
	2011	5.54	5.12	96,838
	2010	4.94	5.54	115,704
	2009	3.95	4.94	10,047
	2008	6.55	3.95	10,376
	2007	7.15	6.55	9,677
Guggenheim VIF StylePlus Large Growth	2016	7.76	8.13	28,043
	2015	7.64	7.76	31,787
	2014	6.88	7.64	40,116
	2013	5.57	6.88	119,624
	2012	5.22	5.57	126,716
	2011	5.67	5.22	126,458
	2010	5.05	5.67	129,704
	2009	3.93	5.05	180,386
	2008	6.48	3.93	52,219
	2007	7.18	6.48	60,397
Guggenheim VIF StylePlus Mid Growth	2016	10.64	11.14	19,809
	2015	11.06	10.64	18,261
	2014	10.15	11.06	30,861
	2013	8.08	10.15	61,906
	2012	7.24	8.08	72,240
	2011	7.86	7.24	84,509
	2010	6.57	7.86	93,959
	2009	4.74	6.57	89,006
	2008	8.19	4.74	81,452
	2007	9.50	8.19	85,784
Guggenheim VIF StylePlus Small Growth	2016	7.91	8.64	12,945
	2015	8.32	7.91	12,495
	2014	7.94	8.32	17,786
	2013	5.83	7.94	21,819
	2012	5.43	5.83	25,072
	2011	5.75	5.43	27,577
	2010	4.59	5.75	46,088
	2009	3.52	4.59	32,880
	2008	6.93	3.52	28,287
	2007	6.81	6.93	25,508

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Total Return Bond	2016	10.67	10.97	108,604
	2015	10.95	10.67	128,265
	2014	10.52	10.95	126,889
	2013	10.73	10.52	123,738
	2012	10.53	10.73	125,256
	2011	10.39	10.53	113,920
	2010	10.17	10.39	138,648
	2009	9.74	10.17	111,345
	2008	11.08	9.74	69,360
	2007	11.17	11.08	67,393
Guggenheim VIF World Equity Income	2016	9.24	9.82	119,623
	2015	9.66	9.24	126,308
	2014	9.55	9.66	165,655
	2013	8.31	9.55	169,570
	2012	7.40	8.31	178,913
	2011	9.13	7.40	195,762
	2010	8.19	9.13	215,743
	2009	7.10	8.19	237,636
	2008	11.97	7.10	203,408
	2007	11.41	11.97	203,880
Invesco V.I. Comstock	2016	11.75	13.24	45,439
	2015	13.00	11.75	33,429
	2014	12.37	13.00	47,410
	2013	9.47	12.37	40,394
	2012	8.27	9.47	40,554
	2011	8.77	8.27	15,840
	2010	7.87	8.77	15,024
	2009	6.36	7.87	13,548
	2008	10.29	6.36	15,672
	2007	10.94	10.29	12,402
Invesco V.I. Equity and Income	2016	12.32	13.62	70,805
	2015	13.13	12.32	138,368
	2014	12.53	13.13	97,967
	2013	10.42	12.53	96,620
	2012	9.62	10.42	59,317
	2011	10.12	9.62	61,433
	2010	9.38	10.12	56,763
	2009	7.95	9.38	62,292
	2008	10.68	7.95	34,264
	2007	10.73	10.68	22,006
Invesco V.I. Global Health Care	2016	21.26	18.13	11,210
	2015	21.40	21.26	10,199
	2014	18.56	21.40	10,001
	2013	13.71	18.56	20,902
	2012	11.78	13.71	6,307
	2011	11.76	11.78	6,485
	2010	11.60	11.76	7,247
	2009	9.43	11.60	5,664
	2008	13.72	9.43	5,336
	2007	12.74	13.72	8,875
Invesco V.I. Global Real Estate	2016	20.40	20.05	36,184
	2015	21.51	20.40	34,227
	2014	19.48	21.51	34,052
	2013	19.69	19.48	28,659
	2012	15.96	19.69	25,977
	2011	17.72	15.96	29,189
	2010	15.65	17.72	34,981
	2009	12.35	15.65	34,159
	2008	23.17	12.35	44,774
	2007	25.47	23.17	22,188

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Government Securities	2016	9.16	8.91	180,739
	2015	9.50	9.16	243,122
	2014	9.50	9.50	308,595
	2013	10.15	9.50	209,717
	2012	10.31	10.15	227,518
	2011	9.94	10.31	222,811
	2010	9.84	9.94	179,840
	2009	10.13	9.84	188,666
	2008	10.36	10.13	150,854
	2007	10.05	10.36	188,194
Invesco V.I. International Growth	2016	14.83	14.19	69,039
	2015	15.81	14.83	65,598
	2014	16.40	15.81	82,074
	2013	14.34	16.40	62,362
	2012	12.92	14.34	68,024
	2011	14.42	12.92	76,755
	2010	13.30	14.42	80,038
	2009	10.23	13.30	86,603
	2008	17.87	10.23	66,553
	2007	16.21	17.87	28,435
Invesco V.I. Mid Cap Core Equity	2016	16.12	17.58	2,264
	2015	17.49	16.12	2,418
	2014	17.43	17.49	14,958
	2013	14.09	17.43	30,761
	2012	13.22	14.09	156,012
	2011	14.68	13.22	79,541
	2010	13.40	14.68	43,883
	2009	10.71	13.40	24,883
	2008	15.59	10.71	12,856
	2007	14.82	15.59	8,310
Invesco V.I. Mid Cap Growth[6]	2016	11.40	11.04	20,762
	2015	11.71	11.40	20,692
	2014	11.29	11.71	20,351
	2013	8.58	11.29	28,906
	2012	7.96	8.58	27,199
	2011	8.93	7.96	29,934
	2010	7.82	8.93	29,012
	2009	5.72	7.82	30,352
	2008	11.23	5.72	53,052
	2007	10.55	11.23	24,784
Invesco V.I. Government Money Market	2016[5]	10.00	9.76	110,084

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Value Opportunities	2016	11.92	13.54	1,167
	2015	13.85	11.92	3,410
	2014	13.52	13.85	21,692
	2013	10.53	13.52	27,475
	2012	9.30	10.53	30,175
	2011	9.99	9.30	31,725
	2010	9.70	9.99	31,174
	2009	6.82	9.70	36,009
	2008	14.71	6.82	32,068
	2007	15.07	14.71	30,072
Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy)	2016	8.43	7.91	7,135
	2015	9.55	8.43	5,729
	2014[4]	10.00	9.55	0
Janus Aspen Enterprise	2016	14.29	15.43	37,080
	2015	14.29	14.29	35,270
	2014	13.22	14.29	35,696
	2013	10.40	13.22	74,548
	2012	9.23	10.40	19,636
	2011	9.74	9.23	15,055
	2010	8.06	9.74	28,317
	2009	5.79	8.06	20,293
	2008	10.71	5.79	16,335
	2007[1]	10.00	10.71	84,402
Janus Aspen Janus Portfolio	2016	12.25	11.83	23,916
	2015	12.10	12.25	34,553
	2014	11.14	12.10	15,237
	2013	8.90	11.14	15,399
	2012	7.81	8.90	9,449
	2011	8.59	7.81	31,752
	2010	7.80	8.59	46,054
	2009	5.96	7.80	44,680
	2008	10.28	5.96	57,491
	2007 [1]	10.00	10.28	5,421
JPMorgan Insurance Trust Core Bond Portfolio	2016	9.70	9.51	53,197
	2015	9.99	9.70	65,457
	2014[4]	10.00	9.99	24,529
Lord Abbett Series Bond-Debenture VC	2016	9.35	10.10	37,137
	2015	9.86	9.35	12,659
	2014[4]	10.00	9.86	0
Lord Abbett Series Developing Growth VC	2016	9.39	8.80	4,638
	2015	10.62	9.39	91,617
	2014[4]	10.00	10.62	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
MFS® VIT Research International	2016	8.42	8.04	44,102
	2015	8.94	8.42	44,005
	2014	9.99	8.94	34,653
	2013	8.74	9.99	51,475
	2012	7.80	8.74	55,683
	2011	9.10	7.80	43,620
	2010	8.55	9.10	83,170
	2009	6.80	8.55	42,350
	2008	12.28	6.80	64,112
	2007	11.34	12.28	33,471
MFS® VIT Total Return	2016	11.39	11.93	172,893
	2015	11.89	11.39	212,220
	2014	11.41	11.89	287,163
	2013	9.97	11.41	293,031
	2012	9.34	9.97	257,674
	2011	9.54	9.34	255,015
	2010	9.04	9.54	255,042
	2009	7.97	9.04	279,118
	2008	10.65	7.97	162,084
	2007	10.64	10.65	73,845
MFS® VIT Utilities	2016	14.63	15.67	31,968
	2015	17.82	14.63	83,133
	2014	16.45	17.82	70,643
	2013	14.21	16.45	61,922
	2012	13.03	14.21	63,598
	2011	12.70	13.03	77,710
	2010	11.61	12.70	73,349
	2009	9.07	11.61	76,113
	2008	15.15	9.07	76,260
	2007	12.33	15.15	52,456
Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity)	2016	6.79	6.98	44,154
	2015	7.90	6.79	38,165
	2014	8.59	7.90	21,608
	2013	9.02	8.59	22,898
	2012	7.81	9.02	6,687
	2011	9.92	7.81	9,344
	2010	8.66	9.92	59,618
	2009	5.28	8.66	30,837
	2008	12.68	5.28	24,235
	2007[1]	10.00	12.68	12,200
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2016	9.31	9.98	5,614
	2015	9.95	9.31	4,418
	2014[4]	10.00	9.95	0
Morningstar Balanced ETF Asset Allocation Portfolio	2016	9.38	9.80	22,433
	2015	9.96	9.38	16,421
	2014 [4]	10.00	9.96	599
Morningstar Conservative ETF Asset Allocation Portfolio	2016	9.35	9.42	0
	2015	9.83	9.35	0
	2014 [4]	10.00	9.83	0
Morningstar Growth ETF Asset Allocation Portfolio	2016	9.38	9.91	2,679
	2015	9.99	9.38	612
	2014[4]	10.00	9.99	596

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Morningstar Income and Growth ETF Asset Allocation Portfolio	2016	9.35	9.58	4,727
	2015	9.87	9.35	4,261
	2014[4]	10.00	9.87	0
Neuberger Berman AMT Socially Responsive	2016	19.64	20.74	44,255
	2015	20.51	19.64	32,753
	2014	19.34	20.51	39,248
	2013	14.61	19.34	32,648
	2012	13.70	14.61	70,225
	2011	14.69	13.70	147,865
	2010	12.42	14.69	59,550
	2009	9.82	12.42	37,466
	2008	16.83	9.82	33,971
	2007	16.28	16.83	19,820
Oppenheimer Global Fund/VA	2016	9.90	9.52	19,464
	2015	9.91	9.90	29,323
	2014[4]	10.00	9.91	777
Oppenheimer Main Street Small Cap Fund®/VA	2016	22.65	25.67	8,843
	2015	25.04	22.65	7,830
	2014	23.29	25.04	8,869
	2013	17.19	23.29	49,932
	2012	15.17	17.19	21,331
	2011	16.13	15.17	18,690
	2010	13.61	16.13	19,851
	2009	10.32	13.61	19,740
	2008	17.28	10.32	19,391
	2007	18.20	17.28	20,865
Oppenheimer Total Return Bond Fund/VA (formerly Oppenheimer Core Bond Fund/VA)	2016	6.97	6.92	54,976
	2015	7.18	6.97	37,381
	2014	6.98	7.18	39,541
	2013	7.27	6.98	27,754
	2012	6.85	7.27	70,127
	2011	6.59	6.85	66,187
	2010	6.15	6.59	59,300
	2009	5.86	6.15	69,732
	2008	9.98	5.86	158,626
	2007[1]	10.00	9.98	38,736
PIMCO VIT CommodityRealReturn Strategy	2016	4.47	4.95	52,656
	2015	6.24	4.47	47,060
	2014	7.95	6.24	36,325
	2013	9.67	7.95	31,226
	2012	9.53	9.67	17,055
	2011	10.70	9.53	20,107
	2010	8.92	10.70	26,023
	2009	6.54	8.92	25,952
	2008	12.09	6.54	26,263
	2007	10.18	12.09	11,367
PIMCO VIT Emerging Markets Bond	2016	10.62	11.58	4,098
	2015	11.29	10.62	1,079
	2014	11.56	11.29	933
	2013	12.91	11.56	14,803
	2012	11.39	12.91	19,364
	2011	11.13	11.39	14,520
	2010	10.32	11.13	31,097
	2009	8.21	10.32	2,411
	2008	9.99	8.21	20,389
	2007[1]	10.00	9.99	4,153

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged)	2016	11.95	12.26	53,796
	2015	12.37	11.95	60,467
	2014	11.56	12.37	108,308
	2013	11.94	11.56	96,729
	2012	11.18	11.94	132,284
	2011	10.88	11.18	134,571
	2010	10.41	10.88	135,165
	2009	9.35	10.41	114,324
	2008	9.94	9.35	69,591
	2007	9.96	9.94	65,199
PIMCO VIT Low Duration	2016	9.24	9.03	72,635
	2015	9.57	9.24	71,742
	2014	9.85	9.57	87,754
	2013	10.24	9.85	128,107
	2012	10.04	10.24	96,917
	2011	10.31	10.04	107,709
	2010	10.17	10.31	160,132
	2009	9.32	10.17	133,536
	2008	9.72	9.32	52,930
	2007	9.40	9.72	14,680
PIMCO VIT Real Return	2016	10.80	10.94	150,071
	2015	11.52	10.80	173,088
	2014	11.61	11.52	216,926
	2013	13.28	11.61	164,634
	2012	12.67	13.28	203,273
	2011	11.78	12.67	219,337
	2010	11.32	11.78	223,783
	2009	9.93	11.32	283,822
	2008	11.09	9.93	179,856
	2007	10.41	11.09	154,493
PIMCO VIT Total Return	2016	9.64	9.52	25,573
	2015	9.97	9.64	24,287
	2014[4]	10.00	9.97	11,765
Putnam VT Small Cap Value	2016	9.35	11.48	732
	2015	10.14	9.35	695
	2014[4]	10.00	10.14	0
Royce Micro-Cap	2016	8.97	10.34	19,598
	2015	10.64	8.97	20,388
	2014	11.45	10.64	54,057
	2013	9.83	11.45	55,651
	2012	9.48	9.83	68,112
	2011	11.20	9.48	75,262
	2010	8.95	11.20	85,440
	2009	5.88	8.95	80,707
	2008	10.75	5.88	89,509
	2007	10.74	10.75	31,001
T. Rowe Price Health Sciences	2016	13.41	11.53	16,893
	2015	12.38	13.41	17,718
	2014[4]	10.00	12.38	742
Templeton Developing Markets VIP Fund	2016	7.11	8.08	14,145
	2015	9.19	7.11	7,643
	2014[4]	10.00	9.19	259

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Templeton Global Bond VIP Fund	2016	9.07	8.99	124,241
	2015	9.84	9.07	16,520
	2014[4]	10.00	9.84	2,723
Western Asset Variable Global High Yield Bond	2016	10.00	11.11	1,145
	2015	11.05	10.00	11,658
	2014	11.65	11.05	37,638
	2013	11.41	11.65	54,763
	2012	10.03	11.41	33,343
	2011	10.29	10.03	232,566
	2010	9.31	10.29	139,573
	2009	6.24	9.31	12,620
	2008	9.38	6.24	2,835
1   For the period April 30, 2007 (the date first publicly offered) through December 31, 2007.

2   For the period May 1, 2008 (the date first publicly offered) through December 31, 2008.

3   For the period November 17, 2008 (the date first publicly offered) through December 31, 2008.

4   For the period May 1, 2014 (the date first publicly offered) through December 31, 2014.

5   For the period April 29, 2016 (the date first publicly offered) through December 31, 2016.

APPENDIX B

Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount the Fixed Account and Loan Account; however, you will still pay the rider charge applicable to the 5% rate.)
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.
Guaranteed Minimum Withdrawal Benefit — If you elected this rider when you purchased the Contract, your “Benefit Amount” is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to zero. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and

B-1

any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing: (i) the excess withdrawal amount by (ii) Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to 0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.
If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

B-2

APPENDIX C

Bonus Credit Rider

During the period that began September 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of September 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

C-1

SECUREDESIGNS® VARIABLE ANNUITY

Variable Annuity Account B

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2017

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2017, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the “Company”) by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), and the Variable Annuity Account B (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Guggenheim VIF StylePlus Large Core Strategy Subaccount and no Riders, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.70%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	0.60%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the monthly subaccount adjustment amount would be as follows:
3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim VIF StylePlus Large Core Strategy Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25%. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for tax year 2017. The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $6,000, can be made to a 403(b) annuity during the 2017 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000: (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule: or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2017 is the lesser of (i) $53,000, or (ii) 100% of the employee’s annual compensation.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
4

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,000 (for 2017) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $54,000. Salary reduction contributions, if any, are subject to additional annual limits.
Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2016, 2015 , and 2014 , the Company paid $1,630,006, $930,442, and $536,448, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the maximum mortality and expense risk charge of 0.85%, the maximum optional Rider charges of 1.70%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.
5

Other total return figures (referred to as “Non‑Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return that reflects such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
6

Financial Statements and Supplementary
Information (Statutory Basis)

First Security Benefit Life Insurance and Annuity Company of New York
Years Ended December 31, 2016 and 2015
With Reports of Independent Auditors

First Security Benefit Life Insurance and Annuity Company of New York

Financial Statements and Supplementary Information
(Statutory Basis)
Years Ended December 31, 2016 and 2015

Report of Independent Auditors
The Board of Directors
First Security Benefit Life Insurance and
 Annuity Company of New York
We have audited the accompanying statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company), which comprise the balance sheets as of December 31, 2016 and 2015, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.
Opinion on Statutory-Basis of Accounting
However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division.
/s/ Ernst & Young LLP
April 28, 2017
2

First Security Benefit Life Insurance and Annuity Company of New York
Balance Sheets
(Statutory Basis)

	December 31
	2016	2015
	(In Thousands,
	Except Share Data)
Admitted assets
Investments:
Bonds	$497,435	$516,321
Preferred and common stocks	729	–
Policy loans	389	273
Short-term investments	47,234	18,566
Cash and cash equivalents	2,991	8,332
Other invested assets	4,376	5,293
Total investments	553,154	548,785

Investment income due and accrued	3,187	3,431
Net deferred income tax asset	1,984	1,229
Other assets	141	1,105
Separate account assets	128,376	129,802
Total admitted assets	$686,842	$684,352

Liabilities and capital and surplus
Liabilities:
Life and annuity reserves	$339,617	$347,511
Funds withheld	184,778	176,077
Other liabilities	3,449	2,060
Net transfers due from separate accounts	(787)	(779)
Asset valuation reserve	2,444	2,584
Separate account liabilities	128,376	129,802
Total liabilities	657,877	657,255

Capital and surplus:
Common stock, $10 par value:
Authorized, issued, and outstanding – 200,000 shares	2,000	2,000
Additional paid-in capital	33,600	33,600
Unassigned deficit	(6,635)	(8,503)
Total capital and surplus	28,965	27,097
Total liabilities and capital and surplus	$686,842	$684,352

See accompanying notes.

3

First Security Benefit Life Insurance and Annuity Company of New York
Statements of Operations
(Statutory Basis)
	Year Ended December 31
	2016	2015	2014
		(In Thousands)
Revenues:
Annuity considerations and deposits	$13,069	$23,547	$97,280
Net investment income	11,473	11,362	8,507
Other income	2,217	2,275	2,668
Total revenues	26,759	37,184	108,455

Benefits and expenses:
Increase (decrease) in reserves and funds for all policies	(16,171)	(12,737)	59,501
Surrender benefits	27,926	35,804	41,996
Annuity benefits	8,939	7,363	5,160
Commissions	569	691	2,737
Other insurance operating expenses	2,841	2,551	1,898
Total benefits and expenses	24,104	33,672	111,292

Income (loss) from operations before
federal income taxes	2,655	3,512	(2,837)
Federal income tax expense (benefit)	(242)	661	897
Income (loss) from operations before net
realized losses	2,897	2,851	(3,734)
Net realized losses, net of capital gains tax	(2,114)	(377)	(51)
Net income (loss)	$783	$2,474	$(3,785)

See accompanying notes.
4

First Security Benefit Life Insurance and Annuity Company of New York
Statements of Changes in Capital and Surplus
(Statutory Basis)

		Additional		Unassigned	Total
	Common	Paid-In	Contingency	Surplus	Capital and
	Stock	Capital	Surplus	(Deficit)	Surplus
			(In Thousands)

Balance at January 1, 2014	$2,000	$33,600	$–	$(4,962)	$30,638
Net loss	–	–	–	(3,785)	(3,785)
Change in asset valuation reserve	–	–	–	(967)	(967)
Change in net deferred income taxes	–	–	–	2,116	2,116
Change in nonadmitted assets	–	–	–	(2,437)	(2,437)
Balance at December 31, 2014	2,000	33,600	–	(10,035)	25,565
Net loss	–	–	–	2,474	2,474
Change in asset valuation reserve	–	–	–	(791)	(791)
Change in net deferred income taxes	–	–	–	(137)	(137)
Change in nonadmitted assets	–	–	–	161	161
Change in net unrealized capital losses, net of tax	–	–	–	(175)	(175)
Balance at December 31, 2015	2,000	33,600	–	(8,503)	27,097
Net income	–	–	–	783	783
Change in asset valuation reserve	–	–	–	140	140
Change in net deferred income taxes	–	–	–	(346)	(346)
Change in nonadmitted assets	–	–	–	1,173	1,173
Change in net unrealized capital gains, net of tax	–	–	–	118	118
Balance at December 31, 2016	$2,000	$33,600	$–	$(6,635)	$28,965

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York
Statements of Cash Flow
(Statutory Basis)

	Year Ended December 31
	2016	2015	2014
		(In Thousands)
Operation activities
Revenues:
Premium and annuity considerations	$13,069	$23,547	$97,280
Net investment income	10,754	9,091	6,253
Other income	2,944	3,255	3,783
Benefits and expenses:
Benefits and surrenders	(35,559)	(43,196)	(47,099)
Net transfers from separate accounts	8,270	9,103	11,988
Commissions, expenses, and other deductions	(4,038)	(4,594)	(6,052)
Federal income taxes, including net tax
on capital gains	420	(812)	(560)
Net cash (used in) provided by operations	(4,140)	(3,606)	65,593

Investment activities
Proceeds from sales, maturities, or repayments
of investments:
Bonds	218,218	121,817	85,003
Stocks	5	373	–
Other invested assets	1,236	–	874
Other proceeds	408	604	729
Cost of investments acquired:
Bonds	(198,675)	(164,146)	(259,663)
Stocks	(724)	–	–
Other invested assets	–	(503)	–
Other applications	(2,334)	(2,732)	–
Net increase in policy loans	(117)	(148)	(26)
Net cash provided by (used in) investment activities	18,017	(44,735)	(173,083)

Financing and miscellaneous activities
Cash provided:
Change in funds withheld	8,701	8,758	10,318
Other cash provided (used)	749	(445)	682
Net cash provided by financing and miscellaneous activities	9,450	8,313	11,000

Increase (decrease) in cash and cash equivalents
and short-term investments	23,327	(40,028)	(96,490)
Cash and cash equivalents and short-term
investments at beginning of year	26,898	66,926	163,416
Cash and cash equivalents and short-term
investments at end of year	$50,225	$26,898	$66,926

See accompanying notes.

6

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements
(Statutory Basis)

December 31, 2016
1. Significant Accounting Policies

 Organization
First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in the States of New York and Kansas and was organized to offer insurance products in the State of New York. The Company’s business activities are concentrated in the sale of fixed annuity products and variable annuity products supported by separate account assets.
Basis of Presentation
The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division (the Department).
The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York in determining and reporting the financial condition and results of operations of an insurance company for purposes of determining its solvency under the New York Insurance Law.
The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York.
Statutory accounting practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:
Investments
Investments in bonds and non-redeemable preferred stock are carried at amortized cost or market value based on the NAIC designation. Equity securities are carried at market value with changes in market value charged directly to surplus. GAAP requires that such securities be classified as
7

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
held to maturity, trading, or available for sale. Under GAAP, securities classified as held to maturity are carried at amortized cost, and securities classified as trading or available for sale are carried at fair value. Unrealized holding gains and losses are reported in income for those securities classified as trading or as a separate component of stockholder’s equity for those securities classified as available for sale.
For statutory purposes, all single-class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets other than high credit quality securities are adjusted using the prospective method when there is a change in estimated future cash flow. If it is determined that a decline in fair value is other than temporary, losses are bifurcated between credit and non-credit-related impairments. Credit impairments are recognized in earnings, and non-credit-related impairments are reported as a component of equity. For high credit quality securities, the retrospective method is used when there is a change in estimated future cash flow. For statutory purposes, loan-backed and structured securities that are other-than-temporarily impaired are written down to the present value of discounted estimated future cash flows.
Valuation Reserve Liabilities
As prescribed by the NAIC, the asset valuation reserve (AVR) is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of fixed maturity securities, equity securities, mortgage loans, real estate, and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. AVR is not recognized under GAAP.
As also prescribed by the NAIC, the Company reports an interest maintenance reserve (IMR) that represents the net accumulated unamortized realized capital gains and losses attributable to changes in the general level of interest rates on sales of fixed maturity investments, principally bonds. Such gains or losses, net of tax, are amortized into income over the remaining period to expected maturity based on groupings of individual securities sold in five-year bands. IMR is not recognized under GAAP.
8

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Policy Acquisition Costs and Value of Business Acquired
The costs of successfully acquiring new business are expensed when incurred, rather than being deferred and amortized as required under GAAP. Expense allowances received or paid in connection with reinsurance are recognized as income or expense when due, rather than deferred and amortized as required under GAAP. For GAAP purposes, the value of business acquired (VOBA) is amortized in a similar manner to the amortization of deferred policy acquisition costs. No amounts are recognized for statutory accounting purposes.
Nonadmitted Assets
For statutory accounting purposes, certain assets designated as nonadmitted (principally furniture, equipment, leasehold improvements, intangible assets, prepaid expenses, certain deferred income tax assets, and miscellaneous receivables over 90 days old) are excluded from the balance sheets and charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent those assets are not impaired.
Premiums and Benefits
Revenues for life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting and credited directly to an appropriate policy reserve account without recognizing premium income. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits incurred represent the excess of benefits paid over the policy account value and interest credited to the account values.
Policy Reserves
Reserves are based on statutory mortality, morbidity, and interest requirements, with consideration of future withdrawals. All annuity reserves are calculated on the prescribed reserve basis, which partially offsets the effect of immediately charging policy acquisition costs for commissions to expense. Under GAAP, annuity reserves are carried at account value plus reserves associated with guarantees provided by the Company to the contract holders.
9

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)

Reinsurance
The Company reports reinsurance receivables and prepaid reinsurance premiums as reductions of policy and contract liabilities rather than reporting such amounts as assets as required under GAAP.
Funds Withheld
The Company maintains a funds withheld reinsurance liability equal to the statutory carrying value of the assets segregated to support certain reinsurance agreements. For GAAP purposes, the funds withheld reinsurance liability contains an embedded derivative that is bifurcated and fair valued based on the change in the fair value of the underlying segregated assets.
Separate Accounts
For statutory accounting purposes, separate account surplus is created through the use of the Commissioners’ Annuity Reserve Valuation Method and is reported as an unsettled transfer from the separate account to the general account.
Deferred Income Taxes
For statutory accounting purposes, deferred income tax assets are limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent three calendar years; plus (2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the statement of admitted assets, liabilities, and surplus date or 15% of surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill; plus (3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities (DTLs). The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state income taxes.

10

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred tax asset (DTA) is recorded for the amount of gross DTAs expected to be realized in future years, and a valuation allowance is established for DTAs that are not realizable.
Embedded Derivatives
Embedded derivatives for statutory accounting are not bifurcated from the host instrument, whereas GAAP accounting requires the embedded derivative to be bifurcated from, accounted for, and reported separately from the host instrument.
Cash and Cash Equivalents
The statutory-basis statements of cash flow reconcile to the changes in cash and cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash and cash equivalents, whereby cash equivalents are financial instruments with an original maturity period of 90 days or less.
A reconciliation of capital and surplus at December 31, 2016, 2015 and 2014, and net income for each of the three years in the period ended December 31, 2016, between amounts presented herein and amounts stated in conformity with GAAP is as follows:

	Capital and Surplus			Net Income (Loss)
	2016	2015	2014	2016	2015	2014
	(In Thousands)

Amounts set forth herein	$28,965	$27,097	$25,565	$783	$2,474	$(3,785)
Unrealized amounts on securities:
Available for sale	21	(7,326)	1,197	–	–	–
Realized losses	–	–	–	205	485	207
Nonadmitted assets	3,072	4,245	4,406	–	–	–
Deferred policy acquisition costs and value of
business acquired	15,566	16,118	15,236	(448)	(45)	2,223
Annuity reserves/account values	(2,714)	(3,083)	(3,550)	481	(446)	2,329
Deferred income taxes	(4,135)	(1,173)	(4,256)	(408)	(66)	504
Asset valuation reserve	2,444	2,584	1,793	–	–	–
Interest maintenance reserve	315	115	–	(66)	21	21
Funds withheld	(76)	(79)	(72)	–	–	–
Other	(673)	(932)	(191)	126	(250)	(169)
Amounts stated in conformity with U.S. GAAP	$42,785	$37,566	$40,128	$673	$2,173	$1,330
11

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Other significant accounting policies include the following:
Investments
Investments are valued as prescribed by the NAIC. Bonds are reported principally at cost, adjusted for amortization of premiums and accrual of discounts using the effective interest method. For mortgage-backed bonds, defaults, loss severity of defaulted collateral, and anticipated prepayments are considered using market consensus when determining the amortization of premiums and accrual of discounts. Adjustments to discounts or premiums resulting when actual defaults, loss severity of defaulted collateral, and prepayments differ substantially from estimates are determined using the retrospective method. Preferred stocks in good standing are carried at cost. Bonds and preferred stocks not in good standing are carried at the lower of amortized cost or fair value.
Realized capital gains and losses on sales of investments are determined using the average cost method.
For any decline in the market value of an investment that is determined to be other than temporary, the amortized cost basis of the investment is written down to the estimated fair value as of the date of the determination, except for loan-backed and structured securities where the investment is written down to its discounted expected future cash flows, and the amount of the write-down is accounted for as a realized loss.
Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.
Policy loans are stated at the aggregate unpaid balance.
The operations of the Company are subject to the risk of interest rate fluctuations to the extent that there is a difference between the amount of the Company’s interest-earning assets and interest-bearing liabilities that reprice or mature in specified periods. The Company engages in asset-liability management intended to generate an acceptable level of return relative to the levels of interest rate risk, liquidity risk and other forms of risk that exist within the Company.
12

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)

 Reserves for Annuity Policies
The reserves for annuity policies are developed by actuarial methods. Annuity reserves are computed using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law and greater than the guaranteed policy cash values.
For variable annuity contracts, the 1994 MGDB mortality table has been used principally (2012 IAR for 2015-16 issues), and interest assumptions range from 3.5% to 5.5%. For fixed annuity contracts, the 2000 Annuity Table has been used principally (2012 IAR for 2015-16 issues), and interest assumptions range from 3.50% to 4.25%.
Recognition of Revenues
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest contracts are recorded as deposits, with revenues consisting of policy charges for the cost of insurance, policy administrative charges, and surrender charges against account balances during the period.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Separate Accounts
The separate accounts are established in conformity with New York insurance laws and are not chargeable with liabilities arising out of any other business of the Company. Premiums designated for investment in the separate accounts are included in revenues with corresponding
13

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
liability increases included in benefits. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings held primarily for the benefit of contract holders, are shown as separate captions in the balance sheets. Assets held in the separate accounts are carried at quoted market values or, where quoted market values are not available, at fair market value. The Company receives administrative and risk fees relating to amounts invested in the separate accounts.
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates and assumptions include the valuation of investments, determination of OTTI of investments, calculation of liabilities for future policy benefits, the calculation of income taxes, and the recognition of DTAs and DTLs. Actual results could differ from those estimates.
14

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments
The carrying value, gross unrealized gains and losses, and fair value of investments in bonds and preferred stock at December 31, 2016 and 2015, are summarized as follows:

		December 31, 2016
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
		(In Thousands)
Bonds:
U. S. Treasury securities and
obligations
of U.S. government corporations
and agencies	$8,185	$63	$25	$8,223
Obligations of government-sponsored
enterprises	22,257	147	436	21,968
Corporate	192,880	3,540	1,120	195,300
Municipal governments	17,413	881	67	18,227
Commercial mortgage-backed	67,547	333	429	67,451
Residential mortgage-backed	13,229	113	216	13,126
Other debt obligations	175,924	1,451	1,039	176,336
Total bonds	$497,435	$6,528	$3,332	$500,631

Preferred stocks:
Financial	$722	$36	$5	$753
Total preferred stocks	$722	$36	$5	$753

15

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)

		December 31, 2015
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
		(In Thousands)
Bonds:
U. S. Treasury securities and
obligations
of U.S. government corporations
and agencies	$11,291	$42	$209	$11,124
Obligations of government-
sponsored enterprises	37,368	343	441	37,270
Corporate	216,487	2,234	6,566	212,155
Foreign governments	1,419	1	–	1,420
Municipal governments	35,157	1,650	125	36,682
Commercial mortgage-backed	44,873	488	227	45,134
Residential mortgage-backed	19,709	133	685	19,157
Collateralized debt obligations	10,426	59	120	10,365
Other debt obligations	139,591	508	3,026	137,073
Total bonds	$516,321	$5,458	$11,399	$510,380

The carrying amount and fair value of bonds at December 31, 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying	Fair
	Amount	Value
	(In Thousands)

Due in one year or less	$5,544	$5,559
Due after one year through five years	113,442	114,238
Due after five years through ten years	65,634	66,647
Due after ten years	28,370	29,674
Mortgage-backed securities and other asset-backed securities	284,445	284,513
	$497,435	$500,631

16

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
For bonds with unrealized losses as of December 31, 2016 and 2015, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2016
			Greater Than or Equal
	Less Than 12 Months		to 12 Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
			(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$1,466	$25	$–	$–	$1,466	$25
Obligations of government-sponsored
enterprises	12,140	436	–	–	12,140	436
Corporate	56,001	757	9,707	363	65,708	1,120
Municipal governments	2,072	67	–	–	2,072	67
Commercial mortgage-backed	32,837	423	655	6	33,492	429
Residential mortgage-backed	4,212	81	3,789	135	8,001	216
Other debt obligations	40,307	400	42,744	639	83,051	1,039
Total bonds	$149,035	$2,189	$56,895	$1,143	$205,930	$3,332

Number of securities with unrealized losses		222		71		293
Percent investment grade
(NAIC investment grade 1 and 2)		95%		83%		92%

17

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)

			December 31, 2015
			Greater Than or Equal
	Less Than 12 Months		to 12 Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$ –	$ –	$ 6,378	$ 209	$ 6,378	$ 209
Obligations of government-sponsored
enterprises	3,380	37	14,578	404	17,958	441
Corporate	75,756	5,299	61,505	1,267	137,261	6,566
Municipal governments	3,234	111	1,813	14	5,047	125
Commercial mortgage-backed	27,105	200	1,753	27	28,858	227
Residential mortgage-backed	6,232	102	8,903	583	15,135	685
Collateralized debt obligations	8,633	116	496	4	9,129	120
Other debt obligations	79,290	2,540	25,667	486	104,957	3,026
Total bonds	$ 203,630	$ 8,405	$ 121,093	$ 2,994	$ 324,723	$ 11,399

Number of securities with unrealized losses		276		131		407
Percent investment grade
(NAIC investment grade 1 and 2)		84%		96%		88%

The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. At present, the Company cannot ascertain the duration of the current market conditions and the resulting impact on such positions, but believes these losses to be temporary.
The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below amortized cost; (2) the issuer’s financial position and access to capital; including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell the security or if it is more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis, and (4) for equity securities, the Company’s ability and intent to hold the security until it recovers in
18

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
value. In the evaluation of the potential impairment of asset-backed securities, several additional factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions.
The Company has no currently held investments in loan-backed and structured securities with a recognized OTTI based on its intent to sell the security or inability of the Company to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.
The loan-backed and structured securities currently held by the Company with a recognized OTTI, are as follows:
	Amortized Cost	Present Value of				Financial
	Prior to Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Statement When
CUSIP	OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
80629QAA3	$ 156	$ 111	$ (45)	$ 111	$ 111	6/30/2016
80629QAA3	111	94	(18)	94	94	9/30/2016

Impaired loan-backed and structured securities (those whose fair value is less than cost or amortized cost) currently held by the Company, for which an OTTI has not been recognized in earnings as a realized loss, aggregated by length of time that the individual securities have been in a continuous unrealized loss position, are as follows as of December 31, 2016:

	Unrealized	Fair
	Loss	Value
	(In Thousands)

Continuous unrealized loss for less than 12 months	$1,511 $	93,347
Continuous unrealized loss for greater than or equal
to 12 months	715	45,904

19

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
Major categories of net investment income for the years ended December 31, 2016, 2015 and 2014, are summarized as follows:

	2016	2015	2014
		(In Thousands)

Interest on bonds	$19,534	$19,307	$16,349
Dividends on equity securities	43	23	27
Other	23	13	7
Total investment income	19,600	19,343	16,383

Less:
Investment expenses	(688)	(702)	(762)
Ceded to reinsurer	(7,439)	(7,279)	(7,114)
Net investment income	$11,473	$11,362	$8,507

Proceeds from sales of bonds and equity securities and related realized gains and losses for the years ended December 31, 2016, 2015 and 2014, are as follows:

	2016	2015	2014
	(In Thousands)

Proceeds from sales	$216,779	$54,785	$36,226
Gross realized gains	3,634	1,165	722
Gross realized losses	(4,036)	(1,202)	(445)

20

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
Realized gains net of amounts transferred to the interest maintenance reserve, net of applicable taxes, for the years ended December 31, 2016, 2015 and 2014, consist of the following:

	2016	2015	2014
	(In Thousands)

Bonds	$(406)	$(37)	$277
Equity securities	4	–	–
Other invested assets	(3)	–	–
Total realized gains (losses), net	(405)	(37)	277

Income tax expense	(30)	(212)	(126)
Net ceded reinsurance gains	(1,414)	145	(121)
Transferred to the interest maintenance reserve,
net of tax	(265)	(273)	(81)
Net realized losses	$(2,114)	$(377)	$(51)

Restricted assets, including pledged assets at December 31, 2016, consist of the following (in thousands):
	Total General Account (GA)	GA Supporting Separate Account (SA) Activity	Total SA Restricted Assets	SA Assets Supporting GA Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Current-Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
					(In Thousands)

On deposit with
states	$600	$–	$–	$–	$600	$580	$20	$600	0.09%	0.09%
Pledged as collateral
not captured in
other categories	5,860	–	–	–	5,860	3,167	2,693	5,860	0.85%	0.85%
Total restricted
assets	$6,460	$–	$–	$–	$6,460	$3,747	$2,713	$6,460	0.94%	0.94%

21

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
Detail of assets pledged as collateral not captured in other categories at December 31, 2016, consists of the following (in thousands):
	Total General Account (GA)	GA Supporting SA Activity	Total SA Restricted Assets	SA Assets Supporting GA Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Current-Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
					(In Thousands)

Cash and bonds
related to
reinsurance
agreements	$5,860	$–	$–	$–	$5,860	$3,167	$2,693	$5,860	0.85%	0.85%
Total	$5,860	$–	$–	$–	$5,860	$3,167	$2,693	$5,860	0.85%	0.85%

3. Separate Account Transactions
The Company’s separate accounts are established in conformity with New York Insurance Law Section 4240. Under applicable insurance law, the assets and liabilities of the separate accounts are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the separate account assets applicable to variable annuity contracts held in the separate accounts are not chargeable with liabilities arising out of any other business the Company may conduct.
The Company has separate accounts considered legally insulated from the general account of $128.4 million and $129.8 million as of December 31, 2016 and 2015, respectively.
The separate accounts held by the Company relate primarily to individual variable annuity contracts of a non-guaranteed return nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The variable annuity contracts generally provide an incidental death benefit, and some contracts may have a guaranteed minimum living benefit. The minimum death benefit and living benefit reserves are recorded in the Company’s general account. The assets and liabilities of these separate accounts are carried at market value.
22

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
3. Separate Account Transactions (continued)
Benefit payments by the general account for those guaranteed liabilities of the separate account for the last five years are as follows (in thousands):
2016	$24
2015	2
2014	32
2013	58
2012	31

To compensate the general account for the risks taken, the separate account for the last five years paid risk charges to the general account of (in thousands):
2016	$138
2015	170
2014	217
2013	244
2012	261

23

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
3. Separate Account Transactions (continued)
Information regarding the separate accounts by risk-based capital (RBC) groupings is as follows:

		December 31, 2016
	Non-Indexed
	Guarantee Less	Non-Indexed	Non- Guaranteed
	Than or Equal to	Guarantee More	Separate
	4%	Than 4%	Accounts	Total
		(In Thousands)

Premium	$–	$–	$8,910	$8,910

Reserves for accounts with assets at:
Fair value	$–	$–	$127,078	$127,078
Amortized cost	–	–	–	–
Total	$–	$–	$127,078	$127,078

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$–	$–	$127,078	$127,078
Not subject to discretionary
withdrawal	–	–	511	511
Total	$–	$–	$127,589	$127,589

24

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions (continued)

		December 31, 2015
	Non-Indexed
	Guarantee Less	Non-Indexed	Non- Guaranteed
	Than or Equal to	Guarantee More	Separate
	4%	Than 4%	Accounts	Total
		(In Thousands)

Premium	$–	$–	$16,503	$16,503

Reserves for accounts with assets at:
Fair value	$–	$–	$129,023	$129,023
Amortized cost	–	–	–	–
Total	$–	$–	$129,023	$129,023

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$–	$–	$128,512	$128,512
Not subject to discretionary
withdrawal	–	–	511	511
Total	$–	$–	$129,023	$129,023

25

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
3. Separate Account Transactions (continued)
A reconciliation of the summary of operations of the Company’s separate accounts to the net transfers as recorded in the general account is as follows for the years ended December 31:

	2016	2015	2014
		(In Thousands)

Transfers as reported in the separate accounts:
Transfers to separate accounts	$8,910	$16,503	$16,595
Transfers from separate accounts	(16,910)	(25,000)	(27,357)
Net transfers as reported in the
separate accounts	(8,000)	(8,497)	(10,762)

Reconciling adjustments:
Fee withdrawals	(333)	(458)	(671)
Other	56	12	(33)
Net transfers as reported in the general
account as a decrease in reserves and funds for all
policies	$(8,277)	$(8,943)	$(11,466)

4. Related-Party Transactions
Certain administrative, distribution, actuarial, and accounting functions of the Company are handled by the Company’s affiliated parties. During the years ended December 31, 2016, 2015, and 2014, the Company paid a total of $1.8 million, $1.3 million, and $0.8 million, respectively, for these services, which are included in other insurance operating expenses in the statements of operations.
During the years ended December 31, 2016, 2015 and 2014, the Company paid $0.2 million, $0.3 million, and $0.2 million, respectively, in commissions to an affiliated company for sales of its variable annuity products.
During each of the years ended December 31, 2016, 2015, and 2014, the Company received $0.1 million from related parties for administrative services, provided in connection with reinsurance administration. These fees are included in other income in the statements of operations.
26

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
4. Related-Party Transactions (continued)
During the years ended December 31, 2016, 2015, and 2014, the Company received $0.1 million, $0.1 million, and $0.2 million, respectively, from related parties for administrative services provided in connection with its variable annuities. These revenues are included in other income in the statements of operations.
The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), a related party, to perform investment advisory services. During the years ended December 31, 2016, 2015, and 2014, the Company paid fees of $0.5 million, $0.6 million, and $0.7 million, respectively, for the services performed. These fees are included in net investment income in the statements of operations.
The Company recorded receivables from its parent and related parties in the amounts of $0 and $0.1 million and payables of $0.3 million and $0.4 million in the balance sheets at December 31, 2016 and 2015, respectively, for normal business transactions that are settled on a current basis.
5. Reinsurance
The Company assumes and cedes reinsurance with other companies to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth.
Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2016	2015	2014
		(In Thousands)
Reinsurance assumed:
Premiums	$106	$210	$547
Commissions	$5	$–	$–
Claims	$–	$–	$–
Surrenders	$288	$114	$435

27

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
5. Reinsurance (continued)
Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2016	2015	2014
		(In Thousands)
Reinsurance ceded:
Premiums	$17,030	$20,008	$20,236
Commissions	$794	$957	$1,094
Claims	$–	$–	$–
Surrenders	$13,058	$16,870	$15,950

As of December 31, 2016 and 2015, the value of the Company’s funds withheld under an indemnity retrocession agreement with Guggenheim Life and Annuity Company (GLAC), a related party, was $183.6 million and $175.0 million, respectively. These amounts are included in the funds withheld reinsurance liability on the balance sheets.
The value of the Company’s individual life insurance and living benefit riders are reinsured 100% with Security Benefit Life Insurance Company (SBLIC), a related party. As of December 31, 2016 and 2015, the funds withheld associated with this reinsurance agreement was $1.2 million and $1.1 million, respectively.
In the accompanying financial statements, premiums, benefits, settlement expenses, and policy liabilities and accruals are reported net of reinsurance ceded. Accordingly, policy reserves have been shown net of reinsurance credits of $183.3 million and $168.9 million at December 31, 2016 and 2015, respectively. Life insurance in-force ceded was $0.1 million at December 31, 2016 and 2015.
The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers, and requires collateralization of balances where allowable by contract.
28

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
6. Insurance Liabilities
The liability for guaranteed minimum death benefits (GMDBs) on variable annuity contracts reflected in the general account as of December 31, 2016 and 2015, was $0.1 million and $0.1 million, respectively. The Company’s GMDB reserves are calculated following the assumptions and methodologies prescribed by Actuarial Guideline (AG) 43.
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

		2016			2015
			Weighted-			Weighted-
		Net	Average		Net	Average
	Account	Amount at	Attained	Account	Amount at	Attained
	Value	Risk	Age	Value	Risk	Age
			(Dollars in Thousands)

Return of premium	$61,657	$505		$64,416	$739
			66			67
Step-up	52,276	1,671	68	53,291	1,976	67
Total GMDB	$113,933	$2,176	67	$117,707	$2,715	67

The Company previously offered guaranteed living benefits associated with variable annuity contracts, such as guaranteed minimum income benefits (GMIBs) and guaranteed minimum withdrawal benefits (GMWBs). The Company holds reserves for the guaranteed living benefits equal to the guaranteed living benefit reserve from AG 43. The reserve for the guaranteed living benefits on variable annuity contracts reflected in the general account, which was fully ceded to SBLIC, as of December 31, 2016 and 2015, was $1.1 million and $1.0 million, respectively.
7. Income Taxes
As of January 1, 2016, the Company was included in a consolidated Non-Life/Life federal income tax return filed by SBC. Under the Company’s tax sharing agreement, federal income taxes are allocated to the Company as if it filed a separate return. For the years ended December 31, 2015 and 2014, the Company filed separate federal and state income tax returns. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2013. The Internal Revenue Service (IRS) is not currently examining any of the Company’s federal tax returns.
29

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
The provision for income taxes includes current federal income tax expense or benefit. Deferred income taxes due to temporary differences between the financial reporting and income tax bases of assets and liabilities are reflected as a change to capital and surplus, subject to limitations. Such deferred taxes relate principally to reserves and deferred policy acquisition costs.
The application of SSAP No. 101, Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the following: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the DTA will be realized. The Company has not recorded a valuation allowance as of December 31, 2016, 2015 and 2014, respectively.
The Company recorded net DTAs of $2.0 million and $1.2 million as of December 31, 2016 and 2015, respectively. The main components of the DTAs are as follows:

	December 31, 2016
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$5,796	$523	6,319
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	5,796	523	6,319
d. Deferred tax liabilities	1,261	–	1,261
e. Subtotal - net deferred tax asset (c-d)	4,535	523	5,058
f. Deferred tax nonadmitted	2,643	431	3,074
g. Net admitted deferred tax assets (e-f)	$1,892	$92	$1,984

30

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	December 31, 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$5,074	$531	$5,605
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	5,074	531	5,605
d. Deferred tax liabilities	138	–	138
e. Subtotal - net deferred tax asset (c-d)	4,936	531	5,467
f. Deferred tax nonadmitted	3,921	317	4,238
g. Net admitted deferred tax assets (e-f)	$1,015	$214	$1,229

	Change between December 31, 2016 and 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$722	$(8)	$714
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	722	(8)	714
d. Deferred tax liabilities	1,123	–	1,123
e. Subtotal - net deferred tax asset (c-d)	(401)	(8)	(409)
f. Deferred tax nonadmitted	(1,278)	114	(1,164)
g. Net admitted deferred tax assets (e-f)	$877	$(122)	$755

31

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
During 2016 and 2015, the Company met the necessary RBC levels to be able to admit the increased amount of DTAs under SSAP No. 101. The amount of each component of the calculation by tax character is as follows:
		December 31, 2016
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$1,440	$92	$1,532
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	452	–	452
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	452	–	452
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	4,711
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	1,261	–	1,261
d. DTAs admitted as a result of SSAP No. 101	$3,153	$92	$3,245

32

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	December 31, 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$1,015	$214	$1,229
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	–	–	–
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	–	–	–
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	4,268
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	138	–	138
d. DTAs admitted as a result of SSAP No. 101	$1,153	$214	$1,367

	Change Between December 31, 2016 and 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$425	$(122)	$303
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	452	–	452
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	452	–	452
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	443
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	1,123	–	1,123
d. DTAs admitted as a result of SSAP No. 101	$2,000	$(122)	$1,878

33

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)

	December
	2016	2015
	(In Thousands)

Ratio percentage used to determine recovery period and	912%	689%
threshold limitation amount
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation	$31,409	$28,452

The Company has no DTLs that have not been recognized.
The Company’s tax planning strategies include the use of reinsurance.
The impact of tax planning strategies is as follows:
		December 31, 2016
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	0.00%	0.00%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	2.43%	100%	6.96%

		December 31, 2015
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100%	17.39%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	0.00%	100%	17.39%

34

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	Change Between December 31, 2016 and 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100.00%	17.39%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	-2.43%	0.00%	10.43%

Current income taxes incurred and deferred income taxes consist of the following major components as of December 31:

	2016	2015	Change
		(In Thousands)
1. Current income tax:
a. Federal	$(339)	$734	$(1,073)
b. Federal income tax on capital gains	30	212	(182)
c. Other	96	(73)	169
d. Federal income taxes incurred	$(213)	$873	$(1,086)

	2015	2014	Change
		(In Thousands)
1. Current income tax:
a. Federal	$734	$836	$(102)
b. Federal income tax on capital gains	212	126	86
c. Other	(73)	61	(134)
d. Federal income taxes incurred	$873	$1,023	$(150)

35

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	2016	2015	Change
		(In Thousands)
2. Deferred tax assets:
a. Ordinary:
1. Deferred policy acquisition costs	$1,773	$2,038	$(265)
2. Net operating loss	–	–	–
3. Policy reserves	4,011	3,034	977
4. Compensation and benefits accrual	10	–	10
5. Other (includes items less than 5% of
ordinary tax assets)	2	2	–
Subtotal	5,796	5,074	722

b. Statutory valuation allowance
adjustment	–	–	–
c. Nonadmitted	2,643	3,921	(1,278)
d. Admitted ordinary deferred tax asset	3,153	1,153	2,000

e. Capital:
1. Investments	523	531	(8)
2. Net capital loss carryforward	–	–	–
3. Other (includes items less than 5% of
ordinary tax assets)	–	–	–
Subtotal	523	531	(8)

f. Statutory valuation allowance
adjustment	–	–	–
g. Nonadmitted	431	317	114
h. Admitted capital deferred tax asset	92	214	(122)

i. Admitted deferred tax assets	3,245	1,367	1,878

36

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	2016	2015	Change
		(In Thousands)
3. Deferred tax liabilities:
a. Ordinary:
1. Investments	$150	$117	$33
2. Policyholder reserves	1,111	21	1,090
3. Other (includes items less than 5% of
ordinary tax assets)	–	–	–
Subtotal	1,261	138	1,123

b. Capital:
1. Investments	–	–	–
2. Other (includes items less than 5% of
ordinary tax assets)	–	–	–
Subtotal	–	–	–

c. Deferred tax liabilities	1,261	138	1,123

4. Net deferred tax assets/liabilities	$1,984	$1,229	$755

37

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
The most significant book to tax adjustments for the years ended December 31, 2016, 2015 and 2014, were as follows:
	2016		2015		2014
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
			(In Thousands)

Provision computed at statutory rate	$293	35.0%	$1,267	35.0%	$(938)	35.0%
Nondeductible expenses	4	0.5	14	0.4	2	(0.1)
Dividend received deduction	(99)	(11.8)	(160)	(4.4)	(174)	6.5
Tax exempt interest	(50)	(6.0)	(64)	(1.8)	–	–
Interest maintenance reserves	(23)	(2.7)	7	0.2	7	(0.3)
Unrealized gain/loss	64	7.6	(94)	(2.6)	–	–
Other adjustments	7	0.9	(54)	(1.5)	10	(0.4)
Total statutory income taxes	$196	23.5	$916	25.3	$(1,093)	40.7%

Federal income taxes incurred	$(213)	(25.4)	$873	24.1	$1,023	(38.2)
Change in net deferred income taxes	346	41.3	137	3.8	(2,116)	78.9
Deferred taxes on unrealized losses	63	7.6	(94)	(2.6)	–	–
Total statutory income taxes	$196	23.5%	$916	25.3%	$(1,093)	40.7%

The Company recognizes interest and penalties accrued related to the unrecognized tax benefits in interest expense. The Company did not have any interest and penalties recorded for the years ended December 31, 2016, 2015 and 2014.
The Company did not record any tax contingencies as of December 31, 2016 and 2015.
38

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information
In accordance with SSAP No. 100, Fair Value Measurements, the Company groups its financial assets and liabilities measured at fair value into three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:
Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include short-term investments, common stock and separate account assets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include corporate bonds and collateralized debt obligations that are model-priced by venders using inputs that are observable or derived principally from or corroborated by observable market data.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models and spread-based models and similar techniques using the best information available in the circumstances.
Determination of Fair Value
Under SSAP No. 100, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements in accordance with the fair value hierarchy in SSAP No. 100.
39

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Assets and Liabilities Measured and Reported at Fair Value
Bonds
For bonds not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Bonds with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
Short-Term Investments
Short-term investments include exempt money market accounts. Assets based on quoted market prices are included in Level 1.
Common stocks
Common stocks are valued using quoted prices in active markets for identical assets when available, which are included in Level 1.
Separate Account Assets
Fair value of equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1.
40

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
The following tables present assets measured and reported at fair value for the year ended December 31, 2016 and 2015 as follows:

		December 31, 2016
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)

Bonds - Corporate	$94	$–	$94	$–
Bonds - Asset-Backed	2,324	–	2,324	–
Common stock	7	7	–	–
Short-term investments	44,233	44,233	–	–
Separate account assets	128,376	128,376	–	–
Total assets	$175,034	$172,616	$2,418	$–

		December 31, 2015
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Bonds - Asset-Backed	$1,887	$–	$148	$1,739
Short-term investments	18,566	18,566	–	–
Separate account assets	129,802	129,802	–	–
Total assets	$150,255	$148,368	$148	$1,739

41

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
The changes for all Level 3 assets and liabilities measured and reported at fair value using significant unobservable inputs for the year ended December 31, 2016, is as follows:
Change in
Unrealized
		Total					Gains
		Realized/Unrealized		Purchases,			(Losses) in
	Balance at	Gains and Losses		Issuances,		Balance at	Net Income
	January 1,	Net	Included in	Sales, and		December	for positions
	2016	Income (1)	Surplus	Settlements	Transfers	31, 2016	Still Held
Assets:
Bonds:
Asset-backed:	$ 1,739	$ (1)	$ (221)	$ (210)	$(1,307)	$ –	$ –
Total assets	$ 1,739	$ (1)	$ (221)	$ (210)	$(1,307)	$ –	$ –

(1) Realized gains (losses) are generally reported in net realized gains (losses) in the statement of operations.
The separation of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2016, is as follows:
	Purchases	Issuances	Sales	Settlements	Total
Assets:
Bonds:
Asset-backed:	$–	$–	$–	$(210)	$(210)
Total assets	$–	$–	$–	$(210)	$(210)

42

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Transfers into and out of the various levels for the year ended December 31, 2016, are as follows:
	Transfers Out of Level 1 Into Level 2	Transfers Out of Level 1 Into Level 3	Transfers Out of Level 2 Into Level 1	Transfers Out of Level 2 Into Level 3	Transfers Out of Level 3 Into Level 1	Transfers Out of Level 3 Into Level 2
			(In Thousands)
Assets:
Bonds:
Asset-backed	$–	$–	$–	$–	$–	$1,307
Total bonds	–	–	–	–	–	1,307

Total assets	$–	$–	$–	$–	$–	$1,307

The Company did not have any transfers into or out of Levels 1, 2, and 3 for the year ended December 31, 2015. The transfers between levels are determined as of the end of the year for which the transfer was completed.
During the year ended December 31, 2016, the Company did not have any transfers into or out of Levels 1 and 2. No securities were transferred into Level 3. $1.3 million was included in transfers out of Level 3 resulting from the fair value being obtained from an observable vender price rather than a non-observable broker quote.
SSAP No. 100 requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.
SSAP No. 100 excludes certain insurance liabilities and nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or
43

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Bonds – Bonds include fixed maturity securities and asset-backed securities. For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs. These assets are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
Preferred stock – Fair values of preferred stock are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets would be included in Level 3.
44

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Common stocks – Common stocks are valued using quoted prices in active markets for identical assets when available, which are included in Level 1.
Short-term investments –Short-term investments include short-term notes receivable. Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 and 3.
Policy loans – Fair values for policy loans are estimated using discounted cash flow analysis based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. These assets are included in Level 3.
Other invested assets – Other invested assets include surplus notes. The fair value of these instruments is based on the methodology described above for bonds.
Investment income due and accrued – The Company believes there is minimal risk of material changes in both credit of the issuer and interest rates such that the carrying value of investment income due and accrued approximates fair value. Generally, investment income due and accrued is classified as Level 2.
Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analysis based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed. These liabilities are included in Level 3.
45

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustments to the fair value of the block are assumed adjustments to the separate account liabilities. These liabilities are included in Level 1.
The following table provides the carrying amount, estimated fair value, and level within the fair value hierarchy of the Company’s financial instruments:

		December 31, 2016
			Fair Value Hierarchy Level
	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
			(In Thousands)

Assets (liabilities)
Bonds	$497,435	$500,631	$–	$480,881	$19,750
Preferred Stocks	722	753	–	753	–
Common Stocks	7	7	7	–	–
Short term investments	47,234	47,234	44,233	3,001	–
Policy Loans	389	392	–	–	392
Other invested assets	4,376	4,858	–	4,322	536
Investment income due and
accrued	3,187	3,187	–	3,187	–
Investment type insurance
contracts	(326,085)	(317,627)	–	–	(317,627)
Separate account liabilities	(128,376)	(128,376)	(128,376)	–	–

46

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

		December 31, 2015
			Fair Value Hierarchy Level
	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
			(In Thousands)

Assets (liabilities)
Bonds	$516,321	$510,380	$–	$483,208	$27,172
Policy loans	273	274	–	–	274
Cash and cash equivalents	8,332	8,332	8,332	–	–
Other invested assets	5,293	5,793	–	5,266	527
Investment income due and
accrued	3,431	3,431	–	3,431	–
Investment type insurance
contracts	(331,151)	(317,662)	–	–	(317,662)
Separate account liabilities	(129,802)	(129,802)	(129,802)	–	–

47

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
9. Annuity and Deposit Liabilities
The withdrawal characteristics of the liability for future policy benefits for annuities and supplementary contracts and deposits were as follows:

		December 31, 2016
	General	Separate
	Account	Account	Total	Percentage
		(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$324,421	$–	$324,421	50%
At fair value	–	127,078	127,078	19
Total with adjustment	324,421	127,078	451,499	69

At fair value with minimum or no
charge or adjustment	178,279	–	178,279	27
Additional actuarial reserve for
Asset/liability analysis	10,456	–	10,456	2
Not subject to discretionary
withdrawal	9,698	511	10,209	2
Subtotal	522,854	127,589	650,443	100%
Less reinsurance ceded	183,237	–	183,237
Totals (net of reinsurance)	$339,617	$127,589	$467,206

48

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

9. Annuity and Deposit Liabilities (continued)

		December 31, 2015
	General	Separate
	Account	Account	Total	Percentage
		(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$218,044	$–	$218,044	34%
At fair value	–	128,512	128,512	20
Total with adjustment	218,044	128,512	346,556	54

At fair value with minimum or no
charge or adjustment	284,479	–	284,479	44
Additional actuarial reserve for
Asset/liability analysis	7,500	–	7,500	1
Not subject to discretionary
withdrawal	7,360	511	7,871	1
Subtotal	517,383	129,023	646,406	100%
Less reinsurance ceded	169,872	–	169,872
Totals (net of reinsurance)	$347,511	$129,023	$476,534

A reconciliation of total annuity actuarial reserves liabilities is as follows as of December 31:

	2016	2015
	(In Thousands)

Life and Accident and Health Annual Statement:
Annuity reserves, total net	$339,617	$347,511

Separate Accounts Annual Statement:
Annuities (excluding supplementary statements)	127,589	129,023
Total annuity actuarial reserves and deposit fund liabilities	$467,206	$476,534

49

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
9. Annuity and Deposit Liabilities (continued)
The Company completed an asset adequacy analysis of the statutory reserves for fixed and variable deferred annuities. This analysis was accomplished by running the standard seven deterministic scenarios and an additional 100 stochastic equity and interest rate scenarios in the cash flow testing model. As a result of the requirements specified in the Department’s Special Considerations Letter, an additional Cash Flow Testing reserve was established as of December 31, 2014. This additional reserve totaled $7.5 million above the formulaic reserves. There were no changes to this reserve in 2015. In 2016, the reserve was lowered to $5 million.
10. Commitments and Contingencies
The payment of ordinary dividends by the Company to its shareholders are allowed where the aggregate amount in any calendar year does not exceed the greater of 10% of its surplus to policyholders or its net gain from operations (not including realized capital gains) as of the immediately preceding calendar year, not to exceed 30% of its surplus to policyholders (as of the same preceding calendar year). Ordinary dividends can only be paid out of earned surplus. Insurers are required to provide the Department with 10-days’ prior notice before paying an ordinary dividend. Furthermore, the Superintendent may, in his discretion, limit or disallow any ordinary dividends if the Superintendent determines that a domestic stock life insurer’s surplus to policyholders following any dividend distribution is not reasonable in relation to the insurer’s outstanding liabilities and not adequate to meet its financial needs or the insurer is financially distressed.
Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6.0 million. Of this amount, $4.0 million, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.
Other Legal and Regulatory Matters: The Company is party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise. Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that
50

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
10. Commitments and Contingencies (continued)
any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition.
11. Lease Commitments
The Company has no aggregate future lease commitments at December 31, 2016 or the years thereafter. During the years ended December 31, 2016, 2015 and 2014 the Company paid $0, $0.02 million and $0.03 million, respectively, for office rent expense. This expense is included in other insurance operating expenses in the statements of operations.
12. Subsequent Events
Subsequent events have been evaluated through April 28, 2017, which is the date the financial statements were issued.
Effective January 31, 2017, SBC contributed to SBL Holdings, LLC, a Kansas limited liability company, all of the outstanding common stock of the Company. In addition, the Company experienced a change of control in its ultimate parent. These transactions were approved by the Department.
51

Exhibits and Financial Statement Schedules

First Security Benefit Life Insurance and Annuity Company of New York
Exhibits and Financial Statement Schedules
Years Ended December 31, 2016, 2015 and 2014

Contents
Report of Independent Auditors on Schedules	52
Exhibits and Financial Statement Schedules
Schedule I – Summary of Investments Other Than Investments in Related Parties as
of December 31, 2016 and 2015	53
Schedule III – Supplementary Insurance Information as of December 31, 2016, 2015
and 2014 and for Each of the Years Then Ended	55
Schedule IV – Reinsurance as of December 31, 2016, 2015 and 2014 and for Each of
the Years Then Ended	56

Report of Independent Auditors on Schedules
The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York
We have audited the statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company) as of December 31, 2016 and 2015, for each of the three years in the period ended December 31, 2016, and have issued our report thereon dated April 28, 2017 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
/s/ Ernst & Young LLP
April 28, 2017
52

First Security Benefit Life Insurance and Annuity Company of New York
     Schedule I – Summary of Investments Other Than Investments in Related Parties
As of December 31, 2016 and 2015

		2016
			Amount at which
			shown in the
	Cost	Value	balance sheet
		(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$8,185	$8,223	$8,185
Obligations of government-sponsored
enterprises	22,257	21,968	22,257
Corporate	192,880	195,300	192,880
Municipal governments	17,413	18,227	17,413
Commercial mortgage-backed	67,547	67,451	67,547
Residential mortgage-backed	13,229	13,126	13,229
Other debt obligations	174,226	174,640	174,226
Total fixed maturities	495,737	498,935	495,737
Equity securities:
Preferred stock:
Financial	722	753	722
Common stock:
Industrial	1	7	7
Total equity securities	723	760	729
Policy loans	389		389
Short-term investments	47,234		47,234
Cash and cash equivalents	2,991		2,991
Other invested assets	4,376		4,376
	$551,450		$551,456

53

First Security Benefit Life Insurance and Annuity Company of New York
     Schedule I – Summary of Investments Other Than Investments in Related Parties (continued)

		2015
			Amount at which
			shown in the
	Cost	Value	balance sheet
		(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$11,291	$11,124	$11,291
Obligations of government-sponsored
enterprises	37,368	37,270	37,368
Corporate	216,487	212,155	216,487
Foreign governments	1,419	1,420	1,419
Municipal governments	35,157	36,682	35,157
Commercial mortgage-backed	44,873	45,134	44,873
Residential mortgage-backed	19,709	19,157	19,709
Collateralized debt obligations	10,426	10,365	10,426
Other debt obligations	139,591	137,073	139,591
Total fixed maturities	516,321	510,380	516,321
Policy loans	273		273
Short-term investments	18,566		18,566
Cash and cash equivalents	8,332		8,332
Other invested assets	5,293		5,293
	$548,785		$548,785

54

First Security Benefit Life Insurance and Annuity Company of New York
Supplemental Schedule of Selected
Statutory-Basis Financial Data
December 31, 2016

	Future Policy	Premiums and		Benefit claims
	Benefits and	other	Net Investment	and settlement	Other operating
	Claims	considerations	Income(1)	expenses	expenses
			(In Thousands)

2016
Life, health and annuity	$339,617	$13,069	$11,473	$8,939	$2,841

2015
Life, health and annuity	$347,511	$23,547	$11,362	$7,363	$2,551

2014
Life, health and annuity	$351,306	$97,280	$8,507	$5,160	$1,898

(1) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change if different methods were applied.
See accompanying Report of Independent Auditors
55

First Security Benefit Life Insurance and Annuity Company of New York
     Schedule I – Summary of Investments Other Than Investments in Related Parties (continued)

			2016
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
			(Dollars In Thousands)

Life insurance in force	$ 136	$ 136	$ –	$ –	0%
Premiums:
Life insurance	1	1	–	–	0
Annuity	29,992	17,029	106	13,069	1
Accident and health insurance	–	–	–	–	0
Total premiums	$ 29,993	$ 17,030	$ 106	$ 13,069	1%

			2015
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
			(Dollars In Thousands)

Life insurance in force	$ 143	$ 143	$ –	$ –	0%
Premiums:
Life insurance	1	1	–	–	0
Annuity	43,344	20,007	210	23,547	1
Accident and health insurance	–	–	–	–	0
Total premiums	$ 43,345	$ 20,008	$ 210	$ 23,547	1%

			2014
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
			(Dollars In Thousands)

Life insurance in force	$ 155	$ 155	$ –	$ –	0%
Premiums:
Life insurance	1	1	–	–	0
Annuity	116,968	20,235	547	97,280	1
Accident and health insurance	–	–	–	–	0
Total premiums	$ 116,969	$ 20,236	$ 547	$ 97,280	1%

See accompanying Report of Independent Auditors

56

Financial Statements

Variable Annuity Account B -SecureDesigns Variable Annuity
Year Ended December 31, 2016
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B -SecureDesigns Variable Annuity

Financial Statements

Year Ended December 31, 2016

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	2
Statements of Operations	21
Statements of Changes in Net Assets	40
Notes to Financial Statements	71
1. Organization and Significant Accounting Policies	71
2. Variable Annuity Contract Charges	80
3. Summary of Unit Transactions	81
4. Financial Highlights	85
5. Subsequent Events	103

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying statements of assets and liabilities of Variable Annuity Account B – SecureDesigns Variable Annuity (the Account), comprised of the subaccounts as listed in Note 1, as of December 31, 2016, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with fund companies or their transfer agents or by other appropriate auditing procedures where replies from the fund companies or transfer agents were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2016, the results of its operations for the year or period then ended and the changes in their net assets for each of the two years or periods then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Kansas City, Missouri
April 28, 2017

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities

December 31, 2016

	AB VPS Dynamic Asset Allocation	AB VPS Small/Mid Cap Value	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value
Assets:
Mutual funds, at market value	$7,677	$82,681	$854,492	$505,683	$2,161,420
Investment income receivable	-	-	-	-	-
Total assets	7,677	82,681	854,492	505,683	2,161,420

Liabilities:
Uncollected actuarial risk fee payable	-	2	18	10	45
Net assets	$7,677	$82,679	$854,474	$505,673	$2,161,375

Units outstanding:
Total units	810	7,268	55,808	31,160	108,845
Unit value	$9.47	$11.38	$15.32	$16.25	$19.86

Mutual funds, at cost	$7,815	$78,519	$747,291	$473,572	$1,734,884
Mutual fund shares	664	4,109	40,440	33,247	206,046

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	American Funds IS Asset Allocation	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth-Income	American Funds IS International
Assets:
Mutual funds, at market value	$432,894	$74,552	$1,190,535	$523,577	$152,028
Investment income receivable	-	-	-	-	-
Total assets	432,894	74,552	1,190,535	523,577	152,028

Liabilities:
Uncollected actuarial risk fee payable	9	2	25	11	3
Net assets	$432,885	$74,550	$1,190,510	$523,566	$152,025

Units outstanding:
Total units	41,600	8,654	118,239	47,350	17,726
Unit value	$10.41	$8.62	$10.07	$11.06	$8.58

Mutual funds, at cost	$426,224	$77,382	$1,211,114	$543,364	$164,152
Mutual fund shares	20,200	6,729	50,001	11,973	9,136

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	American Funds IS New World	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	ClearBridge Variable Aggressive Growth
Assets:
Mutual funds, at market value	$59,903	$108,773	$156,910	$174,129	$807,971
Investment income receivable	-	-	-	784	-
Total assets	59,903	108,773	156,910	174,913	807,971

Liabilities:
Uncollected actuarial risk fee payable	1	2	3	4	17
Net assets	$59,902	$108,771	$156,907	$174,909	$807,954

Units outstanding:
Total units	7,053	9,747	16,728	17,961	53,540
Unit value	$8.50	$11.16	$9.38	$9.74	$15.10

Mutual funds, at cost	$57,212	$102,524	$161,091	$174,356	$858,081
Mutual fund shares	3,070	9,773	11,736	24,051	32,658

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	ClearBridge Variable Small Cap Growth	Dreyfus IP MidCap Stock	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus VIF Appreciation
Assets:
Mutual funds, at market value	$281,314	$105,487	$1,335,820	$138,653	$5,915
Investment income receivable	-	-	-	-	-
Total assets	281,314	105,487	1,335,820	138,653	5,915

Liabilities:
Uncollected actuarial risk fee payable	6	2	28	3	-
Net assets	$281,308	$105,485	$1,335,792	$138,650	$5,915

Units outstanding:
Total units	18,832	9,449	111,984	8,775	593
Unit value	$14.95	$11.16	$11.93	$15.81	$9.97

Mutual funds, at cost	$291,049	$103,384	$1,298,168	$137,633	$6,393
Mutual fund shares	13,201	5,272	70,753	8,214	145

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Dreyfus VIF International Value	Fidelity VIP Equity-Income	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Assets:
Mutual funds, at market value	$330,943	$165,257	$252,899	$94,721	$11,350
Investment income receivable	-	-	-	-	-
Total assets	330,943	165,257	252,899	94,721	11,350

Liabilities:
Uncollected actuarial risk fee payable	7	3	5	2	-
Net assets	$330,936	$165,254	$252,894	$94,719	$11,350

Units outstanding:
Total units	39,406	15,440	22,859	8,732	1,167
Unit value	$8.39	$10.70	$11.07	$10.85	$9.73

Mutual funds, at cost	$346,746	$157,034	$241,674	$94,164	$11,738
Mutual fund shares	34,048	7,701	12,812	3,085	2,183

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Fidelity VIP Overseas	Franklin Founding Funds Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Assets:
Mutual funds, at market value	$14,669	$392,489	$697,607	$1,003,316	$302,598
Investment income receivable	-	-	-	-	-
Total assets	14,669	392,489	697,607	1,003,316	302,598

Liabilities:
Uncollected actuarial risk fee payable	-	8	14	21	6
Net assets	$14,669	$392,481	$697,593	$1,003,295	$302,592

Units outstanding:
Total units	1,748	37,308	65,346	88,747	23,078
Unit value	$8.39	$10.52	$10.66	$11.30	$13.10

Mutual funds, at cost	$16,299	$399,545	$699,052	$1,058,653	$285,728
Mutual fund shares	831	54,437	45,358	50,904	15,630

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity_(e)	Guggenheim VIF CLS AdvisorOne Global Diversified Equity	Guggenheim VIF CLS AdvisorOne Growth and Income
Assets:
Mutual funds, at market value	$67,579	$744,269	$136,683	$51,103	$35,247
Investment income receivable	-	-	-	-	-
Total assets	67,579	744,269	136,683	51,103	35,247

Liabilities:
Uncollected actuarial risk fee payable	1	15	3	1	1
Net assets	$67,578	$744,254	$136,680	$51,102	$35,246

Units outstanding:
Total units	7,245	43,284	6,719	4,965	3,906
Unit value	$9.33	$17.23	$20.33	$10.29	$9.07

Mutual funds, at cost	$68,116	$570,958	$125,548	$50,730	$34,907
Mutual fund shares	6,351	21,858	7,309	1,359	1,409

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Assets:
Mutual funds, at market value	$266,283	$10,345	$1,603,618	$1,155,143	$134,385
Investment income receivable	-	-	-	-	-
Total assets	266,283	10,345	1,603,618	1,155,143	134,385

Liabilities:
Uncollected actuarial risk fee payable	5	-	33	24	3
Net assets	$266,278	$10,345	$1,603,585	$1,155,119	$134,382

Units outstanding:
Total units	26,652	2,012	47,769	85,447	10,313
Unit value	$9.99	$5.14	$33.56	$13.52	$13.03

Mutual funds, at cost	$264,998	$13,702	$1,430,605	$1,000,687	$118,521
Mutual fund shares	10,156	649	52,015	29,566	8,743

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core
Assets:
Mutual funds, at market value	$539,361	$1,814,713	$54,947	$567,476	$285,475
Investment income receivable	-	-	-	-	-
Total assets	539,361	1,814,713	54,947	567,476	285,475

Liabilities:
Uncollected actuarial risk fee payable	11	38	1	12	6
Net assets	$539,350	$1,814,675	$54,946	$567,464	$285,469

Units outstanding:
Total units	46,329	54,977	8,301	15,762	34,682
Unit value	$11.64	$33.05	$6.61	$36.00	$8.22

Mutual funds, at cost	$478,699	$1,539,510	$51,762	$496,646	$244,810
Mutual fund shares	18,767	24,411	2,294	12,334	7,473

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Assets:
Mutual funds, at market value	$228,067	$220,155	$112,056	$1,194,654	$1,175,119
Investment income receivable	-	-	-	-	-
Total assets	228,067	220,155	112,056	1,194,654	1,175,119

Liabilities:
Uncollected actuarial risk fee payable	5	5	2	24	24
Net assets	$228,062	$220,150	$112,054	$1,194,630	$1,175,095

Units outstanding:
Total units	28,043	19,809	12,945	108,604	119,623
Unit value	$8.13	$11.14	$8.64	$10.97	$9.82

Mutual funds, at cost	$167,229	$185,692	$79,298	$1,162,066	$1,005,888
Mutual fund shares	14,480	4,546	3,387	74,433	90,533

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market_(a)(d)
Assets:
Mutual funds, at market value	$601,368	$964,744	$203,188	$725,600	$1,073,799
Investment income receivable	-	-	-	-	-
Total assets	601,368	964,744	203,188	725,600	1,073,799

Liabilities:
Uncollected actuarial risk fee payable	12	20	4	15	22
Net assets	$601,356	$964,724	$203,184	$725,585	$1,073,777

Units outstanding:
Total units	45,440	70,805	11,210	36,184	110,084
Unit value	$13.24	$13.62	$18.13	$20.05	$9.76

Mutual funds, at cost	$553,137	$898,634	$244,123	$733,155	$1,073,799
Mutual fund shares	32,297	54,567	8,428	44,929	1,073,799

(a) New subaccount. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. Value Opportunities
Assets:
Mutual funds, at market value	$1,611,791	$979,148	$39,770	$229,926	$15,778
Investment income receivable	-	-	-	-	-
Total assets	1,611,791	979,148	39,770	229,926	15,778

Liabilities:
Uncollected actuarial risk fee payable	33	20	1	5	-
Net assets	$1,611,758	$979,128	$39,769	$229,921	$15,778

Units outstanding:
Total units	180,739	69,039	2,264	20,762	1,167
Unit value	$8.91	$14.19	$17.58	$11.04	$13.54

Mutual funds, at cost	$1,666,781	$954,055	$42,753	$241,937	$18,498
Mutual fund shares	142,259	30,183	3,154	47,604	2,446

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Ivy Funds VIP Asset Strategy	Janus Aspen Enterprise	Janus Aspen Janus Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Lord Abbett Series Bond-Debenture VC
Assets:
Mutual funds, at market value	$56,435	$571,723	$283,185	$506,446	$375,238
Investment income receivable	-	-	-	-	-
Total assets	56,435	571,723	283,185	506,446	375,238

Liabilities:
Uncollected actuarial risk fee payable	1	12	6	10	8
Net assets	$56,434	$571,711	$283,179	$506,436	$375,230

Units outstanding:
Total units	7,135	37,080	23,916	53,197	37,137
Unit value	$7.91	$15.43	$11.83	$9.51	$10.10

Mutual funds, at cost	$65,491	$565,360	$313,325	$516,775	$379,955
Mutual fund shares	7,016	10,169	10,003	47,199	31,427

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Lord Abbett Series Developing Growth VC	MFS VIT II Research International	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity
Assets:
Mutual funds, at market value	$40,952	$354,582	$2,063,935	$501,359	$307,809
Investment income receivable	-	-	-	-	-
Total assets	40,952	354,582	2,063,935	501,359	307,809

Liabilities:
Uncollected actuarial risk fee payable	1	7	42	10	6
Net assets	$40,951	$354,575	$2,063,893	$501,349	$307,803

Units outstanding:
Total units	4,638	44,102	172,893	31,968	44,154
Unit value	$8.80	$8.04	$11.93	$15.67	$6.98

Mutual funds, at cost	$41,031	$390,450	$1,901,548	$520,798	$325,273
Mutual fund shares	1,888	26,501	90,484	19,012	23,479

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio_(c)	Morningstar Balanced ETF Asset Allocation Portfolio_(c)	Morningstar Growth ETF Asset Allocation Portfolio_(c)	Morningstar Income and Growth ETF Asset Allocation Portfolio_(c)	Neuberger Berman AMT Socially Responsive
Assets:
Mutual funds, at market value	$55,959	$219,710	$26,542	$45,238	$918,877
Investment income receivable	-	-	-	-	-
Total assets	55,959	219,710	26,542	45,238	918,877

Liabilities:
Uncollected actuarial risk fee payable	1	5	1	1	19
Net assets	$55,958	$219,705	$26,541	$45,237	$918,858

Units outstanding:
Total units	5,614	22,433	2,679	4,727	44,255
Unit value	$9.98	$9.80	$9.91	$9.58	$20.74

Mutual funds, at cost	$57,832	$232,686	$27,026	$49,425	$790,573
Mutual fund shares	4,841	20,194	2,437	4,317	40,551

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Oppenheimer Core Bond Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy
Assets:
Mutual funds, at market value	$379,584	$185,650	$227,032	$112,612	$260,937
Investment income receivable	-	-	-	-	-
Total assets	379,584	185,650	227,032	112,612	260,937

Liabilities:
Uncollected actuarial risk fee payable	8	4	5	2	5
Net assets	$379,576	$185,646	$227,027	$112,610	$260,932

Units outstanding:
Total units	54,976	19,464	8,843	9,037	52,656
Unit value	$6.92	$9.52	$25.67	$12.51	$4.95

Mutual funds, at cost	$392,558	$207,024	$226,587	$118,251	$298,681
Mutual fund shares	50,143	5,359	9,559	11,250	33,156

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return
Assets:
Mutual funds, at market value	$47,460	$659,545	$655,493	$1,642,803	$243,625
Investment income receivable	-	-	-	-	-
Total assets	47,460	659,545	655,493	1,642,803	243,625

Liabilities:
Uncollected actuarial risk fee payable	1	14	13	34	5
Net assets	$47,459	$659,531	$655,480	$1,642,769	$243,620

Units outstanding:
Total units	4,098	53,796	72,635	150,071	25,573
Unit value	$11.58	$12.26	$9.03	$10.94	$9.52

Mutual funds, at cost	$50,031	$625,382	$667,516	$1,726,652	$249,607
Mutual fund shares	3,773	59,850	64,013	133,888	22,897

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Putnam VT Small Cap Value	Royce Micro-Cap	T. Rowe Price Health Sciences	Templeton Developing Markets VIP Fund	Templeton Global Bond VIP Fund
Assets:
Mutual funds, at market value	$8,401	$202,392	$195,214	$113,878	$1,117,189
Investment income receivable	-	-	-	-	-
Total assets	8,401	202,392	195,214	113,878	1,117,189

Liabilities:
Uncollected actuarial risk fee payable	-	4	4	2	23
Net assets	$8,401	$202,388	$195,210	$113,876	$1,117,166

Units outstanding:
Total units	732	19,598	16,893	14,145	124,241
Unit value	$11.48	$10.34	$11.53	$8.05	$8.99

Mutual funds, at cost	$7,447	$195,644	$232,031	$99,539	$1,114,361
Mutual fund shares	533	18,217	5,848	15,473	68,750

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

Western Asset Variable Global High Yield Bond
Assets:
Mutual funds, at market value	$12,726
Investment income receivable	-
Total assets	12,726

Liabilities:
Uncollected actuarial risk fee payable	-
Net assets	$12,726

Units outstanding:
Total units	1,145
Unit value	$11.11

Mutual funds, at cost	$14,289
Mutual fund shares	1,746

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations

Year Ended December 31, 2016

	AB VPS Dynamic Asset Allocation	AB VPS Small/Mid Cap Value	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value
Investment income (loss):
Dividend distributions	$44	$194	$12,566	$1,248	$27,336
Expenses:
Mortality and expense risk charge	(46)	(281)	(4,838)	(3,525)	(10,728)
Other expense charge	(11)	(70)	(1,214)	(884)	(2,687)
Net investment income (loss)	(13)	(157)	6,514	(3,161)	13,921

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2	3,182	41,431	26,365	-
Realized capital gain (loss) on sales of fund shares	(3)	2	5,810	3,312	65,287
Change in unrealized appreciation/depreciation on investments during the year	208	7,687	108,838	(58,202)	261,693
Net realized and unrealized capital gain (loss) on investments	207	10,871	156,079	(28,525)	326,980
Net increase (decrease) in net assets from operations	$194	$10,714	$162,593	$(31,686)	$340,901

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	American Funds IS Asset Allocation	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth-Income	American Funds IS International
Investment income (loss):
Dividend distributions	$5,671	$355	$1,642	$6,548	$1,847
Expenses:
Mortality and expense risk charge	(2,017)	(499)	(1,547)	(2,509)	(651)
Other expense charge	(505)	(125)	(388)	(629)	(163)
Net investment income (loss)	3,149	(269)	(293)	3,410	1,033

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	7,638	145	18,750	43,573	9,379
Realized capital gain (loss) on sales of fund shares	(67)	337	(12,798)	(9,273)	(303)
Change in unrealized appreciation/depreciation on investments during the year	16,040	655	(6,771)	9,521	(5,992)
Net realized and unrealized capital gain (loss) on investments	23,611	1,137	(819)	43,821	3,084
Net increase (decrease) in net assets from operations	$26,760	$868	$(1,112)	$47,231	$4,117

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	American Funds IS New World	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	ClearBridge Variable Aggressive Growth
Investment income (loss):
Dividend distributions	$6,204	$773	$1,931	$4,642	$3,162
Expenses:
Mortality and expense risk charge	(4,170)	(224)	(859)	(535)	(4,564)
Other expense charge	(1,043)	(56)	(215)	(134)	(1,144)
Net investment income (loss)	991	493	857	3,973	(2,546)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	3,006	-	-	40,879
Realized capital gain (loss) on sales of fund shares	40,914	170	(727)	(46)	(51,793)
Change in unrealized appreciation/depreciation on investments during the year	3,416	6,768	4,885	6,073	(16,856)
Net realized and unrealized capital gain (loss) on investments	44,330	9,944	4,158	6,027	(27,770)
Net increase (decrease) in net assets from operations	$45,321	$10,437	$5,015	$10,000	$(30,316)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	ClearBridge Variable Small Cap Growth	Dreyfus IP MidCap Stock	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus VIF Appreciation
Investment income (loss):
Dividend distributions	$-	$884	$1,026	$-	$82
Expenses:
Mortality and expense risk charge	(1,423)	(659)	(1,269)	(796)	(36)
Other expense charge	(357)	(165)	(318)	(199)	(8)
Net investment income (loss)	(1,780)	60	(561)	(995)	38

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	10,021	7,395	9,729	5,580	863
Realized capital gain (loss) on sales of fund shares	(2,530)	(1,193)	(1,748)	(7,307)	(28)
Change in unrealized appreciation/depreciation on investments during the year	6,803	9,623	40,239	4,891	(478)
Net realized and unrealized capital gain (loss) on investments	14,294	15,825	48,220	3,164	357
Net increase (decrease) in net assets from operations	$12,514	$15,885	$47,659	$2,169	$395

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Dreyfus VIF International Value	Fidelity VIP Equity-Income	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Investment income (loss):
Dividend distributions	$3,838	$3,307	$3,672	$28	$579
Expenses:
Mortality and expense risk charge	(1,704)	(669)	(1,438)	(244)	(30)
Other expense charge	(427)	(168)	(361)	(61)	(8)
Net investment income (loss)	1,707	2,470	1,873	(277)	541

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	6,421	15,782	522	-
Realized capital gain (loss) on sales of fund shares	(31,337)	636	(9,259)	(4,834)	(3)
Change in unrealized appreciation/depreciation on investments during the year	14,340	11,018	25,244	3,141	42
Net realized and unrealized capital gain (loss) on investments	(16,997)	18,075	31,767	(1,171)	39
Net increase (decrease) in net assets from operations	$(15,290)	$20,545	$33,640	$(1,448)	$580

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Fidelity VIP Overseas	Franklin Founding Funds Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Investment income (loss):
Dividend distributions	$192	$12,813	$33,833	$15,331	$1,787
Expenses:
Mortality and expense risk charge	(268)	(2,077)	(3,889)	(5,444)	(1,472)
Other expense charge	(68)	(521)	(976)	(1,365)	(369)
Net investment income (loss)	(144)	10,215	28,968	8,522	(54)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	27	11,276	-	72,699	32,843
Realized capital gain (loss) on sales of fund shares	(7,113)	(1,474)	(8,076)	(9,710)	(16,403)
Change in unrealized appreciation/depreciation on investments during the year	3,965	21,071	60,587	31,119	39,252
Net realized and unrealized capital gain (loss) on investments	(3,121)	30,873	52,511	94,108	55,692
Net increase (decrease) in net assets from operations	$(3,265)	$41,088	$81,479	$102,630	$55,638

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity_(e)	Guggenheim VIF CLS AdvisorOne Global Diversified Equity	Guggenheim VIF CLS AdvisorOne Growth and Income
Investment income (loss):
Dividend distributions	$2,150	$10,005	$-	$2,690	$1,410
Expenses:
Mortality and expense risk charge	(374)	(4,149)	(578)	(1,233)	(1,357)
Other expense charge	(94)	(1,041)	(145)	(310)	(340)
Net investment income (loss)	1,682	4,815	(723)	1,147	(287)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	25,898	-	3,715	11,166
Realized capital gain (loss) on sales of fund shares	(454)	27,239	1,733	(18,638)	492
Change in unrealized appreciation/depreciation on investments during the year	2,907	86,382	10,253	18,056	3,227
Net realized and unrealized capital gain (loss) on investments	2,453	139,519	11,986	3,133	14,885
Net increase (decrease) in net assets from operations	$4,135	$144,334	$11,263	$4,280	$14,598

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Investment income (loss):
Dividend distributions	$13,997	$710	$145,047	$21,893	$-
Expenses:
Mortality and expense risk charge	(1,446)	(93)	(10,245)	(6,871)	(775)
Other expense charge	(363)	(23)	(2,570)	(1,723)	(194)
Net investment income (loss)	12,188	594	132,232	13,299	(969)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	730	-	-	17,377	-
Realized capital gain (loss) on sales of fund shares	(40)	(1,832)	59,222	(5,286)	3,263
Change in unrealized appreciation/depreciation on investments during the year	5,100	(1,292)	59,819	177,335	(2,574)
Net realized and unrealized capital gain (loss) on investments	5,790	(3,124)	119,041	189,426	689
Net increase (decrease) in net assets from operations	$17,978	$(2,530)	$251,273	$202,725	$(280)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core
Investment income (loss):
Dividend distributions	$5,454	$15,879	$51	$539	$1,828
Expenses:
Mortality and expense risk charge	(2,996)	(10,001)	(312)	(2,705)	(1,385)
Other expense charge	(752)	(2,508)	(78)	(678)	(347)
Net investment income (loss)	1,706	3,370	(339)	(2,844)	96

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	8,709	167,330	-	37,815	2,160
Realized capital gain (loss) on sales of fund shares	7,141	33,870	365	3,539	14,253
Change in unrealized appreciation/depreciation on investments during the year	16,925	170,191	(660)	71,321	15,309
Net realized and unrealized capital gain (loss) on investments	32,775	371,391	(295)	112,675	31,722
Net increase (decrease) in net assets from operations	$34,481	$374,761	$(634)	$109,831	$31,818

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Investment income (loss):
Dividend distributions	$1,062	$1,196	$423	$91,825	$36,044
Expenses:
Mortality and expense risk charge	(1,298)	(1,149)	(620)	(12,314)	(7,204)
Other expense charge	(326)	(288)	(155)	(3,089)	(1,807)
Net investment income (loss)	(562)	(241)	(352)	76,422	27,033

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	7,362	1,007	6,166	-	-
Realized capital gain (loss) on sales of fund shares	31,411	8,029	2,249	43,599	46,437
Change in unrealized appreciation/depreciation on investments during the year	(22,799)	4,856	5,186	(497)	35,918
Net realized and unrealized capital gain (loss) on investments	15,974	13,892	13,601	43,102	82,355
Net increase (decrease) in net assets from operations	$15,412	$13,651	$13,249	$119,524	$109,388

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market_(a)(d)
Investment income (loss):
Dividend distributions	$6,773	$15,783	$-	$10,741	$317
Expenses:
Mortality and expense risk charge	(2,710)	(6,122)	(1,215)	(4,173)	(4,994)
Other expense charge	(679)	(1,535)	(305)	(1,047)	(1,249)
Net investment income (loss)	3,384	8,126	(1,520)	5,521	(5,926)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	40,715	30,504	30,766	12,565	-
Realized capital gain (loss) on sales of fund shares	(2,009)	(76,711)	(227)	49	-
Change in unrealized appreciation/depreciation on investments during the year	37,917	109,713	(55,366)	(8,392)	-
Net realized and unrealized capital gain (loss) on investments	76,623	63,506	(24,827)	4,222	-
Net increase (decrease) in net assets from operations	$80,007	$71,632	$(26,347)	$9,743	$(5,926)

(a) New subaccount. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. Value Opportunities
Investment income (loss):
Dividend distributions	$47,748	$10,321	$-	$-	$29
Expenses:
Mortality and expense risk charge	(15,961)	(6,274)	(233)	(1,359)	(224)
Other expense charge	(4,004)	(1,577)	(58)	(341)	(56)
Net investment income (loss)	27,783	2,470	(291)	(1,700)	(251)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	2,637	22,780	11,238
Realized capital gain (loss) on sales of fund shares	(45,399)	72,603	(1,209)	(884)	(5,928)
Change in unrealized appreciation/depreciation on investments during the year	20,172	(4,774)	3,239	(20,816)	1,205
Net realized and unrealized capital gain (loss) on investments	(25,227)	67,829	4,667	1,080	6,515
Net increase (decrease) in net assets from operations	$2,556	$70,299	$4,376	$(620)	$6,264

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Ivy Funds VIP Asset Strategy	Janus Aspen Enterprise	Janus Aspen Janus Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Lord Abbett Series Bond-Debenture VC
Investment income (loss):
Dividend distributions	$330	$132	$1,339	$10,760	$17,073
Expenses:
Mortality and expense risk charge	(331)	(3,227)	(2,156)	(2,929)	(1,330)
Other expense charge	(83)	(809)	(541)	(736)	(333)
Net investment income (loss)	(84)	(3,904)	(1,358)	7,095	15,410

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	41,981	23,215	-	-
Realized capital gain (loss) on sales of fund shares	(401)	(5,616)	(18,556)	3,330	1,637
Change in unrealized appreciation/depreciation on investments during the year	(1,042)	25,331	(4,401)	(4,790)	2,177
Net realized and unrealized capital gain (loss) on investments	(1,443)	61,696	258	(1,460)	3,814
Net increase (decrease) in net assets from operations	$(1,527)	$57,792	$(1,100)	$5,635	$19,224

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Lord Abbett Series Developing Growth VC	MFS VIT II Research International	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity
Investment income (loss):
Dividend distributions	$-	$4,342	$62,281	$17,975	$1,039
Expenses:
Mortality and expense risk charge	(760)	(1,947)	(14,372)	(3,229)	(1,392)
Other expense charge	(190)	(488)	(3,605)	(810)	(349)
Net investment income (loss)	(950)	1,907	44,304	13,936	(702)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	76,886	11,416	-
Realized capital gain (loss) on sales of fund shares	(149,081)	(13,140)	94,796	(145,537)	(17,033)
Change in unrealized appreciation/depreciation on investments during the year	35,933	2,927	(27,204)	102,320	23,411
Net realized and unrealized capital gain (loss) on investments	(113,148)	(10,213)	144,478	(31,801)	6,378
Net increase (decrease) in net assets from operations	$(114,098)	$(8,306)	$188,782	$(17,865)	$5,676

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio_(c)	Morningstar Balanced ETF Asset Allocation Portfolio_(c)	Morningstar Growth ETF Asset Allocation Portfolio_(c)	Morningstar Income and Growth ETF Asset Allocation Portfolio_(c)	Neuberger Berman AMT Socially Responsive
Investment income (loss):
Dividend distributions	$670	$3,652	$375	$758	$4,305
Expenses:
Mortality and expense risk charge	(288)	(1,052)	(83)	(263)	(4,442)
Other expense charge	(72)	(264)	(21)	(66)	(1,114)
Net investment income (loss)	310	2,336	271	429	(1,251)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,621	10,537	1,151	2,318	31,674
Realized capital gain (loss) on sales of fund shares	(99)	(47)	-	(17)	5,970
Change in unrealized appreciation/depreciation on investments during the year	2,100	(471)	(81)	(334)	24,409
Net realized and unrealized capital gain (loss) on investments	4,622	10,019	1,070	1,967	62,053
Net increase (decrease) in net assets from operations	$4,932	$12,355	$1,341	$2,396	$60,802

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Oppenheimer Core Bond Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy
Investment income (loss):
Dividend distributions	$9,399	$1,903	$447	$2,885	$2,630
Expenses:
Mortality and expense risk charge	(1,913)	(1,449)	(1,071)	(645)	(1,390)
Other expense charge	(479)	(363)	(268)	(162)	(349)
Net investment income (loss)	7,007	91	(892)	2,078	891

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	16,872	6,887	-	-
Realized capital gain (loss) on sales of fund shares	(1,371)	(18,153)	(5,796)	(3,944)	(21,373)
Change in unrealized appreciation/depreciation on investments during the year	(2,759)	(4,983)	27,689	13,593	48,732
Net realized and unrealized capital gain (loss) on investments	(4,130)	(6,264)	28,780	9,649	27,359
Net increase (decrease) in net assets from operations	$2,877	$(6,173)	$27,888	$11,727	$28,250

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return
Investment income (loss):
Dividend distributions	$1,336	$9,964	$10,449	$39,291	$6,296
Expenses:
Mortality and expense risk charge	(154)	(4,271)	(4,215)	(10,437)	(1,867)
Other expense charge	(39)	(1,072)	(1,057)	(2,618)	(468)
Net investment income (loss)	1,143	4,621	5,177	26,236	3,961

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	2,446	-	-	-
Realized capital gain (loss) on sales of fund shares	(42)	12,071	(4,634)	(30,512)	(679)
Change in unrealized appreciation/depreciation on investments during the year	(645)	21,552	3,959	81,893	6,263
Net realized and unrealized capital gain (loss) on investments	(687)	36,069	(675)	51,381	5,584
Net increase (decrease) in net assets from operations	$456	$40,690	$4,502	$77,617	$9,545

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Putnam VT Small Cap Value	Royce Micro-Cap	T. Rowe Price Health Sciences	Templeton Developing Markets VIP Fund	Templeton Global Bond VIP Fund
Investment income (loss):
Dividend distributions	$81	$1,302	$-	$833	$-
Expenses:
Mortality and expense risk charge	(41)	(1,169)	(1,294)	(635)	(1,977)
Other expense charge	(11)	(293)	(325)	(159)	(498)
Net investment income (loss)	29	(160)	(1,619)	39	(2,475)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	693	-	1,651	-	143
Realized capital gain (loss) on sales of fund shares	(15)	(2,221)	(17,152)	2,396	1,714
Change in unrealized appreciation/depreciation on investments during the year	1,085	38,176	(10,616)	17,769	18,341
Net realized and unrealized capital gain (loss) on investments	1,763	35,955	(26,117)	20,165	20,198
Net increase (decrease) in net assets from operations	$1,792	$35,795	$(27,736)	$20,204	$17,723

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$730
Expenses:
Mortality and expense risk charge	(162)
Other expense charge	(41)
Net investment income (loss)	527

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-
Realized capital gain (loss) on sales of fund shares	(25,461)
Change in unrealized appreciation/depreciation on investments during the year	26,194
Net realized and unrealized capital gain (loss) on investments	733
Net increase (decrease) in net assets from operations	$1,260

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2016 and 2015

	AB VPS Dynamic Asset Allocation		AB VPS Small/Mid Cap Value		American Century VP Mid Cap Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(13)	$33	$(157)	$(46)	$6,514	$6,420
Capital gains distributions	2	463	3,182	2,715	41,431	40,564
Realized capital gain (loss) on sales of fund shares	(3)	(1,383)	2	(1,136)	5,810	10,506
Change in unrealized appreciation/depreciation on investments during the year	208	(625)	7,687	(3,284)	108,838	(85,462)
Net increase (decrease) in net assets from operations	194	(1,512)	10,714	(1,751)	162,593	(27,972)

From contract owner transactions:
Variable annuity deposits	-	14,764	21,713	46,144	14,870	193,904
Contract owner maintenance charges	(35)	(95)	(295)	(117)	(3,970)	(5,474)
Terminations and withdrawals	-	(220)	(1,065)	(1,077)	(69,648)	(30,135)
Transfers between subaccounts, net	-	(18,396)	17,065	(16,228)	(52,531)	(200,207)
Net increase (decrease) in net assets from contract owner transactions	(35)	(3,947)	37,418	28,722	(111,279)	(41,912)
Net increase (decrease) in net assets	159	(5,459)	48,132	26,971	51,314	(69,884)
Net assets at beginning of year	7,518	12,977	34,547	7,576	803,160	873,044
Net assets at end of year	$7,677	$7,518	$82,679	$34,547	$854,474	$803,160

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Century VP Ultra		American Century VP Value		American Funds IS Asset Allocation
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,161)	$(3,029)	$13,921	$14,037	$3,149	$2,714
Capital gains distributions	26,365	26,682	-	-	7,638	5,951
Realized capital gain (loss) on sales of fund shares	3,312	14,270	65,287	87,451	(67)	(174)
Change in unrealized appreciation/depreciation on investments during the year	(58,202)	29,482	261,693	(156,009)	16,040	(9,286)
Net increase (decrease) in net assets from operations	(31,686)	67,405	340,901	(54,521)	26,760	(795)

From contract owner transactions:
Variable annuity deposits	68,569	58,660	205,302	46,913	80,200	239,092
Contract owner maintenance charges	(2,330)	(2,294)	(7,874)	(4,947)	(1,983)	(457)
Terminations and withdrawals	(9,774)	(38,733)	(133,880)	(173,959)	(9,261)	(7,057)
Transfers between subaccounts, net	(743,764)	830,144	664,483	(50,786)	103,482	(3,068)
Net increase (decrease) in net assets from contract owner transactions	(687,299)	847,777	728,031	(182,779)	172,438	228,510
Net increase (decrease) in net assets	(718,985)	915,182	1,068,932	(237,300)	199,198	227,715
Net assets at beginning of year	1,224,658	309,476	1,092,443	1,329,743	233,687	5,972
Net assets at end of year	$505,673	$1,224,658	$2,161,375	$1,092,443	$432,885	$233,687

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Funds IS Global Bond		American Funds IS Global Growth		American Funds IS Growth-Income
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(269)	$(349)	$(293)	$1,302	$3,410	$2,588
Capital gains distributions	145	907	18,750	12,488	43,573	31,656
Realized capital gain (loss) on sales of fund shares	337	(355)	(12,798)	(4,108)	(9,273)	(1,448)
Change in unrealized appreciation/depreciation on investments during the year	655	(2,574)	(6,771)	(13,620)	9,521	(30,158)
Net increase (decrease) in net assets from operations	868	(2,371)	(1,112)	(3,938)	47,231	2,638

From contract owner transactions:
Variable annuity deposits	9,016	49,252	90,396	74,852	153,410	285,577
Contract owner maintenance charges	(193)	(166)	(1,760)	(712)	(1,234)	(900)
Terminations and withdrawals	(2,169)	(691)	(7,796)	(4,777)	(8,838)	(6,741)
Transfers between subaccounts, net	(2,620)	(8,629)	880,726	143,860	14,740	(133,801)
Net increase (decrease) in net assets from contract owner transactions	4,034	39,766	961,566	213,223	158,078	144,135
Net increase (decrease) in net assets	4,902	37,395	960,454	209,285	205,309	146,773
Net assets at beginning of year	69,648	32,253	230,056	20,771	318,257	171,484
Net assets at end of year	$74,550	$69,648	$1,190,510	$230,056	$523,566	$318,257

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Funds IS International		American Funds IS New World		BlackRock Equity Dividend V.I.
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,033	$410	$991	$(12)	$493	$12
Capital gains distributions	9,379	2,172	-	273	3,006	387
Realized capital gain (loss) on sales of fund shares	(303)	(1,978)	40,914	(9)	170	(497)
Change in unrealized appreciation/depreciation on investments during the year	(5,992)	(4,913)	3,416	(551)	6,768	(519)
Net increase (decrease) in net assets from operations	4,117	(4,309)	45,321	(299)	10,437	(617)

From contract owner transactions:
Variable annuity deposits	55,606	62,103	116,520	3,476	7,230	8,008
Contract owner maintenance charges	(488)	(273)	(3,903)	(27)	(43)	(18)
Terminations and withdrawals	(2,074)	(2,580)	(54,276)	-	(789)	(47)
Transfers between subaccounts, net	27,908	(13,670)	(50,370)	37	84,034	576
Net increase (decrease) in net assets from contract owner transactions	80,952	45,580	7,971	3,486	90,432	8,519
Net increase (decrease) in net assets	85,069	41,271	53,292	3,187	100,869	7,902
Net assets at beginning of year	66,956	25,685	6,610	3,423	7,902	-
Net assets at end of year	$152,025	$66,956	$59,902	$6,610	$108,771	$7,902

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	BlackRock Global Allocation V.I.		BlackRock High Yield V.I.		ClearBridge Variable Aggressive Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$857	$610	$3,973	$1,667	$(2,546)	$(10,420)
Capital gains distributions	-	6,111	-	414	40,879	119,281
Realized capital gain (loss) on sales of fund shares	(727)	(75)	(46)	(9)	(51,793)	110,017
Change in unrealized appreciation/depreciation on investments during the year	4,885	(9,066)	6,073	(6,238)	(16,856)	(243,983)
Net increase (decrease) in net assets from operations	5,015	(2,420)	10,000	(4,166)	(30,316)	(25,105)

From contract owner transactions:
Variable annuity deposits	34,707	116,888	2,249	58,368	132,726	62,881
Contract owner maintenance charges	(769)	(200)	(83)	(37)	(1,496)	(6,801)
Terminations and withdrawals	(4,635)	(2,266)	(1,557)	-	(59,649)	(141,537)
Transfers between subaccounts, net	9,018	1,569	103,174	4	(338,950)	(302,545)
Net increase (decrease) in net assets from contract owner transactions	38,321	115,991	103,783	58,335	(267,369)	(388,002)
Net increase (decrease) in net assets	43,336	113,571	113,783	54,169	(297,685)	(413,107)
Net assets at beginning of year	113,571	-	61,126	6,957	1,105,639	1,518,746
Net assets at end of year	$156,907	$113,571	$174,909	$61,126	$807,954	$1,105,639

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	ClearBridge Variable Small Cap Growth		Dreyfus IP MidCap Stock		Dreyfus IP Small Cap Stock Index
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,780)	$(1,650)	$60	$(385)	$(561)	$369
Capital gains distributions	10,021	5,050	7,395	7,470	9,729	7,042
Realized capital gain (loss) on sales of fund shares	(2,530)	(1,736)	(1,193)	(3,822)	(1,748)	1,042
Change in unrealized appreciation/depreciation on investments during the year	6,803	(15,219)	9,623	(9,451)	40,239	(6,224)
Net increase (decrease) in net assets from operations	12,514	(13,555)	15,885	(6,188)	47,659	2,229

From contract owner transactions:
Variable annuity deposits	29,218	67,878	27,424	47,218	92,991	20,424
Contract owner maintenance charges	(578)	(823)	(195)	(141)	(974)	(317)
Terminations and withdrawals	(8,610)	(12,402)	(6,337)	(6,151)	(2,615)	(4,576)
Transfers between subaccounts, net	8,908	(6,329)	(34,479)	10,274	1,128,307	(30,999)
Net increase (decrease) in net assets from contract owner transactions	28,938	48,324	(13,587)	51,200	1,217,709	(15,468)
Net increase (decrease) in net assets	41,452	34,769	2,298	45,012	1,265,368	(13,239)
Net assets at beginning of year	239,856	205,087	103,187	58,175	70,424	83,663
Net assets at end of year	$281,308	$239,856	$105,485	$103,187	$1,335,792	$70,424

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Dreyfus IP Technology Growth		Dreyfus VIF Appreciation		Dreyfus VIF International Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(995)	$(783)	$38	$(3)	$1,707	$6,718
Capital gains distributions	5,580	13,795	863	-	-	-
Realized capital gain (loss) on sales of fund shares	(7,307)	(589)	(28)	(278)	(31,337)	(4,801)
Change in unrealized appreciation/depreciation on investments during the year	4,891	(11,751)	(478)	(504)	14,340	(13,569)
Net increase (decrease) in net assets from operations	2,169	672	395	(785)	(15,290)	(11,652)

From contract owner transactions:
Variable annuity deposits	47,464	43,157	-	5,820	20,509	42,674
Contract owner maintenance charges	(562)	(789)	(43)	-	(727)	(2,733)
Terminations and withdrawals	(2,620)	(8,568)	(257)	-	(24,838)	(85,002)
Transfers between subaccounts, net	(47,486)	27,595	-	(26,876)	34,136	30,103
Net increase (decrease) in net assets from contract owner transactions	(3,204)	61,395	(300)	(21,056)	29,080	(14,958)
Net increase (decrease) in net assets	(1,035)	62,067	95	(21,841)	13,790	(26,610)
Net assets at beginning of year	139,685	77,618	5,820	27,661	317,146	343,756
Net assets at end of year	$138,650	$139,685	$5,915	$5,820	$330,936	$317,146

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Fidelity VIP Equity-Income		Fidelity VIP Growth & Income		Fidelity VIP Growth Opportunities
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,470	$1,447	$1,873	$3,276	$(277)	$(23)
Capital gains distributions	6,421	576	15,782	1,349	522	2,472
Realized capital gain (loss) on sales of fund shares	636	(4,070)	(9,259)	(2,736)	(4,834)	(12)
Change in unrealized appreciation/depreciation on investments during the year	11,018	(2,759)	25,244	(14,904)	3,141	(2,584)
Net increase (decrease) in net assets from operations	20,545	(4,806)	33,640	(13,015)	(1,448)	(147)

From contract owner transactions:
Variable annuity deposits	74,487	65,502	31,590	194,720	59,508	9,493
Contract owner maintenance charges	(393)	(179)	(387)	(297)	(133)	(21)
Terminations and withdrawals	(1,468)	(826)	(1,282)	(3,944)	(474)	(200)
Transfers between subaccounts, net	5,705	4,644	(59,462)	28,861	10,583	17,558
Net increase (decrease) in net assets from contract owner transactions	78,331	69,141	(29,541)	219,340	69,484	26,830
Net increase (decrease) in net assets	98,876	64,335	4,099	206,325	68,036	26,683
Net assets at beginning of year	66,378	2,043	248,795	42,470	26,683	-
Net assets at end of year	$165,254	$66,378	$252,894	$248,795	$94,719	$26,683

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Fidelity VIP High Income		Fidelity VIP Overseas		Franklin Founding Funds Allocation VIP Fund
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$541	$214	$(144)	$628	$10,215	$5,970
Capital gains distributions	-	-	27	87	11,276	458
Realized capital gain (loss) on sales of fund shares	(3)	-	(7,113)	(3,275)	(1,474)	(285)
Change in unrealized appreciation/depreciation on investments during the year	42	(430)	3,965	(5,595)	21,071	(30,167)
Net increase (decrease) in net assets from operations	580	(216)	(3,265)	(8,155)	41,088	(24,024)

From contract owner transactions:
Variable annuity deposits	300	3,623	11,097	380	52,456	162,297
Contract owner maintenance charges	(21)	(2)	(83)	(95)	(2,806)	(2,330)
Terminations and withdrawals	(17)	-	(22,117)	(30,603)	(4,900)	(3,455)
Transfers between subaccounts, net	7,103	-	(30,999)	98,509	(8,700)	-
Net increase (decrease) in net assets from contract owner transactions	7,365	3,621	(42,102)	68,191	36,050	156,512
Net increase (decrease) in net assets	7,945	3,405	(45,367)	60,036	77,138	132,488
Net assets at beginning of year	3,405	-	60,036	-	315,343	182,855
Net assets at end of year	$11,350	$3,405	$14,669	$60,036	$392,481	$315,343

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Franklin Income VIP Fund		Franklin Mutual Global Discovery VIP Fund		Franklin Small Cap Value VIP Fund
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$28,968	$36,773	$8,522	$21,718	$(54)	$(304)
Capital gains distributions	-	-	72,699	58,113	32,843	50,932
Realized capital gain (loss) on sales of fund shares	(8,076)	(19,042)	(9,710)	(10,841)	(16,403)	1,007
Change in unrealized appreciation/depreciation on investments during the year	60,587	(83,159)	31,119	(118,176)	39,252	(80,809)
Net increase (decrease) in net assets from operations	81,479	(65,428)	102,630	(49,186)	55,638	(29,174)

From contract owner transactions:
Variable annuity deposits	43,028	77,386	65,706	182,301	55,909	30,413
Contract owner maintenance charges	(2,179)	(4,769)	(2,425)	(3,875)	(371)	(866)
Terminations and withdrawals	(72,612)	(153,114)	(57,975)	(81,810)	(26,446)	(40,120)
Transfers between subaccounts, net	13,503	(297,922)	22,064	(152,757)	(86,347)	(17,130)
Net increase (decrease) in net assets from contract owner transactions	(18,260)	(378,419)	27,370	(56,141)	(57,255)	(27,703)
Net increase (decrease) in net assets	63,219	(443,847)	130,000	(105,327)	(1,617)	(56,877)
Net assets at beginning of year	634,374	1,078,221	873,295	978,622	304,209	361,086
Net assets at end of year	$697,593	$634,374	$1,003,295	$873,295	$302,592	$304,209

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Franklin Strategic Income VIP Fund		Guggenheim VIF All Cap Value		Guggenheim VIF Alpha Opportunity_(e)
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,682	$1,210	$4,815	$1,022	$(723)	$(2,627)
Capital gains distributions	-	369	25,898	78,113	-	141,839
Realized capital gain (loss) on sales of fund shares	(454)	(165)	27,239	24,019	1,733	53,660
Change in unrealized appreciation/depreciation on investments during the year	2,907	(3,311)	86,382	(137,092)	10,253	(214,262)
Net increase (decrease) in net assets from operations	4,135	(1,897)	144,334	(33,938)	11,263	(21,390)

From contract owner transactions:
Variable annuity deposits	9,367	49,932	8,063	40,180	44,876	8,000
Contract owner maintenance charges	(246)	(123)	(1,579)	(1,931)	(186)	(843)
Terminations and withdrawals	(964)	(129)	(28,272)	(38,611)	(3,139)	(71,522)
Transfers between subaccounts, net	(1,177)	3,394	(16,100)	(23,965)	-	(354,622)
Net increase (decrease) in net assets from contract owner transactions	6,980	53,074	(37,888)	(24,327)	41,551	(418,987)
Net increase (decrease) in net assets	11,115	51,177	106,446	(58,265)	52,814	(440,377)
Net assets at beginning of year	56,463	5,286	637,808	696,073	83,866	524,243
Net assets at end of year	$67,578	$56,463	$744,254	$637,808	$136,680	$83,866

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Guggenheim VIF CLS AdvisorOne Growth and Income		Guggenheim VIF Floating Rate Strategies
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,147	$(481)	$(287)	$929	$12,188	$50
Capital gains distributions	3,715	23,383	11,166	1,757	730	33
Realized capital gain (loss) on sales of fund shares	(18,638)	71,654	492	10,697	(40)	(9)
Change in unrealized appreciation/depreciation on investments during the year	18,056	(111,670)	3,227	(28,227)	5,100	(3,815)
Net increase (decrease) in net assets from operations	4,280	(17,114)	14,598	(14,844)	17,978	(3,741)

From contract owner transactions:
Variable annuity deposits	-	1	-	-	6,795	95,439
Contract owner maintenance charges	(998)	(5,326)	(735)	(2,136)	(1,934)	(356)
Terminations and withdrawals	(171,215)	(715,486)	(53,095)	(187,099)	(2,498)	(285)
Transfers between subaccounts, net	(161,405)	(45,203)	(224,560)	(7,448)	15,492	139,388
Net increase (decrease) in net assets from contract owner transactions	(333,618)	(766,014)	(278,390)	(196,683)	17,855	234,186
Net increase (decrease) in net assets	(329,338)	(783,128)	(263,792)	(211,527)	35,833	230,445
Net assets at beginning of year	380,440	1,163,568	299,038	510,565	230,445	-
Net assets at end of year	$51,102	$380,440	$35,246	$299,038	$266,278	$230,445

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF Global Managed Futures Strategy		Guggenheim VIF High Yield		Guggenheim VIF Large Cap Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$594	$223	$132,232	$220,353	$13,299	$4,108
Capital gains distributions	-	457	-	47,100	17,377	173,629
Realized capital gain (loss) on sales of fund shares	(1,832)	(36)	59,222	207,206	(5,286)	25,456
Change in unrealized appreciation/depreciation on investments during the year	(1,292)	(1,004)	59,819	(566,619)	177,335	(287,587)
Net increase (decrease) in net assets from operations	(2,530)	(360)	251,273	(91,960)	202,725	(84,394)

From contract owner transactions:
Variable annuity deposits	-	1,549	10,091	48,279	60,519	135,655
Contract owner maintenance charges	(84)	(100)	(4,381)	(9,659)	(3,338)	(3,662)
Terminations and withdrawals	(230)	(254)	(472,582)	(440,168)	(166,791)	(151,171)
Transfers between subaccounts, net	(2,204)	-	(132,625)	(185,093)	(281,218)	252,866
Net increase (decrease) in net assets from contract owner transactions	(2,518)	1,195	(599,497)	(586,641)	(390,828)	233,688
Net increase (decrease) in net assets	(5,048)	835	(348,224)	(678,601)	(188,103)	149,294
Net assets at beginning of year	15,393	14,558	1,951,809	2,630,410	1,343,222	1,193,928
Net assets at end of year	$10,345	$15,393	$1,603,585	$1,951,809	$1,155,119	$1,343,222

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF Long Short Equity		Guggenheim VIF Managed Asset Allocation		Guggenheim VIF Mid Cap Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(969)	$(1,089)	$1,706	$1,011	$3,370	$(2,799)
Capital gains distributions	-	-	8,709	-	167,330	283,443
Realized capital gain (loss) on sales of fund shares	3,263	7,561	7,141	79,044	33,870	128,482
Change in unrealized appreciation/depreciation on investments during the year	(2,574)	(5,247)	16,925	(93,534)	170,191	(548,004)
Net increase (decrease) in net assets from operations	(280)	1,225	34,481	(13,479)	374,761	(138,878)

From contract owner transactions:
Variable annuity deposits	10,877	8,002	66,960	22,706	55,522	59,754
Contract owner maintenance charges	(602)	(886)	(3,737)	(1,466)	(5,254)	(8,657)
Terminations and withdrawals	(19,340)	(33,775)	(7,763)	(59,778)	(299,143)	(271,242)
Transfers between subaccounts, net	7,617	(7,952)	(42,346)	39,594	4,397	83,205
Net increase (decrease) in net assets from contract owner transactions	(1,448)	(34,611)	13,114	1,056	(244,478)	(136,940)
Net increase (decrease) in net assets	(1,728)	(33,386)	47,595	(12,423)	130,283	(275,818)
Net assets at beginning of year	136,110	169,496	491,755	504,178	1,684,392	1,960,210
Net assets at end of year	$134,382	$136,110	$539,350	$491,755	$1,814,675	$1,684,392

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF Multi-Hedge Strategies		Guggenheim VIF Small Cap Value		Guggenheim VIF StylePlus Large Core
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(339)	$(15)	$(2,844)	$(3,493)	$96	$1,139
Capital gains distributions	-	-	37,815	90,073	2,160	17,800
Realized capital gain (loss) on sales of fund shares	365	4,191	3,539	15,925	14,253	26,278
Change in unrealized appreciation/depreciation on investments during the year	(660)	(3,332)	71,321	(139,436)	15,309	(42,310)
Net increase (decrease) in net assets from operations	(634)	844	109,831	(36,931)	31,818	2,907

From contract owner transactions:
Variable annuity deposits	5,015	21,387	55,098	15,135	38,855	13,609
Contract owner maintenance charges	(314)	(783)	(977)	(1,270)	(991)	(1,440)
Terminations and withdrawals	(5,295)	(13,065)	(8,468)	(53,260)	(19,139)	(52,835)
Transfers between subaccounts, net	6,460	(25,755)	(1,822)	(29,003)	20,702	26,643
Net increase (decrease) in net assets from contract owner transactions	5,866	(18,216)	43,831	(68,398)	39,427	(14,023)
Net increase (decrease) in net assets	5,232	(17,372)	153,662	(105,329)	71,245	(11,116)
Net assets at beginning of year	49,714	67,086	413,802	519,131	214,224	225,340
Net assets at end of year	$54,946	$49,714	$567,464	$413,802	$285,469	$214,224

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF StylePlus Large Growth		Guggenheim VIF StylePlus Mid Growth		Guggenheim VIF StylePlus Small Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(562)	$926	$(241)	$418	$(352)	$66
Capital gains distributions	7,362	20,770	1,007	14,877	6,166	328
Realized capital gain (loss) on sales of fund shares	31,411	43,057	8,029	74,079	2,249	23,918
Change in unrealized appreciation/depreciation on investments during the year	(22,799)	(54,314)	4,856	(80,492)	5,186	(26,041)
Net increase (decrease) in net assets from operations	15,412	10,439	13,651	8,882	13,249	(1,729)

From contract owner transactions:
Variable annuity deposits	51,869	6,381	53,855	31,169	3,287	10,695
Contract owner maintenance charges	(622)	(1,306)	(774)	(1,130)	(293)	(343)
Terminations and withdrawals	(85,504)	(47,015)	(40,836)	(115,066)	(1,331)	(19,012)
Transfers between subaccounts, net	9	(27,058)	340	(70,782)	(1,836)	(38,764)
Net increase (decrease) in net assets from contract owner transactions	(34,248)	(68,998)	12,585	(155,809)	(173)	(47,424)
Net increase (decrease) in net assets	(18,836)	(58,559)	26,236	(146,927)	13,076	(49,153)
Net assets at beginning of year	246,898	305,457	193,914	340,841	98,978	148,131
Net assets at end of year	$228,062	$246,898	$220,150	$193,914	$112,054	$98,978

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF Total Return Bond		Guggenheim VIF World Equity Income		Invesco V.I. Comstock
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$76,422	$20,465	$27,033	$36,425	$3,384	$2,739
Capital gains distributions	-	-	-	-	40,715	1,076
Realized capital gain (loss) on sales of fund shares	43,599	37,241	46,437	109,058	(2,009)	31,027
Change in unrealized appreciation/depreciation on investments during the year	(497)	(50,260)	35,918	(158,001)	37,917	(72,379)
Net increase (decrease) in net assets from operations	119,524	7,446	109,388	(12,518)	80,007	(37,537)

From contract owner transactions:
Variable annuity deposits	250,651	194,722	33,265	18,412	21,163	17,191
Contract owner maintenance charges	(10,898)	(8,348)	(3,093)	(6,453)	(772)	(1,239)
Terminations and withdrawals	(235,509)	(186,088)	(263,745)	(332,499)	(23,069)	(42,669)
Transfers between subaccounts, net	(299,498)	(28,923)	132,184	(99,757)	131,418	(159,521)
Net increase (decrease) in net assets from contract owner transactions	(295,254)	(28,637)	(101,389)	(420,297)	128,740	(186,238)
Net increase (decrease) in net assets	(175,730)	(21,191)	7,999	(432,815)	208,747	(223,775)
Net assets at beginning of year	1,370,360	1,391,551	1,167,096	1,599,911	392,609	616,384
Net assets at end of year	$1,194,630	$1,370,360	$1,175,095	$1,167,096	$601,356	$392,609

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. Equity and Income		Invesco V.I. Global Health Care		Invesco V.I. Global Real Estate
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,126	$21,404	$(1,520)	$(1,907)	$5,521	$17,967
Capital gains distributions	30,504	123,253	30,766	18,231	12,565	-
Realized capital gain (loss) on sales of fund shares	(76,711)	33,751	(227)	26,846	49	21,441
Change in unrealized appreciation/depreciation on investments during the year	109,713	(198,328)	(55,366)	(33,221)	(8,392)	(53,836)
Net increase (decrease) in net assets from operations	71,632	(19,920)	(26,347)	9,949	9,743	(14,428)

From contract owner transactions:
Variable annuity deposits	88,615	207,530	10,270	41,898	83,560	84,216
Contract owner maintenance charges	(2,955)	(6,771)	(638)	(783)	(2,338)	(2,639)
Terminations and withdrawals	(223,027)	(228,949)	(917)	(9,674)	(31,778)	(51,386)
Transfers between subaccounts, net	(673,992)	466,358	4,017	(38,540)	(31,843)	(49,706)
Net increase (decrease) in net assets from contract owner transactions	(811,359)	438,168	12,732	(7,099)	17,601	(19,515)
Net increase (decrease) in net assets	(739,727)	418,248	(13,615)	2,850	27,344	(33,943)
Net assets at beginning of year	1,704,451	1,286,203	216,799	213,949	698,241	732,184
Net assets at end of year	$964,724	$1,704,451	$203,184	$216,799	$725,585	$698,241

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. Government Money Market_(a)(d)	Invesco V.I. Government Securities		Invesco V.I. International Growth
	2016	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,926)	$27,783	$37,683	$2,470	$6,562
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	(45,399)	(30,725)	72,603	33,662
Change in unrealized appreciation/depreciation on investments during the year	-	20,172	(18,793)	(4,774)	(89,749)
Net increase (decrease) in net assets from operations	(5,926)	2,556	(11,835)	70,299	(49,525)

From contract owner transactions:
Variable annuity deposits	127,213	252,790	58,750	142,775	132,823
Contract owner maintenance charges	(3,193)	(10,308)	(12,143)	(2,883)	(4,018)
Terminations and withdrawals	(425,189)	(664,043)	(424,583)	(81,658)	(183,932)
Transfers between subaccounts, net	1,380,872	(196,809)	(316,100)	(122,126)	(220,232)
Net increase (decrease) in net assets from contract owner transactions	1,079,703	(618,370)	(694,076)	(63,892)	(275,359)
Net increase (decrease) in net assets	1,073,777	(615,814)	(705,911)	6,407	(324,884)
Net assets at beginning of year	-	2,227,572	2,933,483	972,721	1,297,605
Net assets at end of year	$1,073,777	$1,611,758	$2,227,572	$979,128	$972,721

(a) New subaccount. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth		Invesco V.I. Value Opportunities
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(291)	$(564)	$(1,700)	$(1,936)	$(251)	$(237)
Capital gains distributions	2,637	14,902	22,780	21,515	11,238	3,653
Realized capital gain (loss) on sales of fund shares	(1,209)	(20,920)	(884)	8,041	(5,928)	23,949
Change in unrealized appreciation/depreciation on investments during the year	3,239	1,319	(20,816)	(32,003)	1,205	(38,957)
Net increase (decrease) in net assets from operations	4,376	(5,263)	(620)	(4,383)	6,264	(11,592)

From contract owner transactions:
Variable annuity deposits	-	8,301	64,811	17,090	-	984
Contract owner maintenance charges	(192)	(475)	(484)	(1,223)	(588)	(482)
Terminations and withdrawals	(6,306)	(77,518)	(69,178)	(31,089)	(34,387)	(27,665)
Transfers between subaccounts, net	2,906	(147,369)	(837)	17,138	3,854	(221,162)
Net increase (decrease) in net assets from contract owner transactions	(3,592)	(217,061)	(5,688)	1,916	(31,121)	(248,325)
Net increase (decrease) in net assets	784	(222,324)	(6,308)	(2,467)	(24,857)	(259,917)
Net assets at beginning of year	38,985	261,309	236,229	238,696	40,635	300,552
Net assets at end of year	$39,769	$38,985	$229,921	$236,229	$15,778	$40,635

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP Asset Strategy		Janus Aspen Enterprise		Janus Aspen Janus Portfolio
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(84)	$(102)	$(3,904)	$(1,194)	$(1,358)	$(791)
Capital gains distributions	-	3,602	41,981	89,015	23,215	66,287
Realized capital gain (loss) on sales of fund shares	(401)	(260)	(5,616)	(2,694)	(18,556)	(4,698)
Change in unrealized appreciation/depreciation on investments during the year	(1,042)	(8,014)	25,331	(73,782)	(4,401)	(63,404)
Net increase (decrease) in net assets from operations	(1,527)	(4,774)	57,792	11,345	(1,100)	(2,606)

From contract owner transactions:
Variable annuity deposits	11,767	54,330	96,551	28,724	18,084	112,751
Contract owner maintenance charges	(321)	(127)	(2,199)	(3,741)	(1,142)	(1,259)
Terminations and withdrawals	(1,769)	(1,145)	(78,919)	(51,008)	(21,240)	(30,299)
Transfers between subaccounts, net	-	-	(5,147)	8,298	(134,713)	160,093
Net increase (decrease) in net assets from contract owner transactions	9,677	53,058	10,286	(17,727)	(139,011)	241,286
Net increase (decrease) in net assets	8,150	48,284	68,078	(6,382)	(140,111)	238,680
Net assets at beginning of year	48,284	-	503,633	510,015	423,290	184,610
Net assets at end of year	$56,434	$48,284	$571,711	$503,633	$283,179	$423,290

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	JPMorgan Insurance Trust Core Bond Portfolio		Lord Abbett Series Bond-Debenture VC		Lord Abbett Series Developing Growth VC
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,095	$7,120	$15,410	$4,849	$(950)	$(2,135)
Capital gains distributions	-	-	-	-	-	7,198
Realized capital gain (loss) on sales of fund shares	3,330	(404)	1,637	(9)	(149,081)	(1,593)
Change in unrealized appreciation/depreciation on investments during the year	(4,790)	(8,568)	2,177	(6,894)	35,933	(36,012)
Net increase (decrease) in net assets from operations	5,635	(1,852)	19,224	(2,054)	(114,098)	(32,542)

From contract owner transactions:
Variable annuity deposits	17,442	124,271	67,835	-	39,720	63,488
Contract owner maintenance charges	(1,150)	(2,128)	(1,885)	(275)	(127)	(1,478)
Terminations and withdrawals	(43,424)	(16,665)	(5,516)	(248)	(13,621)	(61,918)
Transfers between subaccounts, net	(107,264)	286,486	177,213	120,936	(730,923)	892,450
Net increase (decrease) in net assets from contract owner transactions	(134,396)	391,964	237,647	120,413	(704,951)	892,542
Net increase (decrease) in net assets	(128,761)	390,112	256,871	118,359	(819,049)	860,000
Net assets at beginning of year	635,197	245,085	118,359	-	860,000	-
Net assets at end of year	$506,436	$635,197	$375,230	$118,359	$40,951	$860,000

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	MFS VIT II Research International		MFS VIT Total Return		MFS VIT Utilities
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,907	$11,860	$44,304	$42,347	$13,936	$25,658
Capital gains distributions	-	2,876	76,886	101,946	11,416	59,091
Realized capital gain (loss) on sales of fund shares	(13,140)	16,402	94,796	254,475	(145,537)	53,126
Change in unrealized appreciation/depreciation on investments during the year	2,927	(42,829)	(27,204)	(422,587)	102,320	(269,068)
Net increase (decrease) in net assets from operations	(8,306)	(11,691)	188,782	(23,819)	(17,865)	(131,193)

From contract owner transactions:
Variable annuity deposits	39,457	10,844	40,303	113,356	40,497	62,108
Contract owner maintenance charges	(1,129)	(1,354)	(7,739)	(16,199)	(914)	(3,534)
Terminations and withdrawals	(24,194)	(6,530)	(828,841)	(726,988)	(44,540)	(261,626)
Transfers between subaccounts, net	(21,873)	69,801	254,220	(344,634)	(691,907)	291,388
Net increase (decrease) in net assets from contract owner transactions	(7,739)	72,761	(542,057)	(974,465)	(696,864)	88,336
Net increase (decrease) in net assets	(16,045)	61,070	(353,275)	(998,284)	(714,729)	(42,857)
Net assets at beginning of year	370,620	309,550	2,417,168	3,415,452	1,216,078	1,258,935
Net assets at end of year	$354,575	$370,620	$2,063,893	$2,417,168	$501,349	$1,216,078

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Morgan Stanley UIF Emerging Markets Equity		Morningstar Aggressive Growth ETF Asset Allocation Portfolio_(c)		Morningstar Balanced ETF Asset Allocation Portfolio_(c)
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(702)	$782	$310	$329	$2,336	$1,597
Capital gains distributions	-	-	2,621	623	10,537	4,220
Realized capital gain (loss) on sales of fund shares	(17,033)	(18,795)	(99)	(7)	(47)	(553)
Change in unrealized appreciation/depreciation on investments during the year	23,411	(26,788)	2,100	(3,973)	(471)	(12,336)
Net increase (decrease) in net assets from operations	5,676	(44,801)	4,932	(3,028)	12,355	(7,072)

From contract owner transactions:
Variable annuity deposits	61,302	61,005	9,926	44,135	53,507	155,976
Contract owner maintenance charges	(339)	(600)	(14)	(1)	(41)	(35)
Terminations and withdrawals	(9,451)	(8,204)	-	-	-	(120)
Transfers between subaccounts, net	(8,350)	81,068	8	-	-	(830)
Net increase (decrease) in net assets from contract owner transactions	43,162	133,269	9,920	44,134	53,466	154,991
Net increase (decrease) in net assets	48,838	88,468	14,852	41,106	65,821	147,919
Net assets at beginning of year	258,965	170,497	41,106	-	153,884	5,965
Net assets at end of year	$307,803	$258,965	$55,958	$41,106	$219,705	$153,884

(c) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Morningstar Growth ETF Asset Allocation Portfolio_(c)		Morningstar Income and Growth ETF Asset Allocation Portfolio_(c)		Neuberger Berman AMT Socially Responsive
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$271	$31	$429	$416	$(1,251)	$(3,173)
Capital gains distributions	1,151	87	2,318	1,536	31,674	57,874
Realized capital gain (loss) on sales of fund shares	-	-	(17)	(5)	5,970	54,034
Change in unrealized appreciation/depreciation on investments during the year	(81)	(310)	(334)	(3,853)	24,409	(113,675)
Net increase (decrease) in net assets from operations	1,341	(192)	2,396	(1,906)	60,802	(4,940)

From contract owner transactions:
Variable annuity deposits	11,710	-	256	41,709	-	28,520
Contract owner maintenance charges	(25)	(24)	(15)	(4)	(3,390)	(3,415)
Terminations and withdrawals	-	-	-	-	(23,092)	(37,420)
Transfers between subaccounts, net	7,774	-	2,801	-	240,359	(144,578)
Net increase (decrease) in net assets from contract owner transactions	19,459	(24)	3,042	41,705	213,877	(156,893)
Net increase (decrease) in net assets	20,800	(216)	5,438	39,799	274,679	(161,833)
Net assets at beginning of year	5,741	5,957	39,799	-	644,179	806,012
Net assets at end of year	$26,541	$5,741	$45,237	$39,799	$918,858	$644,179

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Oppenheimer Core Bond Fund/VA		Oppenheimer Global Fund/VA		Oppenheimer Main Street Small Cap Fund/VA
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,007	$11,786	$91	$(128)	$(892)	$(218)
Capital gains distributions	-	-	16,872	4,625	6,887	30,242
Realized capital gain (loss) on sales of fund shares	(1,371)	(6,042)	(18,153)	(4,732)	(5,796)	2,217
Change in unrealized appreciation/depreciation on investments during the year	(2,759)	(6,897)	(4,983)	(16,378)	27,689	(45,278)
Net increase (decrease) in net assets from operations	2,877	(1,153)	(6,173)	(16,613)	27,888	(13,037)

From contract owner transactions:
Variable annuity deposits	6,622	26,083	21,272	47,751	13,297	15,337
Contract owner maintenance charges	(549)	(791)	(1,693)	(624)	(394)	(640)
Terminations and withdrawals	(36,283)	(26,624)	(27,911)	(33,802)	(24,413)	(51,621)
Transfers between subaccounts, net	146,970	(21,050)	(90,144)	285,883	33,278	5,216
Net increase (decrease) in net assets from contract owner transactions	116,760	(22,382)	(98,476)	299,208	21,768	(31,708)
Net increase (decrease) in net assets	119,637	(23,535)	(104,649)	282,595	49,656	(44,745)
Net assets at beginning of year	259,939	283,474	290,295	7,700	177,371	222,116
Net assets at end of year	$379,576	$259,939	$185,646	$290,295	$227,027	$177,371

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT All Asset		PIMCO VIT CommodityRealReturn Strategy		PIMCO VIT Emerging Markets Bond
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,078	$3,339	$891	$9,559	$1,143	$488
Capital gains distributions	-	-	-	-	-	61
Realized capital gain (loss) on sales of fund shares	(3,944)	(16,929)	(21,373)	(66,698)	(42)	(35)
Change in unrealized appreciation/depreciation on investments during the year	13,593	(5,142)	48,732	(7,391)	(645)	(861)
Net increase (decrease) in net assets from operations	11,727	(18,732)	28,250	(64,530)	456	(347)

From contract owner transactions:
Variable annuity deposits	2,617	5,230	11,296	29,766	-	1,500
Contract owner maintenance charges	(555)	(898)	(995)	(1,184)	(99)	(38)
Terminations and withdrawals	(4,382)	(27,099)	(19,754)	(14,027)	(541)	(189)
Transfers between subaccounts, net	(122)	(67,091)	31,876	33,347	36,178	-
Net increase (decrease) in net assets from contract owner transactions	(2,442)	(89,858)	22,423	47,902	35,538	1,273
Net increase (decrease) in net assets	9,285	(108,590)	50,673	(16,628)	35,994	926
Net assets at beginning of year	103,325	211,915	210,259	226,887	11,465	10,539
Net assets at end of year	$112,610	$103,325	$260,932	$210,259	$47,459	$11,465

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)		PIMCO VIT Low Duration		PIMCO VIT Real Return
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,621	$17,909	$5,177	$18,829	$26,236	$64,428
Capital gains distributions	2,446	3,660	-	-	-	-
Realized capital gain (loss) on sales of fund shares	12,071	36,771	(4,634)	990	(30,512)	(43,353)
Change in unrealized appreciation/depreciation on investments during the year	21,552	(64,580)	3,959	(22,756)	81,893	(99,165)
Net increase (decrease) in net assets from operations	40,690	(6,240)	4,502	(2,937)	77,617	(78,090)

From contract owner transactions:
Variable annuity deposits	3,331	4,623	7,690	20,034	46,798	296,176
Contract owner maintenance charges	(5,130)	(7,741)	(4,961)	(5,565)	(5,204)	(11,087)
Terminations and withdrawals	(176,934)	(173,917)	(61,979)	(120,525)	(342,079)	(323,008)
Transfers between subaccounts, net	74,739	(434,278)	47,266	(67,434)	(4,282)	(514,465)
Net increase (decrease) in net assets from contract owner transactions	(103,994)	(611,313)	(11,984)	(173,490)	(304,767)	(552,384)
Net increase (decrease) in net assets	(63,304)	(617,553)	(7,482)	(176,427)	(227,150)	(630,474)
Net assets at beginning of year	722,835	1,340,388	662,962	839,389	1,869,919	2,500,393
Net assets at end of year	$659,531	$722,835	$655,480	$662,962	$1,642,769	$1,869,919

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT Total Return		Putnam VT Small Cap Value		Royce Micro-Cap
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,961	$9,194	$29	$(15)	$(160)	$(3,089)
Capital gains distributions	-	2,559	693	56	-	11,169
Realized capital gain (loss) on sales of fund shares	(679)	(3,103)	(15)	-	(2,221)	(36,276)
Change in unrealized appreciation/depreciation on investments during the year	6,263	(11,907)	1,085	(131)	38,176	(46,112)
Net increase (decrease) in net assets from operations	9,545	(3,257)	1,792	(90)	35,795	(74,308)

From contract owner transactions:
Variable annuity deposits	64,214	93,783	305	6,608	9,947	3,955
Contract owner maintenance charges	(1,185)	(875)	(7)	(4)	(843)	(835)
Terminations and withdrawals	(38,420)	(22,132)	-	-	(27,222)	(60,421)
Transfers between subaccounts, net	(24,722)	49,322	(190)	(13)	2,076	(260,321)
Net increase (decrease) in net assets from contract owner transactions	(113)	120,098	108	6,591	(16,042)	(317,622)
Net increase (decrease) in net assets	9,432	116,841	1,900	6,501	19,753	(391,930)
Net assets at beginning of year	234,188	117,347	6,501	-	182,635	574,565
Net assets at end of year	$243,620	$234,188	$8,401	$6,501	$202,388	$182,635

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	T. Rowe Price Health Sciences		Templeton Developing Markets VIP Fund		Templeton Global Bond VIP Fund
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,619)	$(1,138)	$39	$52	$(2,475)	$8,475
Capital gains distributions	1,651	18,630	-	1,875	143	599
Realized capital gain (loss) on sales of fund shares	(17,152)	(3,763)	2,396	(7,627)	1,714	(811)
Change in unrealized appreciation/depreciation on investments during the year	(10,616)	(25,778)	17,769	(3,101)	18,341	(15,052)
Net increase (decrease) in net assets from operations	(27,736)	(12,049)	20,204	(8,801)	17,723	(6,789)

From contract owner transactions:
Variable annuity deposits	63,457	68,145	11,167	25,366	136,080	64,758
Contract owner maintenance charges	(648)	(522)	(404)	(170)	(2,000)	(419)
Terminations and withdrawals	(28,316)	(38,155)	(1,087)	(1,510)	(15,016)	(6,876)
Transfers between subaccounts, net	(49,213)	211,059	29,606	37,124	830,616	72,297
Net increase (decrease) in net assets from contract owner transactions	(14,720)	240,527	39,282	60,810	949,680	129,760
Net increase (decrease) in net assets	(42,456)	228,478	59,486	52,009	967,403	122,971
Net assets at beginning of year	237,666	9,188	54,390	2,381	149,763	26,792
Net assets at end of year	$195,210	$237,666	$113,876	$54,390	$1,117,166	$149,763

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Western Asset Variable Global High Yield Bond
	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$527	$5,477
Capital gains distributions	-	-
Realized capital gain (loss) on sales of fund shares	(25,461)	(38,088)
Change in unrealized appreciation/depreciation on investments during the year	26,194	17,730
Net increase (decrease) in net assets from operations	1,260	(14,881)

From contract owner transactions:
Variable annuity deposits	900	835
Contract owner maintenance charges	(51)	(4,108)
Terminations and withdrawals	(27,511)	(15,168)
Transfers between subaccounts, net	(78,642)	(266,108)
Net increase (decrease) in net assets from contract owner transactions	(105,304)	(284,549)
Net increase (decrease) in net assets	(104,044)	(299,430)
Net assets at beginning of year	116,770	416,200
Net assets at end of year	$12,726	$116,770

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements

December 31, 2016

1. Organization and Significant Accounting Policies

Variable Annuity Account B - SecureDesigns Variable Annuity (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for SecureDesigns are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Ultra	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
ClearBridge Variable Aggressive Growth	II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dreyfus IP MidCap Stock	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Fidelity VIP Equity-Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Franklin Founding Funds Allocation VIP Fund	Class 4	Franklin Templeton Services, LLC	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Alpha Opportunity	-	Guggenheim Investments	-
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series I	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Money Market	-	Invesco Advisers, Inc.	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Ivy Investment Management Co	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	-
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Investment Advisers LLC	-
Oppenheimer Core Bond Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	-
Royce Micro-Cap	Investment	Royce & Associates, LP	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Ninety-two subaccounts are currently offered by the Account, the following had no activity as indicated:
Subaccount	2016	2015

Morningstar Conservative ETF Asset Allocation Portfolio	X	X

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

April 29, 2016	Invesco V.I. Government Money Market
May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	AB VPS Small/Mid Cap Value
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS New World
May 1, 2014	BlackRock Equity Dividend V.I.
May 1, 2014	BlackRock Global Allocation V.I.
May 1, 2014	BlackRock High Yield V.I.
May 1, 2014	Dreyfus IP MidCap Stock
May 1, 2014	Dreyfus IP Small Cap Stock Index
May 1, 2014	Dreyfus VIF Appreciation
May 1, 2014	Fidelity VIP Equity-Income
May 1, 2014	Fidelity VIP Growth & Income
May 1, 2014	Fidelity VIP Growth Opportunities
May 1, 2014	Fidelity VIP High Income
May 1, 2014	Fidelity VIP Overseas
May 1, 2014	Franklin Strategic Income VIP Fund
May 1, 2014	Guggenheim VIF Floating Rate Strategies
May 1, 2014	Ivy Funds VIP Asset Strategy
May 1, 2014	JPMorgan Insurance Trust Core Bond Portfolio
May 1, 2014	Lord Abbett Series Bond-Debenture VC
May 1, 2014	Lord Abbett Series Developing Growth VC
May 1, 2014	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Balanced ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Conservative ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Growth ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Income and Growth ETF Asset Allocation Portfolio
May 1, 2014	Oppenheimer Global Fund/VA
May 1, 2014	PIMCO VIT Total Return
May 1, 2014	Putnam VT Small Cap Value
May 1, 2014	T. Rowe Price Health Sciences
May 1, 2014	Templeton Developing Markets VIP Fund
May 1, 2014	Templeton Global Bond VIP Fund

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

April 29, 2016	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation
April 29, 2016	Morningstar Balanced ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation
April 29, 2016	Morningstar Conservative ETF Asset Allocation Portfolio	Ibbotson Conservative ETF Asset Allocation
April 29, 2016	Morningstar Growth ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation
April 29, 2016	Morningstar Income and Growth ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

April 29, 2016	Guggenheim VIF Money Market	Invesco V.I. Government Money Market	$ 1,781,558
June 6, 2016	Transparent Value Directional Allocation VI	Invesco V.I. Government Money Market	$ -
August 5, 2016	Guggenheim VIF Macro Opportunities	Invesco V.I. Government Money Market	$ 65,136

The following subaccount is closed to new investments:
Subaccount

Guggenheim VIF Alpha Opportunity

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2016, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

AB VPS Dynamic Asset Allocation	$ 46	$ 92
AB VPS Small/Mid Cap Value	42,677	2,232
American Century VP Mid Cap Value	104,982	168,298
American Century VP Ultra	351,142	1,015,227
American Century VP Value	1,183,194	441,197

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

American Funds IS Asset Allocation	$ 199,891	$ 16,657
American Funds IS Global Bond	31,730	27,818
American Funds IS Global Growth	1,138,184	158,136
American Funds IS Growth-Income	359,758	154,686
American Funds IS International	97,790	6,423
American Funds IS New World	1,015,146	1,006,183
BlackRock Equity Dividend V.I.	97,316	3,383
BlackRock Global Allocation V.I.	53,352	14,171
BlackRock High Yield V.I.	109,380	2,118
ClearBridge Variable Aggressive Growth	238,681	467,700
ClearBridge Variable Small Cap Growth	52,813	15,628
Dreyfus IP MidCap Stock	38,902	45,032
Dreyfus IP Small Cap Stock Index	1,298,623	71,718
Dreyfus IP Technology Growth	137,850	136,466
Dreyfus VIF Appreciation	945	344
Dreyfus VIF International Value	244,347	213,553
Fidelity VIP Equity-Income	147,844	60,619
Fidelity VIP Growth & Income	84,284	96,165
Fidelity VIP Growth Opportunities	107,627	37,896
Fidelity VIP High Income	7,977	71
Fidelity VIP Overseas	28,099	70,318
Franklin Founding Funds Allocation VIP Fund	76,954	19,405
Franklin Income VIP Fund	120,244	109,522
Franklin Mutual Global Discovery VIP Fund	199,066	90,454
Franklin Small Cap Value VIP Fund	150,354	174,814
Franklin Strategic Income VIP Fund	16,233	7,570
Guggenheim VIF All Cap Value	186,612	193,772
Guggenheim VIF Alpha Opportunity (e)	61,400	20,569
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	11,631	340,386
Guggenheim VIF CLS AdvisorOne Growth and Income	12,577	280,087
Guggenheim VIF Floating Rate Strategies	36,630	5,852
Guggenheim VIF Global Managed Futures Strategy	6,050	7,974
Guggenheim VIF High Yield	464,670	931,902
Guggenheim VIF Large Cap Value	403,447	763,575
Guggenheim VIF Long Short Equity	28,611	31,025
Guggenheim VIF Managed Asset Allocation	82,598	59,058
Guggenheim VIF Mid Cap Value	529,857	603,597
Guggenheim VIF Multi-Hedge Strategies	11,159	5,631
Guggenheim VIF Small Cap Value	115,348	36,534
Guggenheim VIF StylePlus Large Core	164,456	122,767
Guggenheim VIF StylePlus Large Growth	71,727	99,170
Guggenheim VIF StylePlus Mid Growth	64,417	51,061
Guggenheim VIF StylePlus Small Growth	15,823	10,180
Guggenheim VIF Total Return Bond	1,408,235	1,627,043
Guggenheim VIF World Equity Income	314,836	389,168

(e) Closed to new investments. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Invesco V.I. Comstock	$ 280,979	$ 108,128
Invesco V.I. Equity and Income	200,433	973,142
Invesco V.I. Global Health Care	45,090	3,108
Invesco V.I. Global Real Estate	232,687	196,985
Invesco V.I. Government Money Market (a)(d)	2,042,779	968,980
Invesco V.I. Government Securities	1,470,436	2,060,990
Invesco V.I. International Growth	1,056,129	1,117,531
Invesco V.I. Mid Cap Core Equity	5,847	7,092
Invesco V.I. Mid Cap Growth	112,166	96,769
Invesco V.I. Value Opportunities	17,047	37,181
Ivy Funds VIP Asset Strategy	11,984	2,390
Janus Aspen Enterprise	248,277	199,902
Janus Aspen Janus Portfolio	73,735	190,883
JPMorgan Insurance Trust Core Bond Portfolio	365,383	492,674
Lord Abbett Series Bond-Debenture VC	363,170	110,105
Lord Abbett Series Developing Growth VC	40,829	746,729
MFS VIT II Research International	79,456	85,281
MFS VIT Total Return	755,480	1,176,305
MFS VIT Utilities	89,864	761,366
Morgan Stanley UIF Emerging Markets Equity	197,751	155,285
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (c)	15,487	2,635
Morningstar Balanced ETF Asset Allocation Portfolio (c)	67,496	1,152
Morningstar Growth ETF Asset Allocation Portfolio (c)	20,999	117
Morningstar Income and Growth ETF Asset Allocation Portfolio (c)	6,084	294
Neuberger Berman AMT Socially Responsive	285,307	40,988
Oppenheimer Core Bond Fund/VA	213,957	90,182
Oppenheimer Global Fund/VA	47,236	128,745
Oppenheimer Main Street Small Cap Fund/VA	65,184	37,416
PIMCO VIT All Asset	28,754	29,116
PIMCO VIT CommodityRealReturn Strategy	90,470	67,151
PIMCO VIT Emerging Markets Bond	38,029	1,347
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	163,795	260,708
PIMCO VIT Low Duration	259,621	266,415
PIMCO VIT Real Return	265,698	544,195
PIMCO VIT Total Return	209,985	206,132
Putnam VT Small Cap Value	1,094	264
Royce Micro-Cap	18,923	35,121
T. Rowe Price Health Sciences	77,227	91,911
Templeton Developing Markets VIP Fund	87,575	48,252
Templeton Global Bond VIP Fund	1,798,755	851,384
Western Asset Variable Global High Yield Bond	1,712	106,489

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders' investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2016, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In May 2015, the FASB issued Accounting Standards Update guidance (ASU No. 2015-07), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 is effective for fiscal periods beginning after December 15, 2015, with early application permitted. ASU No. 2015–07 is required to be applied retrospectively to all periods presented beginning in the period of adoption. The Account adopted ASU No. 2015–07 and adoption did not affect the Account's financial condition, results of operations, or cash flows. In accordance with ASU No. 2015-07, the Account's investments in the Funds have not been classified in the fair value hierarchy.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds' computed net asset values (NAVs).  The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•       Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•       Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•       Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a "withdrawal charge") of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•       Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2016 and 2015, were as follows:

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Dynamic Asset Allocation	25	(4)	21	2,745	(3,253)	(508)
AB VPS Small/Mid Cap Value	5,533	(1,915)	3,618	5,361	(2,438)	2,923
American Century VP Mid Cap Value	12,599	(18,790)	(6,191)	45,843	(47,729)	(1,886)
American Century VP Ultra	24,700	(69,351)	(44,651)	70,095	(13,865)	56,230
American Century VP Value	76,669	(31,564)	45,105	19,162	(27,135)	(7,973)
American Funds IS Asset Allocation	29,635	(11,647)	17,988	24,662	(1,638)	23,024
American Funds IS Global Bond	11,156	(10,476)	680	7,911	(3,342)	4,569
American Funds IS Global Growth	125,419	(29,274)	96,145	29,417	(9,372)	20,045
American Funds IS Growth-Income	42,245	(25,755)	16,490	47,782	(33,125)	14,657
American Funds IS International	12,369	(2,406)	9,963	16,077	(11,044)	5,033
American Funds IS New World	127,088	(120,822)	6,266	809	(401)	408
BlackRock Equity Dividend V.I.	9,447	(491)	8,956	3,775	(2,984)	791
BlackRock Global Allocation V.I.	6,247	(1,627)	4,620	12,368	(260)	12,108
BlackRock High Yield V.I.	16,767	(5,631)	11,136	6,666	(560)	6,106
ClearBridge Variable Aggressive Growth	23,505	(41,182)	(17,677)	37,620	(58,782)	(21,162)
ClearBridge Variable Small Cap Growth	4,106	(1,637)	2,469	11,410	(7,935)	3,475
Dreyfus IP MidCap Stock	3,787	(4,595)	(808)	16,348	(11,520)	4,828
Dreyfus IP Small Cap Stock Index	117,465	(12,633)	104,832	10,650	(11,493)	(843)
Dreyfus IP Technology Growth	9,262	(9,374)	(112)	13,233	(9,382)	3,851
Dreyfus VIF Appreciation	18	(30)	(12)	607	(2,696)	(2,089)
Dreyfus VIF International Value	43,120	(39,520)	3,600	36,256	(36,720)	(464)
Fidelity VIP Equity-Income	14,758	(6,356)	8,402	31,329	(24,490)	6,839
Fidelity VIP Growth & Income	12,060	(14,284)	(2,224)	35,020	(13,954)	21,066
Fidelity VIP Growth Opportunities	12,124	(5,762)	6,362	2,390	(20)	2,370
Fidelity VIP High Income	786	(4)	782	385	-	385
Fidelity VIP Overseas	3,711	(8,488)	(4,777)	10,526	(4,001)	6,525

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin Founding Funds Allocation VIP Fund	7,895	(3,189)	4,706	16,135	(606)	15,529
Franklin Income VIP Fund	13,319	(13,235)	84	26,964	(61,032)	(34,068)
Franklin Mutual Global Discovery VIP Fund	15,463	(10,180)	5,283	49,931	(53,263)	(3,332)
Franklin Small Cap Value VIP Fund	12,512	(18,537)	(6,025)	9,469	(11,182)	(1,713)
Franklin Strategic Income VIP Fund	1,830	(878)	952	6,626	(878)	5,748
Guggenheim VIF All Cap Value	12,682	(13,241)	(559)	6,369	(6,441)	(72)
Guggenheim VIF Alpha Opportunity (e)	5,540	(3,301)	2,239	1,885	(23,117)	(21,232)
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	1,094	(34,683)	(33,589)	13,483	(81,701)	(68,218)
Guggenheim VIF CLS AdvisorOne Growth and Income	699	(30,822)	(30,123)	8,551	(28,148)	(19,597)
Guggenheim VIF Floating Rate Strategies	3,002	(468)	2,534	24,184	(66)	24,118
Guggenheim VIF Global Managed Futures Strategy	953	(1,400)	(447)	824	(570)	254
Guggenheim VIF High Yield	14,263	(32,314)	(18,051)	33,758	(49,999)	(16,241)
Guggenheim VIF Large Cap Value	36,010	(66,730)	(30,720)	54,999	(33,224)	21,775
Guggenheim VIF Long Short Equity	2,895	(2,708)	187	1,611	(3,781)	(2,170)
Guggenheim VIF Managed Asset Allocation	7,356	(4,970)	2,386	36,276	(35,782)	494
Guggenheim VIF Mid Cap Value	15,917	(23,230)	(7,313)	26,007	(28,784)	(2,777)
Guggenheim VIF Multi-Hedge Strategies	2,484	(1,381)	1,103	3,418	(5,751)	(2,333)
Guggenheim VIF Small Cap Value	3,974	(2,229)	1,745	2,941	(4,739)	(1,798)
Guggenheim VIF StylePlus Large Core	27,032	(20,744)	6,288	14,672	(15,481)	(809)
Guggenheim VIF StylePlus Large Growth	10,961	(14,705)	(3,744)	8,038	(16,367)	(8,329)
Guggenheim VIF StylePlus Mid Growth	6,330	(4,782)	1,548	14,232	(26,832)	(12,600)
Guggenheim VIF StylePlus Small Growth	3,816	(3,366)	450	2,847	(8,138)	(5,291)
Guggenheim VIF Total Return Bond	171,068	(190,729)	(19,661)	74,222	(72,846)	1,376
Guggenheim VIF World Equity Income	44,075	(50,760)	(6,685)	68,125	(107,472)	(39,347)
Invesco V.I. Comstock	23,954	(11,943)	12,011	15,868	(29,849)	(13,981)
Invesco V.I. Equity and Income	17,858	(85,421)	(67,563)	121,919	(81,518)	40,401

(e) Closed to new investments. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Invesco V.I. Global Health Care	1,201	(190)	1,011	8,530	(8,332)	198
Invesco V.I. Global Real Estate	14,688	(12,731)	1,957	19,927	(19,752)	175
Invesco V.I. Government Money Market (a)(d)	225,459	(115,375)	110,084	-	-	-
Invesco V.I. Government Securities	175,899	(238,282)	(62,383)	157,357	(222,830)	(65,473)
Invesco V.I. International Growth	89,184	(85,743)	3,441	41,404	(57,880)	(16,476)
Invesco V.I. Mid Cap Core Equity	324	(478)	(154)	15,245	(27,785)	(12,540)
Invesco V.I. Mid Cap Growth	10,055	(9,985)	70	7,348	(7,007)	341
Invesco V.I. Value Opportunities	640	(2,883)	(2,243)	597	(18,879)	(18,282)
Ivy Funds VIP Asset Strategy	1,668	(262)	1,406	5,875	(146)	5,729
Janus Aspen Enterprise	24,949	(23,139)	1,810	31,139	(31,565)	(426)
Janus Aspen Janus Portfolio	15,604	(26,241)	(10,637)	29,777	(10,461)	19,316
JPMorgan Insurance Trust Core Bond Portfolio	52,918	(65,178)	(12,260)	93,278	(52,350)	40,928
Lord Abbett Series Bond-Debenture VC	66,401	(41,923)	24,478	12,714	(55)	12,659
Lord Abbett Series Developing Growth VC	5,684	(92,663)	(86,979)	102,950	(11,333)	91,617
MFS VIT II Research International	18,505	(18,408)	97	51,224	(41,872)	9,352
MFS VIT Total Return	72,017	(111,344)	(39,327)	143,702	(218,645)	(74,943)
MFS VIT Utilities	5,585	(56,750)	(51,165)	44,444	(31,954)	12,490
Morgan Stanley UIF Emerging Markets Equity	53,752	(47,763)	5,989	43,214	(26,657)	16,557
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (c)	1,696	(500)	1,196	4,950	(532)	4,418
Morningstar Balanced ETF Asset Allocation Portfolio (c)	6,025	(13)	6,012	18,688	(2,866)	15,822
Morningstar Growth ETF Asset Allocation Portfolio (c)	2,070	(3)	2,067	606	(590)	16
Morningstar Income and Growth ETF Asset Allocation Portfolio (c)	471	(5)	466	4,278	(17)	4,261
Neuberger Berman AMT Socially Responsive	13,295	(1,793)	11,502	19,785	(26,280)	(6,495)

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Oppenheimer Core Bond Fund/VA	72,394	(54,799)	17,595	34,863	(37,023)	(2,160)
Oppenheimer Global Fund/VA	10,096	(19,955)	(9,859)	37,266	(8,720)	28,546
Oppenheimer Main Street Small Cap Fund/VA	2,700	(1,687)	1,013	4,091	(5,130)	(1,039)
PIMCO VIT All Asset	2,501	(2,482)	19	5,209	(12,377)	(7,168)
PIMCO VIT CommodityRealReturn Strategy	26,059	(20,463)	5,596	47,669	(36,934)	10,735
PIMCO VIT Emerging Markets Bond	3,116	(97)	3,019	166	(20)	146
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	17,126	(23,797)	(6,671)	26,971	(74,812)	(47,841)
PIMCO VIT Low Duration	31,358	(30,465)	893	24,056	(40,068)	(16,012)
PIMCO VIT Real Return	44,783	(67,800)	(23,017)	144,404	(188,242)	(43,838)
PIMCO VIT Total Return	27,033	(25,747)	1,286	43,590	(31,068)	12,522
Putnam VT Small Cap Value	62	(25)	37	697	(2)	695
Royce Micro-Cap	3,281	(4,071)	(790)	5,735	(39,404)	(33,669)
T. Rowe Price Health Sciences	12,709	(13,534)	(825)	22,097	(5,121)	16,976
Templeton Developing Markets VIP Fund	13,285	(6,783)	6,502	24,227	(16,843)	7,384
Templeton Global Bond VIP Fund	204,029	(96,308)	107,721	17,579	(3,782)	13,797
Western Asset Variable Global High Yield Bond	197	(10,710)	(10,513)	3,488	(29,468)	(25,980)

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2016, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

AB VPS Dynamic Asset Allocation (b)
2016	810	9.47	7,677	0.58	0.75	(0.42)
2015	789	9.51	7,518	1.71	0.75	(5.00)
2014	1,297	10.01	12,977	-	0.75	0.10
AB VPS Small/Mid Cap Value (b)
2016	7,268	11.38	82,679	0.33	0.75	20.30
2015	3,650	9.46	34,547	0.42	0.75	(9.21)
2014	727	10.42	7,576	0.45	0.75	4.20
American Century VP Mid Cap Value
2016	55,808	15.32	854,474	1.52	0.75	18.21
2015	61,999	12.96	803,160	1.56	0.75	(5.19)
2014	63,885	13.67	873,044	0.99	0.75	11.96
2013	63,292	12.21	772,671	0.90	0.75	25.10
2012	12,110	9.76	118,189	1.91	0.75	11.93
American Century VP Ultra
2016	31,160	16.25	505,673	0.14	0.75	0.56
2015	75,811	16.16	1,224,658	0.11	0.75	2.15
2014	19,581	15.82	309,476	0.22	0.75	5.75
2013	15,039	14.96	224,606	0.57	0.75	31.92
2012	27,814	11.34	315,182	-	0.75	9.57

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

American Century VP Value
2016	108,845	19.86	2,161,375	1.68	0.75	15.87
2015	63,740	17.14	1,092,443	1.86	0.75	(7.60)
2014	71,713	18.55	1,329,743	1.37	0.75	8.80
2013	66,167	17.05	1,128,283	1.48	0.75	26.58
2012	56,575	13.47	761,780	1.76	0.75	10.41
American Funds IS Asset Allocation (b)
2016	41,600	10.41	432,885	1.70	0.75	5.15
2015	23,612	9.90	233,687	2.82	0.75	(2.56)
2014	588	10.16	5,972	2.65	0.75	1.60
American Funds IS Global Bond (b)
2016	8,654	8.62	74,550	0.49	0.75	(1.37)
2015	7,974	8.74	69,648	0.02	0.75	(7.71)
2014	3,405	9.47	32,253	1.92	0.75	(5.30)
American Funds IS Global Growth (b)
2016	118,239	10.07	1,190,510	0.23	0.75	(3.27)
2015	22,094	10.41	230,056	1.67	0.75	2.76
2014	2,049	10.13	20,771	1.46	0.75	1.30
American Funds IS Growth-Income (b)
2016	47,350	11.06	523,566	1.56	0.75	7.17
2015	30,860	10.32	318,257	1.81	0.75	(2.55)
2014	16,203	10.59	171,484	2.15	0.75	5.90
American Funds IS International (b)
2016	17,726	8.58	152,025	1.69	0.75	(0.58)
2015	7,763	8.63	66,956	1.60	0.75	(8.29)
2014	2,730	9.41	25,685	2.80	0.75	(5.90)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

American Funds IS New World (b)
2016	7,053	8.50	59,902	18.65	0.75	1.19
2015	787	8.40	6,610	0.62	0.75	(6.87)
2014	379	9.02	3,423	1.40	0.75	(9.80)
BlackRock Equity Dividend V.I. (b)
2016	9,747	11.16	108,771	1.33	0.75	11.82
2015	791	9.98	7,902	0.78	0.75	(4.50)
2014	-	10.45	-	-	0.75	4.50
BlackRock Global Allocation V.I. (b)
2016	16,728	9.38	156,907	1.43	0.75	-
2015	12,108	9.38	113,571	1.53	0.75	(4.67)
2014	-	9.84	-	-	0.75	(1.60)
BlackRock High Yield V.I. (b)
2016	17,961	9.74	174,909	3.95	0.75	8.71
2015	6,825	8.96	61,126	5.80	0.75	(7.44)
2014	719	9.68	6,957	0.40	0.75	(3.20)
ClearBridge Variable Aggressive Growth
2016	53,540	15.10	807,954	0.33	0.75	(2.77)
2015	71,217	15.53	1,105,639	0.07	0.75	(5.54)
2014	92,379	16.44	1,518,746	0.01	0.75	15.61
2013	83,581	14.22	1,187,994	0.06	0.75	41.92
2012	208,728	10.02	2,091,001	0.23	0.75	14.12
ClearBridge Variable Small Cap Growth
2016	18,832	14.95	281,308	-	0.75	1.91
2015	16,363	14.67	239,856	-	0.75	(7.91)
2014	12,888	15.93	205,087	-	0.75	0.25
2013	16,201	15.89	257,254	0.01	0.75	41.62
2012	1,910	11.22	21,340	0.13	0.75	15.08

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Dreyfus IP MidCap Stock (b)
2016	9,449	11.16	105,485	0.85	0.75	10.93
2015	10,257	10.06	103,187	0.26	0.75	(6.07)
2014	5,429	10.71	58,175	-	0.75	7.10
Dreyfus IP Small Cap Stock Index (b)
2016	111,984	11.93	1,335,792	0.15	0.75	21.12
2015	7,152	9.85	70,424	1.03	0.75	(5.92)
2014	7,995	10.47	83,663	-	0.75	4.70
Dreyfus IP Technology Growth
2016	8,775	15.81	138,650	-	0.75	0.57
2015	8,887	15.72	139,685	-	0.75	2.01
2014	5,036	15.41	77,618	-	0.75	2.66
2013	3,363	15.01	50,489	-	0.75	27.64
2012	3,659	11.76	42,849	-	0.75	11.05
Dreyfus VIF Appreciation (b)
2016	593	9.97	5,915	1.40	0.75	3.64
2015	605	9.62	5,820	-	0.75	(6.33)
2014	2,694	10.27	27,661	0.82	0.75	2.70
Dreyfus VIF International Value
2016	39,406	8.39	330,936	1.18	0.75	(5.20)
2015	35,806	8.85	317,146	2.90	0.75	(6.65)
2014	36,270	9.48	343,756	1.19	0.75	(12.87)
2013	26,809	10.88	291,725	1.87	0.75	18.13
2012	27,854	9.21	256,471	3.56	0.75	8.35
Fidelity VIP Equity-Income (b)
2016	15,440	10.70	165,254	2.86	0.75	13.35
2015	7,038	9.44	66,378	4.88	0.75	(7.72)
2014	199	10.23	2,043	5.29	0.75	2.30

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Fidelity VIP Growth & Income (b)
2016	22,859	11.07	252,894	1.46	0.75	11.59
2015	25,083	9.92	248,795	2.91	0.75	(6.15)
2014	4,017	10.57	42,470	3.02	0.75	5.70
Fidelity VIP Growth Opportunities (b)
2016	8,732	10.85	94,719	0.05	0.75	(3.56)
2015	2,370	11.25	26,683	0.01	0.75	1.44
2014	-	11.09	-	-	0.75	10.90
Fidelity VIP High Income (b)
2016	1,167	9.73	11,350	7.85	0.75	10.07
2015	385	8.84	3,405	13.16	0.75	(7.43)
2014	-	9.55	-	-	0.75	(4.50)
Fidelity VIP Overseas (b)
2016	1,748	8.39	14,669	0.51	0.75	(8.80)
2015	6,525	9.20	60,036	3.28	0.75	(0.43)
2014	-	9.24	-	-	0.75	(7.60)
Franklin Founding Funds Allocation VIP Fund
2016	37,308	10.52	392,481	3.62	0.75	8.79
2015	32,602	9.67	315,343	3.20	0.75	(9.71)
2014	17,073	10.71	182,855	2.61	0.75	(1.02)
2013	18,280	10.82	197,827	9.59	0.75	19.03
2012	10,195	9.09	92,607	1.79	0.75	10.99
Franklin Income VIP Fund
2016	65,346	10.66	697,593	5.08	0.75	9.78
2015	65,262	9.71	634,374	5.10	0.75	(10.51)
2014	99,330	10.85	1,078,221	5.66	0.75	0.84
2013	93,034	10.76	1,002,308	6.32	0.75	9.68
2012	89,716	9.81	880,963	6.06	0.75	8.52

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Franklin Mutual Global Discovery VIP Fund
2016	88,747	11.30	1,003,295	1.63	0.75	8.03
2015	83,464	10.46	873,295	3.12	0.75	(7.19)
2014	86,796	11.27	978,622	2.27	0.75	1.81
2013	83,618	11.07	926,015	2.21	0.75	23.00
2012	68,284	9.00	615,284	2.59	0.75	9.09
Franklin Small Cap Value VIP Fund
2016	23,078	13.10	302,592	0.59	0.75	25.36
2015	29,103	10.45	304,209	0.67	0.75	(10.76)
2014	30,816	11.71	361,086	0.42	0.75	(3.14)
2013	21,528	12.09	260,501	1.22	0.75	31.27
2012	25,790	9.21	237,788	0.72	0.75	13.99
Franklin Strategic Income VIP Fund (b)
2016	7,245	9.33	67,578	3.47	0.75	4.01
2015	6,293	8.97	56,463	4.50	0.75	(7.43)
2014	545	9.69	5,286	-	0.75	(3.10)
Guggenheim VIF All Cap Value
2016	43,284	17.23	744,254	1.45	0.75	18.26
2015	43,843	14.57	637,808	0.89	0.75	(8.25)
2014	43,915	15.88	696,073	-	0.75	3.66
2013	47,154	15.32	721,191	-	0.75	28.31
2012	86,220	11.94	1,028,472	-	0.75	11.28
Guggenheim VIF Alpha Opportunity (e)
2016	6,719	20.33	136,680	-	0.75	8.60
2015	4,480	18.72	83,866	-	0.75	(8.19)
2014	25,712	20.39	524,243	-	0.75	5.32
2013	28,255	19.36	546,900	-	0.75	23.16
2012	29,205	15.72	459,136	-	0.75	9.17

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF CLS AdvisorOne Global Diversified Equity
2016	4,965	10.29	51,102	1.25	0.75	4.47
2015	38,554	9.85	380,440	0.47	0.75	(9.55)
2014	106,772	10.89	1,163,568	0.18	0.75	(0.37)
2013	220,548	10.93	2,410,507	0.01	0.75	18.93
2012	234,897	9.19	2,159,420	-	0.75	9.54
Guggenheim VIF CLS AdvisorOne Growth and Income
2016	3,906	9.07	35,246	0.84	0.75	3.19
2015	34,029	8.79	299,038	0.88	0.75	(7.67)
2014	53,626	9.52	510,565	0.37	0.75	(1.96)
2013	103,828	9.71	1,008,284	1.49	0.75	6.12
2012	107,256	9.15	981,662	1.61	0.75	6.64
Guggenheim VIF Floating Rate Strategies (b)
2016	26,652	9.99	266,278	5.64	0.75	4.50
2015	24,118	9.56	230,445	0.42	0.75	(2.94)
2014	-	9.85	-	-	0.75	(1.50)
Guggenheim VIF Global Managed Futures Strategy
2016	2,012	5.14	10,345	5.52	0.75	(17.89)
2015	2,459	6.26	15,393	2.22	0.75	(5.15)
2014	2,205	6.60	14,558	-	0.75	8.02
2013	2,641	6.11	16,154	-	0.75	(1.29)
2012	3,435	6.19	21,179	-	0.75	(14.38)
Guggenheim VIF High Yield
2016	47,769	33.56	1,603,585	8.16	0.75	13.19
2015	65,820	29.65	1,951,809	10.39	0.75	(7.49)
2014	82,061	32.05	2,630,410	-	0.75	(1.26)
2013	81,412	32.46	2,643,096	-	0.75	3.44
2012	88,635	31.38	2,782,232	-	0.75	10.61

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF Large Cap Value
2016	85,447	13.52	1,155,119	1.75	0.75	16.96
2015	116,167	11.56	1,343,222	1.06	0.75	(8.62)
2014	94,392	12.65	1,193,928	-	0.75	5.42
2013	82,392	12.00	988,331	-	0.75	27.12
2012	69,135	9.44	652,566	-	0.75	11.32
Guggenheim VIF Long Short Equity
2016	10,313	13.03	134,382	-	0.75	(3.12)
2015	10,126	13.45	136,110	-	0.75	(2.47)
2014	12,296	13.79	169,496	-	0.75	(0.93)
2013	14,641	13.92	203,844	-	0.75	13.08
2012	18,711	12.31	230,273	-	0.75	0.57
Guggenheim VIF Managed Asset Allocation
2016	46,329	11.64	539,350	1.06	0.75	4.02
2015	43,943	11.19	491,755	0.86	0.75	(3.53)
2014	43,449	11.60	504,178	-	0.75	2.75
2013	51,376	11.29	579,959	-	0.75	10.15
2012	55,891	10.25	572,955	-	0.75	9.04
Guggenheim VIF Mid Cap Value
2016	54,977	33.05	1,814,675	0.91	0.75	22.09
2015	62,290	27.07	1,684,392	0.60	0.75	(10.25)
2014	65,067	30.16	1,960,210	-	0.75	(2.77)
2013	83,762	31.02	2,596,718	-	0.75	28.39
2012	89,242	24.16	2,154,547	-	0.75	12.79
Guggenheim VIF Multi-Hedge Strategies
2016	8,301	6.61	54,946	0.10	0.75	(4.20)
2015	7,198	6.90	49,714	0.71	0.75	(1.85)
2014	9,531	7.03	67,086	-	0.75	0.86
2013	13,306	6.97	92,878	-	0.75	(2.11)
2012	24,439	7.12	174,144	0.39	0.75	(1.52)

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF Small Cap Value
2016	15,762	36.00	567,464	0.11	0.75	21.95
2015	14,017	29.52	413,802	-	0.75	(10.08)
2014	15,815	32.83	519,131	0.01	0.75	(5.01)
2013	26,881	34.56	928,925	-	0.75	31.76
2012	19,166	26.23	502,692	-	0.75	15.09
Guggenheim VIF StylePlus Large Core
2016	34,682	8.22	285,469	0.73	0.75	9.16
2015	28,394	7.53	214,224	1.27	0.75	(2.21)
2014	29,203	7.70	225,340	-	0.75	11.27
2013	48,466	6.92	335,934	-	0.75	24.01
2012	65,277	5.58	364,352	-	0.75	8.98
Guggenheim VIF StylePlus Large Growth
2016	28,043	8.13	228,062	0.45	0.75	4.77
2015	31,787	7.76	246,898	1.10	0.75	1.57
2014	40,116	7.64	305,457	-	0.75	11.05
2013	119,624	6.88	822,701	-	0.75	23.52
2012	126,716	5.57	705,396	-	0.75	6.70
Guggenheim VIF StylePlus Mid Growth
2016	19,809	11.14	220,150	0.58	0.75	4.70
2015	18,261	10.64	193,914	0.86	0.75	(3.80)
2014	30,861	11.06	340,841	-	0.75	8.97
2013	61,906	10.15	628,194	-	0.75	25.62
2012	72,240	8.08	583,162	-	0.75	11.60
Guggenheim VIF StylePlus Small Growth
2016	12,945	8.64	112,054	0.40	0.75	9.23
2015	12,495	7.91	98,978	0.74	0.75	(4.93)
2014	17,786	8.32	148,131	-	0.75	4.79
2013	21,819	7.94	173,349	-	0.75	36.19
2012	25,072	5.83	146,301	-	0.75	7.37

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF Total Return Bond
2016	108,604	10.97	1,194,630	7.16	0.75	2.81
2015	128,265	10.67	1,370,360	2.22	0.75	(2.56)
2014	126,889	10.95	1,391,551	-	0.75	4.09
2013	123,738	10.52	1,303,213	-	0.75	(1.96)
2012	125,256	10.73	1,344,342	-	0.75	1.90
Guggenheim VIF World Equity Income
2016	119,623	9.82	1,175,095	3.08	0.75	6.28
2015	126,308	9.24	1,167,096	3.39	0.75	(4.35)
2014	165,655	9.66	1,599,911	-	0.75	1.15
2013	169,570	9.55	1,619,189	-	0.75	14.92
2012	178,913	8.31	1,486,960	-	0.75	12.30
Invesco V.I. Comstock
2016	45,440	13.24	601,356	1.36	0.75	12.68
2015	33,429	11.75	392,609	1.29	0.75	(9.62)
2014	47,410	13.00	616,384	1.29	0.75	5.09
2013	40,394	12.37	499,732	1.45	0.75	30.62
2012	40,554	9.47	383,986	0.46	0.75	14.51
Invesco V.I. Equity and Income
2016	70,805	13.62	964,724	1.18	0.75	10.55
2015	138,368	12.32	1,704,451	2.13	0.75	(6.17)
2014	97,967	13.13	1,286,203	1.41	0.75	4.79
2013	96,620	12.53	1,210,691	1.39	0.75	20.25
2012	59,317	10.42	617,958	1.97	0.75	8.32
Invesco V.I. Global Health Care
2016	11,210	18.13	203,184	-	0.75	(14.72)
2015	10,199	21.26	216,799	-	0.75	(0.65)
2014	10,001	21.40	213,949	-	0.75	15.30
2013	20,902	18.56	387,933	0.91	0.75	35.38
2012	6,307	13.71	86,425	-	0.75	16.38

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Invesco V.I. Global Real Estate
2016	36,184	20.05	725,585	1.51	0.75	(1.72)
2015	34,227	20.40	698,241	3.25	0.75	(5.16)
2014	34,052	21.51	732,184	1.92	0.75	10.42
2013	28,659	19.48	558,135	4.06	0.75	(1.07)
2012	25,977	19.69	511,380	0.52	0.75	23.37
Invesco V.I. Government Money Market (a)(d)
2016	110,084	9.76	1,073,777	0.06	0.75	(2.40)
Invesco V.I. Government Securities
2016	180,739	8.91	1,611,758	2.49	0.75	(2.73)
2015	243,122	9.16	2,227,572	2.20	0.75	(3.58)
2014	308,595	9.50	2,933,483	3.39	0.75	-
2013	209,717	9.50	1,992,878	3.17	0.75	(6.40)
2012	227,518	10.15	2,310,387	3.03	0.75	(1.55)
Invesco V.I. International Growth
2016	69,039	14.19	979,128	1.06	0.75	(4.32)
2015	65,598	14.83	972,721	1.37	0.75	(6.20)
2014	82,074	15.81	1,297,605	1.54	0.75	(3.60)
2013	62,362	16.40	1,022,646	1.01	0.75	14.37
2012	68,024	14.34	975,450	1.23	0.75	10.99

(a) New subaccount. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Invesco V.I. Mid Cap Core Equity
2016	2,264	17.58	39,769	-	0.75	9.06
2015	2,418	16.12	38,985	0.11	0.75	(7.83)
2014	14,958	17.49	261,309	-	0.75	0.34
2013	30,761	17.43	535,931	0.17	0.75	23.70
2012	156,012	14.09	2,198,282	-	0.75	6.58
Invesco V.I. Mid Cap Growth
2016	20,762	11.04	229,921	-	0.75	(3.16)
2015	20,692	11.40	236,229	-	0.75	(2.65)
2014	20,351	11.71	238,696	-	0.75	3.72
2013	28,906	11.29	326,597	0.23	0.75	31.59
2012	27,199	8.58	233,554	-	0.75	7.79
Invesco V.I. Value Opportunities
2016	1,167	13.54	15,778	0.10	0.75	13.59
2015	3,410	11.92	40,635	0.65	0.75	(13.94)
2014	21,692	13.85	300,552	1.21	0.75	2.44
2013	27,475	13.52	371,470	1.22	0.75	28.40
2012	30,175	10.53	317,827	1.32	0.75	13.23
Ivy Funds VIP Asset Strategy (b)
2016	7,135	7.91	56,434	0.63	0.75	(6.17)
2015	5,729	8.43	48,284	0.31	0.75	(11.73)
2014	-	9.55	-	-	0.75	(4.50)
Janus Aspen Enterprise
2016	37,080	15.43	571,711	0.02	0.75	7.98
2015	35,270	14.29	503,633	0.69	0.75	-
2014	35,696	14.29	510,015	0.03	0.75	8.09
2013	74,548	13.22	985,324	0.17	0.75	27.12
2012	19,636	10.40	203,976	-	0.75	12.68

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Janus Aspen Janus Portfolio
2016	23,916	11.83	283,179	0.38	0.75	(3.43)
2015	34,553	12.25	423,290	0.55	0.75	1.24
2014	15,237	12.10	184,610	0.22	0.75	8.62
2013	15,399	11.14	171,793	1.04	0.75	25.17
2012	9,449	8.90	84,228	0.63	0.75	13.96
JPMorgan Insurance Trust Core Bond Portfolio (b)
2016	53,197	9.51	506,436	1.89	0.75	(1.96)
2015	65,457	9.70	635,197	2.36	0.75	(2.90)
2014	24,529	9.99	245,085	-	0.75	(0.10)
Lord Abbett Series Bond-Debenture VC (b)
2016	37,137	10.10	375,230	6.92	0.75	8.02
2015	12,659	9.35	118,359	8.38	0.75	(5.17)
2014	-	9.86	-	-	0.75	(1.40)
Lord Abbett Series Developing Growth VC (b)
2016	4,638	8.80	40,951	-	0.75	(6.28)
2015	91,617	9.39	860,000	-	0.75	(11.58)
2014	-	10.62	-	-	0.75	6.20
MFS VIT II Research International
2016	44,102	8.04	354,575	1.20	0.75	(4.51)
2015	44,005	8.42	370,620	4.27	0.75	(5.82)
2014	34,653	8.94	309,550	1.11	0.75	(10.51)
2013	51,475	9.99	513,994	1.13	0.75	14.30
2012	55,683	8.74	486,543	1.55	0.75	12.05

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

MFS VIT Total Return
2016	172,893	11.93	2,063,893	2.78	0.75	4.74
2015	212,220	11.39	2,417,168	2.21	0.75	(4.21)
2014	287,163	11.89	3,415,452	1.63	0.75	4.21
2013	293,031	11.41	3,343,177	1.74	0.75	14.44
2012	257,674	9.97	2,570,682	2.81	0.75	6.75
MFS VIT Utilities
2016	31,968	15.67	501,349	2.09	0.75	7.11
2015	83,133	14.63	1,216,078	2.72	0.75	(17.90)
2014	70,643	17.82	1,258,935	2.25	0.75	8.33
2013	61,922	16.45	1,018,710	2.09	0.75	15.76
2012	63,598	14.21	903,627	6.30	0.75	9.06
Morgan Stanley UIF Emerging Markets Equity
2016	44,154	6.98	307,803	0.37	0.75	2.80
2015	38,165	6.79	258,965	1.19	0.75	(14.05)
2014	21,608	7.90	170,497	0.33	0.75	(8.03)
2013	22,898	8.59	196,602	1.34	0.75	(4.77)
2012	6,687	9.02	60,178	-	0.75	15.49
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (b)(c)
2016	5,614	9.98	55,958	1.38	0.75	7.20
2015	4,418	9.31	41,106	2.50	0.75	(6.43)
2014	-	9.95	-	-	0.75	(0.50)
Morningstar Balanced ETF Asset Allocation Portfolio (b)(c)
2016	22,433	9.80	219,705	1.96	0.75	4.48
2015	16,421	9.38	153,884	2.82	0.75	(5.82)
2014	599	9.96	5,965	2.31	0.75	(0.40)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Morningstar Growth ETF Asset Allocation Portfolio (b)(c)
2016	2,679	9.91	26,541	2.32	0.75	5.65
2015	612	9.38	5,741	1.30	0.75	(6.11)
2014	596	9.99	5,957	2.01	0.75	(0.10)
Morningstar Income and Growth ETF Asset Allocation Portfolio (b)(c)
2016	4,727	9.58	45,237	1.78	0.75	2.46
2015	4,261	9.35	39,799	3.10	0.75	(5.27)
2014	-	9.87	-	-	0.75	(1.30)
Neuberger Berman AMT Socially Responsive
2016	44,255	20.74	918,858	0.55	0.75	5.60
2015	32,753	19.64	644,179	0.28	0.75	(4.24)
2014	39,248	20.51	806,012	0.12	0.75	6.05
2013	32,648	19.34	632,232	0.40	0.75	32.38
2012	70,225	14.61	1,026,912	0.09	0.75	6.64
Oppenheimer Core Bond Fund/VA
2016	54,976	6.92	379,576	2.94	0.75	(0.72)
2015	37,381	6.97	259,939	5.18	0.75	(2.92)
2014	39,541	7.18	283,474	6.14	0.75	2.87
2013	27,754	6.98	193,087	4.09	0.75	(3.99)
2012	70,127	7.27	509,453	4.63	0.75	6.13
Oppenheimer Global Fund/VA (b)
2016	19,464	9.52	185,646	0.80	0.75	(3.84)
2015	29,323	9.90	290,295	0.50	0.75	(0.10)
2014	777	9.91	7,700	-	0.75	(0.90)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Oppenheimer Main Street Small Cap Fund/VA
2016	8,843	25.67	227,027	0.22	0.75	13.33
2015	7,830	22.65	177,371	0.65	0.75	(9.54)
2014	8,869	25.04	222,116	0.70	0.75	7.51
2013	49,932	23.29	1,162,579	0.37	0.75	35.49
2012	21,331	17.19	366,648	0.30	0.75	13.32
PIMCO VIT All Asset
2016	9,037	12.51	112,610	2.67	0.75	8.78
2015	9,018	11.50	103,325	3.02	0.75	(12.35)
2014	16,186	13.12	211,915	5.75	0.75	(3.24)
2013	11,819	13.56	159,812	4.01	0.75	(3.42)
2012	43,086	14.04	604,314	5.57	0.75	10.73
PIMCO VIT CommodityRealReturn Strategy
2016	52,656	4.95	260,932	1.12	0.75	10.74
2015	47,060	4.47	210,259	5.12	0.75	(28.37)
2014	36,325	6.24	226,887	0.46	0.75	(21.51)
2013	31,226	7.95	248,224	1.30	0.75	(17.79)
2012	17,055	9.67	165,017	2.50	0.75	1.47
PIMCO VIT Emerging Markets Bond
2016	4,098	11.58	47,459	4.53	0.75	9.04
2015	1,079	10.62	11,465	5.18	0.75	(5.93)
2014	933	11.29	10,539	4.15	0.75	(2.34)
2013	14,803	11.56	171,303	4.10	0.75	(10.46)
2012	19,364	12.91	250,204	4.64	0.75	13.35
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
2016	53,796	12.26	659,531	1.44	0.75	2.59
2015	60,467	11.95	722,835	2.53	0.75	(3.40)
2014	108,308	12.37	1,340,388	1.87	0.75	7.01
2013	96,729	11.56	1,118,055	1.99	0.75	(3.18)
2012	132,284	11.94	1,579,606	2.26	0.75	6.80

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

PIMCO VIT Low Duration
2016	72,635	9.03	655,480	1.59	0.75	(2.27)
2015	71,742	9.24	662,962	3.26	0.75	(3.45)
2014	87,754	9.57	839,389	1.10	0.75	(2.84)
2013	128,107	9.85	1,261,563	1.36	0.75	(3.81)
2012	96,917	10.24	992,329	2.01	0.75	1.99
PIMCO VIT Real Return
2016	150,071	10.94	1,642,769	2.24	0.75	1.30
2015	173,088	10.80	1,869,919	3.74	0.75	(6.25)
2014	216,926	11.52	2,500,393	1.40	0.75	(0.78)
2013	164,634	11.61	1,911,495	1.67	0.75	(12.58)
2012	203,273	13.28	2,699,313	1.01	0.75	4.81
PIMCO VIT Total Return (b)
2016	25,573	9.52	243,620	2.64	0.75	(1.24)
2015	24,287	9.64	234,188	6.03	0.75	(3.31)
2014	11,765	9.97	117,347	2.31	0.75	(0.30)
Putnam VT Small Cap Value (b)
2016	732	11.48	8,401	1.09	0.75	22.78
2015	695	9.35	6,501	0.12	0.75	(7.79)
2014	-	10.14	-	-	0.75	1.40
Royce Micro-Cap
2016	19,598	10.34	202,388	0.68	0.75	15.27
2015	20,388	8.97	182,635	-	0.75	(15.70)
2014	54,057	10.64	574,565	-	0.75	(7.07)
2013	55,651	11.45	636,956	0.48	0.75	16.48
2012	68,112	9.83	669,088	-	0.75	3.69

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

T. Rowe Price Health Sciences (b)
2016	16,893	11.53	195,210	-	0.75	(14.02)
2015	17,718	13.41	237,666	-	0.75	8.32
2014	742	12.38	9,188	-	0.75	23.80
Templeton Developing Markets VIP Fund (b)
2016	14,145	8.05	113,876	0.99	0.75	13.22
2015	7,643	7.11	54,390	1.04	0.75	(22.63)
2014	259	9.19	2,381	-	0.75	(8.10)
Templeton Global Bond VIP Fund (b)
2016	124,241	8.99	1,117,166	-	0.75	(0.88)
2015	16,520	9.07	149,763	10.44	0.75	(7.83)
2014	2,723	9.84	26,792	-	0.75	(1.60)
Western Asset Variable Global High Yield Bond
2016	1,145	11.11	12,726	1.13	0.75	11.10
2015	11,658	10.00	116,770	3.05	0.75	(9.50)
2014	37,638	11.05	416,200	5.52	0.75	(5.15)
2013	54,763	11.65	638,378	7.00	0.75	2.10
2012	33,343	11.41	380,613	2.17	0.75	13.76

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average new assets is a simple average of beginning net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)  These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 24.   Financial Statements and Exhibits
(a)	Financial Statements
The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016; and (2) the audited financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015.
(b)	Exhibits
(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(e)
(2)	Not Applicable
(3)	(a)	Distribution Agreement(aa )
(b)	Marketing Organization Agreement(e)
(i)	Amendment to Marketing Organization Agreement – Anti‑Money Laundering Requirement(l)
(c)	Commission Schedule(z)
(d)	Third Party Sales Agreement(h)
(4)	(a)	Individual Contract (Form FSB236 1‑05)(f)
(b)	Individual Contract – Unisex (Form FSB236 1‑05U)(f)
(c)	Alternate Withdrawal Charge Rider (Form FSB223 5‑04)(e)
(d)	IRA Endorsement (Form FSB203 5‑04)(e)
(e)	Roth IRA Endorsement (Form FSB206 5‑04)(e)
(f)	Guaranteed Minimum Income Benefit Rider (Form FSB240 5‑04)(e)
(g)	Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5‑04)(e)
(h)	Annual Stepped Up Death Benefit Rider (Form FSB218 10‑01)(b)
(i)	Credit Enhancement Rider (Form FSB222 7‑02)(c)
(j)	Asset Allocation Rider (Form FSB225 10‑01)(b)
(k)	Dollar Cost Averaging Rider (Form FSB226 10‑01)(b)
(l)	Bonus Credit Endorsement (Form FSB238 7-02)(d)
(m)	Disability Rider (Form FSB220 10‑01)(b)
(n)	Tax Sheltered Annuity Endorsement (Form FSB202 R2‑97)(a)
(o)	Loan Endorsement (Form FSB221 10‑01)(e)
(5)	(a)	Individual Application (Form FSB237 (08-13))(z)
(b)	Application Supplement (Form FSB237 SUPP A (2‑08))(n)
(c)	Application Supplement (Form FSB237 SUPP B (2‑08))(n)
(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(y)

(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(g)
(7)	Automatic Reinsurance Agreement(h)
(8)	(a)	Participation Agreement – AIM(h)
(i)	Amendments Nos. 1 and 2 to Participation Agreement(h)
(ii)	Amendments No. 3 to Participation Agreement(i)
(b)	Participation Agreement – AllianceBernstein(q)
(c)	Participation Agreement – ALPS (Ibbotson) (x)
(d)	Participation Agreement – American Century(o)
(e)	Participation Agreement – American Funds(v)
(d)	Participation Agreement – Blackrock(v)
(e)	Participation Agreement – Dreyfus(t)
(i)	Amendment Nos. 1, 2 and 3 to Participation Agreement(t)
(f)	Participation Agreement - Fidelity(v)
(g)	Participation Agreement – Franklin/Templeton (x)
(h)	Participation Agreement – Ivy(aa)
(i)	Participation Agreement – Janus (m)
(j)	Participation Agreement – JPMorgan(aa)
(k)	Participation Agreement – Legg Mason(aa)
(l)	Participation Agreement – Lord Abbett(o)
(m)	Participation Agreement – MFS(q)
(n)	Participation Agreement – Morgan Stanley(y)
(o)	Participation Agreement – Neuberger Berman(h)
(p)	Participation Agreement – Oppenheimero)
(q)	Participation Agreement – PIMCO(u)
(i)	Amendment Nos. 1, 2, 3 and 4 to Participation Agreement(u)
(r)	Participation Agreement – Putnam(q)
(s)	Participation Agreement – Royce Capital Fund(n)
(t)	Participation Agreement – Rydex(p)
(u)	Participation Agreement – SBL Fund(v)
(v)	Participation Agreement – T. Rowe Price(v)
(w)	Information Sharing Agreement – AIM(j)
(x)	Information Sharing Agreement – ALPS (Ibbotson)(t)
(y)	Information Sharing Agreement – American Century(j)
(z)	Information Sharing Agreement – American Funds(v)
(aa)	Information Sharing Agreement – Dreyfus(j)
(ab)	Information Sharing Agreement – Fidelity(v)
(ac)	Information Sharing Agreement – Franklin/Templeton Distributors, Inc.(q)
(ad)	Information Sharing Agreement – Ivy(t)
(ae)	Information Sharing Agreement – Janus(k)
(af)	Information Sharing Agreement – Legg Mason(n)
(ag)	Information Sharing Agreement – MFS(j)
(ah)	Information Sharing Agreement – Neuberger Berman(s)
(ai)	Information Sharing Agreement – Oppenheimer(j)
(aj)	Information Sharing Agreement – PIMCO(u)
(ak)	Information Sharing Agreement – Putnam(t)
(al)	Information Sharing Agreement – Royce(j)
(am)	Information Sharing Agreement – Rydex(j)
(an)	Information Sharing Agreement – SBL Fund(r)
(ao)	Information Sharing Agreement – T. Rowe Price(t)

(ap)	Information Sharing Agreement – Van Kampen(j)
(9)	Opinion of Counsel(z)
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not Applicable
(12)	Not Applicable
(13)	(a)	Powers of Attorney of Barry G. Ward, Anthony D. Minella, John F. Guyot, Michael P. Kiley, Douglas G. Wolff, Katherine P. White, Wayne S. Diviney, Stephen A. Crane, Stephen R. Herbert and Roger S. Offermann(ae)
(b)	Power of Attorney of John P Wohletz(aa)
(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33‑83240 (filed April 30, 1998).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed May 28, 2002).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed July 19, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed February 28, 2003).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑118136 (filed August 11, 2004).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed November 18, 2004).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑83240 (filed April 28, 2006).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 13, 2007).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑85592 (filed April 27, 2007).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 27, 2007).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 13, 2007).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 28, 2008).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 30, 2009).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 15, 2011).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 30, 2010).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed December 28, 2012).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 27, 2007).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 27, 2009).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed February 21, 2013).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 27, 2012).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2014)
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 30, 2014)
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2015)
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 29, 2016)
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 30, 2015)
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 28, 2017)
Item 25. Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chief Executive Officer and Director
Douglas G. Wolff*	President and Director
John F. Guyot*	Senior Vice President, General Counsel, Secretary, and Director
Roger S. Offermann*	Senior Vice President, Lead Actuary, and Director

Name and Principal Business Address	Positions and Offices with Depositor
Barry G. Ward*	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Rui Guo	Vice President and Product Actuary
John Keddy	Vice President, Chief Technology Officer and Chief Information Security Officer
Susan J. Lacey	Vice President and Controller
Jeanne R. Slusher	Vice President and Director of Auditor
Christopher D. Swickard	Vice President, Associate General Counsel and Assistant Secretary
Joseph W. Wittrock	Vice President
John Wohletz	Vice President and Chief Accounting Officer
Peggy S. Avey 350 Park Ave, 14th Floor New York, NY 10022	Second Vice President, Chief Administrative Officer and Assistant Secretary
Carmen R. Hill*	Second Vice President and Chief Compliance Officer
Danny D. Purcell*	Second Vice President and Valuation Actuary
Lisa Young*	Second Vice President and Assistant Treasurer
Michael Burbach*	Second Vice President and Assistant General Counsel
Gregory Garhart	AML Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, First Security Benefit Life Insurance and Annuity Company of New York (“FSBL” or “the Company”), is a wholly-owned subsidiary of SBL Holdings, LLC. The Registrant is a segregated asset account of FSBL. The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.

Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
100 N. Cresent Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
1100 West Holdings II, LLC	DE	50%	by Mondrian Miami Investment LLC
1100 West Holdings, LLC	DE	100%	by 1100 West Holdings II, LLC
1100 West Properties, LLC	DE	100%	by 1100 West Holdings, LLC
1300 South Miami Employer, LLC	DE	100%	by SBE Hotel Group, LLC
1300 South Miami JV, LLC	DE	50%	by 1300 South Miami SBEHG Equity, LLC
1300 South Miami SBEHG Equity, LLC	DE	100%	by SBE Hotel Group, LLC
1645 NW, LLC	CA	51%	by SBE Restaurant Group, LLC
1650 Schraeder Blvd., LLC	CA	100%	by SBE Restaurant Group, LLC
1701 Collins (Miami) Manager, LLC	DE	49.5%	by SBEEG Holdings, LLC
1717 Vine Management, LLC	CA	100%	by SBE Hotel Group, LLC
1743 Cahuenga, LLC	CA	89.25%	by SBE Restaurant Group I, LLC
1775 Collins Management, LLC	DE	100%	by SBE Hotel Group, LLC
1776 Collins CSB Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
1776 Collins Management, LLC	DE	100%	by SBE Hotel Group, LLC
1801 SBE Eats, LLC	CA	50%	by SN SBE Eats, LLC
1801 SBE Eats, LLC	CA	50%	by YDS 1801 Eats
29 E 29th Employer, LLC	DE	100%	by SBE Hotel Group, LLC
29 E 29th Management, LLC	DE	100%	by SBE Hotel Group, LLC
313 South Broad SBE Member, LLC	DE	100%	by SBE Hotel Group, LLC
37-41 Mortimer GP LTD	UK	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer LP	UK	99.99%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	UK	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	UK	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltc	UK	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer Street LLP	UK	45.7%	by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	Jersey	99.99%	by 37-41 Mortimer Street LLP
444 Park Avenue Employer, LLC	DE	100%	by SBE Hotel Group, LLC
45-501, LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
495 Geary LLC	DE	99%	by Clift Holdings LLC
58th Street Bar Company LLC	DE	100%	by Hudson Pledgor, LLC
6021 Hollywood Investor, LLC	DE	100%	by 6021 Hollywood Manager, LLC
6021 Hollywood Manager, LLC	DE	100%	by SBE Restaurant Group, LLC
6021 Hollywood Operating Company, LLC	DE	100%	by 6022 Hollywood Manager, LLC
6611 Hollywood Whitley, LLC	CA	100%	by SBE Restaurant Group, LLC
6623 Hollywood Cherokee, LLC	CA	100%	by SBE Restaurant Group, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by 700 Edgewater Development Parent, LLC
700 Edgewater Development Parent, LLC	DE	40%	by CHE Edgewater LLC
700 Edgewater Development, LLC	DE	100%	by 700 Edgewater Development Mezz, LLC
7080 HW La Brea, LLC	CA	100%	by SBE Restaurant Group, LLC
720 NE Street Holdco LLC	DE	100%	by 720 NE Street LLC
720 NE Street LLC	DE	50%	by Che NE Street LLC
720 NE Street PropCo LLC	DE	100%	by 720 NE Street Holdco LLC
801 SMA Lessee, LLC	DE	100%	by SBE Hotel Group, LLC
9077 SM Operator LLC	CA	100%	by SBE Restaurant Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A24 Films, LLC	DE	35%	by Wanamaker Portfolio Trust, LLC
ABA Products LLC	DE	100%	by Lifestyle Products Group LLC
ACS Nextant Holdings LLC	DE	100%	by SCF Business Aviation LLC
Alex Inc.	DE	100%	by Direct Holdings Americas, Inc.
Arlington Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Artstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Aurify Brands, LLC	NY	56.7%	by Wanamaker Portfolio Trust, LLC
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Capital Funding Trust	DE	100%	by EL Funding, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bath Road Properties Ltd.	UK	75%	by Galliard Developments Ltd
BBMA Holdings I, LLC	DE	100%	by DCP LLC
BBMA Holdings II, LLC	DE	51%	by BBMA Parent, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BD-100-1A10 20084, LLC	DE	100%	by FX Leasing, LLC
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Beach Hotel Associates LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Beaumont Hills LLC	DE	100%	by Cain Hoy UK Holdings Limited
Bethesda Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Billboard I, LLC	DE	100%	by PGM Entertainment Group, LLC
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Billboard IP Holdings, LLC	DE	50%	by BBMA Holdings, LLC
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Broad and Sprice Limited Partner, LLC	PA	100%	by Broad and Spruce JV, LLC
Broad and Spruce Associates, L.P.	PA	99%	by Broad and Spruce Limited Partner, LLC
Broad and Spruce JV, LLC	PA	50%	by 313 South Broad SBE Member, LLC
Cain Hoy Enterprises LP	DE	0%	Mgmt. by Eldridge GP LP LLC
Cain Hoy Enterprises UK Limited	UK	100%	by Cain Hoy UK Holdings Limited
Cain Hoy Finance Limited	UK	100%	by CH Capital A Holdings LLc
Cain Hoy UK Holdings Limited	Malta	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain Hoy Enterprises LP
Canon Portfolio Trust, LLC	KS	100%	by EL Funding, LLC
Cape Soho Holdings	NY	80%	by Cape SoHo Hotel LLC
Cape SoHo Hotel LLC	NY	20%	by MHG 150 Lafayette Investment LLC
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Holdings, LLC	DE	86%	by Wanamaker Portfolio Trust, LLC
Cash4Gold LLC	DE	100%	by Lifestyle Products Group LLC
CBAM Business Services LLC	DE	100%	by EL Funding, LLC
CBAM Funding 2016-1 LLC	DE	100%	by EL Funding, LLC
Cedar Hotel Holdings LLC	DE	49%	by MHG North State Street Investment LLC
Cedar Hotel LLC	DE	100%	by Cedar Hotel Holdings LLC
Celtic Cruise, LLC	DE	100%	by ECP Charter Cruises LLC
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Capital A Holdings LLc	DE	100%	by Cain Hoy UK Holdings Limited

Name	Jurisdiction	Percent of Voting Securities Owned
CH Funding, LLC	Ireland	100%	by Security Benefit Corporation
CH Galliard (Courchevef PW) LLP	UK	75%	by CH Capital A Holdings LLc
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
CH McCourt (The Stage) LLC	DE	50%	by CH Capital A Holdings LLc
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings
CHE Miami Holdings	DE	100%	by CHE US Holdings LLC
Che NE Street LLC	DE	100%	by CHE Miami Holdings
CHE SBE Holdings, LLC	DE	100%	by CHE US Holdings LLC
CHE SJG Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings
CHE UK GP Limited	Jersey	100%	by Cain Hoy Enterprises LP
CHE UK Holdings LP	Jersey	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain Hoy Enterprises LP
Christopher Hotel Holdings LLC	DE	49%	by MHG St. Barths Investment LLC
CLC Productions, Inc.	DE	100%	by Dick Clark Productions, Inc.
Cleo- Downtown L.A., LLC	DE	100%	by SBE Restaurant Group, LLC
Click Records, Inc.	DE	100%	by Dick Clark Productions, Inc.
Clift Holdings LLC	DE	100%	Mgmt. by Morgans Group LLC
CLIO Awards LLC	DE	100%	by Mediabistro Holdings LLC
Colpy Limited	Jersey Limited	100%	by Dynamo PW S.a.r.l.
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
Country Cruise 16 LLC	DE	100%	by StarVista Live LLC
Country Cruise 17 LLC	DE	100%	by StarVista Live LLC
Country Cruise II, LLC	DE	100%	by StarVista Live LLC
Country Cruise LLC	DE	100%	by StarVista Live LLC
CP Investment Holdings, LLC	DE	100%	by DCP Holdco II
CPD Funding 2016-1 LLC	DE	100%	by CBAM Funding 2016-1 LLC
CPI Productions, Inc.	DE	100%	by Dick Clark Productions, Inc.
Craneshaw House Limited	UK	66%	by Galliard Developments Ltd
Dakota Development Company, LLC	NV	100%	by SBEEG Holdings, LLC
Dark Star Media, LLC	DE	100%	by DS Funding LLC
DC Company Music, Inc.	CA	100%	by Dick Clark Productions, Inc.
DCP Corp.	DE	100%	by DCP LLC
DCP Funding LLC	DE	81.5%	by DS DCP Holdings LLC
DCP Guaranty Services, LLC	DE	100%	by Dick Clark Productions, Inc.
DCP Holdco I	DE	100%	by DCP Funding LLC
DCP Holdco II	DE	100%	by DCP Holdco I
DCP LLC	DE	100%	by CP Investment Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
DCP TL Funding LLC	DE	50%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by DCP LLC
Dcpl investco, LLC	DE	100%	by DCP LLC
DHAI Video LLC	DE	100%	by Direct Global Holdings LLC
Dick Clark Communications, Inc.	DE	100%	by Dick Clark Productions, Inc.
Dick Clark Features, Inc.	CA	100%	by Dick Clark Productions, Inc.
Dick Clark Film Group, Inc.	CA	100%	by Dick Clark Productions, Inc.
DicK Clark Kids, Inc.	DE	100%	by Dick Clark Productions, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Dick Clark Media Archives, Inc.	CA	100%	by Dick Clark Productions, Inc.
Dick Clark Productions, Inc.	DE	100%	by DCP LLC
Dick Clark Restaurants, Inc.	DE	100%	by Dick Clark Productions, Inc.
Direct Global Holdings LLC	DE	100%	by Mosaic Media Investment Partners, LLC
Direct Holdings Americas, Inc.	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Channel LLC	DE	100%	by Direct Global Holdings LLC
Direct Holdings Cruise Production LLC	DE	100%	by Direct Global Holdings LLC
Direct Holdings Custom Publishing Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings Education	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings IP LLC	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Libraries Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings U.S. Corp.	DE	100%	by Direct Global Holdings LLC
DLSV 2015-1,LLC	KS	100%	by Security Benefit Corporation
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Downtown Arena Lounge, LLC	DE	50%	by SBE Restaurant Group, LLC
DS DCP Holdings LLC	DE	100%	by Dark Star Media, LLC
DS Funding LLC	DE	100%	by DSF Parent LLC
DS Malecon Holdings LLC	DE	100%	by Dark Star Media, LLC
DS MB Holdings LLC	DE	100%	by Dark Star Media, LLC
DS PGM Holdings LLC	DE	100%	by Dark Star Media, LLC
DSF Parent LLC	DE	100%	by EL Funding, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
Dynamo 1C S.a.r.l.	DE	100%	by Dynamo Holdings SCSP
Dynamo GP S.a.r.l.	Luxembourg	50%	by CH Galliard (Courchevef PW) LLP
Dynamo Holdings SCSP	Luxembourg	0%	Mgmt. by Dynamo GP S.a.r.l.
Dynamo PW S.a.r.l.	Luxembourg	100%	by Dynamo Holdings SCSP
EBSAM LLC	DE	100%	by EL Funding, LLC
ECP Charter Cruises LLC	DE	100%	by Direct Holdings Cruise Production LLC
EL Funding, LLC	DE	100%	by SL Funding, LLC
Eldridge Aircraft Services LLC	DE	100%	by EL Funding, LLC
Eldridge Business Services LLC	DE	99%	by EL Funding, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge Equipment Finance LLC	DE	100%	by EL Funding, LLC
Eldridge Executive Services LLC	DE	99%	by EL Funding, LLC
Eldridge Industries, LLC	DE	65.5%	by SBT Investors, LLC
Eldridge SBC Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Services Incorporated	DE	100%	by EL Funding, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Ellicott Limited	Jersey	100%	by Beaumont Hills LLC
Elliott Bay Capital Trust, LLC	DE	20%	by Wanamaker Portfolio Trust, LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
Epic Aero, Inc.	DE	18%	by Epic Preferred Holdings LLC
Epic Preferred Holdings LLC	DE	100%	by Stonebriar Holdings LLC
Everest Fuel Management, LLC	DE	100%	by Epic Aero, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Fairchild Place Ltd	UK	100%	by The Stage Shoreditch (Master) Unit Trust
Family Secret Productions, Inc.	DE	100%	by Dick Clark Productions, Inc.
Film Expo Group LLC	DE	100%	by Mediabistro Holdings LLC
First Sec Bft Life Ins & Annuity Co of NY	NY	100%	by SBL Holdings, LLC
Flairjet Ltd.	DE	100%	by Volare Acquisitions, Limited
Flexjet Limited	England, Wales	100%	by One Sky Flight, LLC
Flexjet, LLC	England, Wales	100%	by One Sky Flight, LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flower Power Cruise 16 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 17 LLC	DE	100%	by StarVista Live LLC
Four Six Four Aircraft II LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft LAK (Ireland) I Limited	Ireland	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) II Limited	Ireland	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) III Limited	Ireland	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) Parent Limited	Ireland	100%	by Four Six Four Aircraft II LLC
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
FX Leasing, LLC	DE	100%	by SCF Business Aviation LLC
Galliard Developments Ltd	UK	100%	by GDL Holdco Limited
GDL (Cheltenham) Holdings Ltd	UK	100%	by Galliard Developments Ltd
GDL (Cheltenham) Ltd	UK	100%	by GDL (Cheltenham) Holdings Ltd
GDL (Chiswick) LLP	UK	66%	by Galliard Developments Ltd
GDL (Luton) Holdings Ltd	UK	90%	by Galliard Developments Ltd
GDL (Millharbour) Ltd	UK	100%	by Galliard Developments Ltd
GDL (Slough) Developments Ltd	UK	100%	by Galliard Developments Ltd
GDL Holdco Limited	UK	50%	by CH Capital A Holdings LLc
Generate Entertainment, Inc.	DE	100%	by DCP LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GHL (Romford) Limited	UK	100%	by Galliard Developments Ltd
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
Grand Avenue SBE Member, LLC	DE	100%	by SBE Hotel Group, LLC
Haworth Limited	Jersey Limited	100%	by Dynamo PW S.a.r.l.
HBC (Hallandale) Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
Henry Hudson Holdings LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Highland Peak Asset Holdings	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Highland Peak Trust	DE	100%	by EL Funding, LLC
HLAAA JV, LLC	DE	25%	by SBE/Hyde Miami, LLC
Hollywood Awards LLC	CA	100%	by Dick Clark Productions, Inc.
Hudson Delano Junior Mezz LLC	DE	100%	by Morgans Group LLC
Hudson Delano Senior Mezz LLC	DE	100%	by Hudson Delano Junior Mezz LLC
Hudson Leaseco LLC	NY	99.9%	by Hudson Managing Member LLC
Hudson Managing Member LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Pledgor, LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Residual Interests, Inc.	DE	100%	by Henry Hudson Holdings LLC
Hyde LLC	CA	100%	by SBE Restaurant Group, LLC
Hyde LV LLC	NV	100%	by SBE Restaurant Group, LLC
ISBE Brand Owner, LLC	DE	50%	by ISBE SBE Member, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
ISBE SBE Member, LLC	DE	100%	by SBE Licensing, LLC
Jessica House Developments Ltd	UK	95%	by Galliard Developments Ltd
KAL Aircraft, LLC	KS	100%	by Security Benefit Corporation
Katsu USA, LLC	CA	72%	by SBE/Katsuya USA, LLC
Katsuya-Downtown L.A., LLC	DE	72.9%	by SBE/Katsuya USA, LLC
Katsuya-Glendale, LLC	CA	81.5%	by SBE/Katsuya USA, LLC
Katsuya-H&V LLC	DE	81.5%	by SBE/Katsuya USA, LLC
KBM Holdco, LTD, LLC	BVI	100%	by SBE KBM Holdings, LLC
KBM Operating Company, LTD	Bahamas	100%	by KBM Holdco, LTD, LLC
Keshet/dcp LLC	DE	50%	by DCP LLC
Kilmorie Investments LLP	UK	100%	by Kilmorie Properties Ltd
Kilmorie Properties Ltd	UK	100%	by Galliard Developments Ltd
KitchenTek Holdings LLC	DE	100%	by Lifestyle Products Group LLC
KitchenTek LLC	DE	100%	by KitchenTek Holdings LLC
KitchenTek Operating LLC	DE	100%	by KitchenTek Holdings LLC
Lifestyle Products Group LLC	DE	50%	by Direct Global Holdings LLC
Louisiana DCP Productions, LLC	LA	100%	by Dick Clark Productions, Inc.
LSB Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Malt Shop Cruise 15, LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 16 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise II, LLC	DE	100%	by ECP Charter Cruises LLC
Malt Shop Cruise III, LLC	DE	100%	by StarVista Live LLC
MAOdcpLLC	DE	50%	by Dick Clark Productions, Inc.
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
Maslow's UK Services Ltd	UK	100%	by 37-41 Mortimer Street LLP
Mayfair Portfolio Trust, LLC	DE	100%	by Eldridge SBC Holdings, LLC
MB Group Holdings LLC	DE	59.53%	by DS MB Holdings LLC
MB Las Vegas Holdings LLC	DE	100%	by Morgans Group LLC
MB/RS Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MB\CG Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MC South Beach LLC	DE	50%	by 1100 West Properties LLC
MC South Beach LLC	DE	50%	by Morgans Group LLC
McLean Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Mediabistro Holdings LLC	DE	100%	by MB Group Holdings LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
MHG 150 Lafayette Investment LLC	DE	100%	by Morgans Group LLC
MHG Capital Trust I	DE	100%	by Morgans Group LLC
MHG Mexico LLC	DE	100%	by Morgans Group LLC
MHG Mexico Management S. de R. L. de C.V.	Mexico	99%	by MHG Mexico LLC
MHG North State Street Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Member LLC	PR	100%	by MHG PR Investment LLC
MHG St. Barths Investment LLC	DE	100%	by Morgans Group LLC
Miami Waterfront Ventures Mezz, LLC	DE	100%	by Miami Waterfront Ventures Parent, LLC
Miami Waterfront Ventures Parent, LLC	DE	40%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by Miami Waterfront Ventures Mezz, LLC
Mill Link Developments Limited	UK	100%	by Galliard Developments Ltd

Name	Jurisdiction	Percent of Voting Securities Owned
Mondrian Miami Investment LLC	DE	100%	by Morgans Group LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra Trust	DE	100%	by EL Funding, LLC
Monterra Trust FA Holdings, LLC	NJ	100%	by Monterra Trust
Morgans Group LLC	DE	100%	by Morgans Hotel Group Co. LLC
Morgans Hotel Franchising Genpar I LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Franchising Genpar LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Hotel Franchising Limpar LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group Co. LLC	DE	100%	by SBE ENT Holdings, LLC
Morgans Hotel Group Management LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group U.K. Management Limited	UK	100%	by Royalton London LLC
Morgans International Franchising LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Istanbul LLC	DE	100%	by Morgans Group LLC
Morgans Newco Limited	UK	100%	by Royalton Europe Holdings LLC
Morgans US Franchise LLC	DE	100%	by Morgans Group LLC
Mosaic Media Investment Partners, LLC	DE	52.4%	by DCP LLC
Mosaic Media Investment Partners, LLC	DE	47.6%	by DCP TL Funding LLC
MRC Funding Holdco II, LLC	DE	100%	by Eldridge Industries, LLC
MRC Funding Holdco LLC	DE	100%	by MRC Funding Holdco II, LLC
MRC Funding LLC	DE	100%	by MRC Funding Holdco LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
Nazkor, LLC	CA	100%	by SBE Restaurant Group, LLC
Newco London City Limited	UK	100%	by Morgans Hotel Group U.K. Management Limited
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
NF - GPIM, LLC	KS	100%	by Security Benefit Corporation
North Woolwich Road Developments Limited	UK	100%	by Galliard Developments Ltd
Note Funding 1892, LLC	KS	100%	by Security Benefit Corporation
Note Funding 1892-2, LLC	KS	100%	by EL Funding, LLC
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA, LLC	KS	100%	by Security Benefit Corporation
NZC Capital LLC	DE	76.1%	by Todd L. Boehly, Individual
One Sky Flight, LLC	DE	100%	by Epic Aero, Inc.
Orchard Wharf Developments Ltd	UK	33.3%	by Galliard Developments Ltd
Padfield AH, LLC	DE	100%	by SL Funding, LLC
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC
PD Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
PGM Entertainment Group, LLC	DE	100%	by Prometheus Global Media, LLC
PGM-MB Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by EL Funding, LLC
Prometheus Global Media Holdings, LLC	DE	60%	by DS PGM Holdings LLC
Prometheus Global Media, LLC	DE	100%	by Prometheus Global Media Holdings, LLC
Renegade Brands USA, INC.	DE	20%	by Canon Portfolio Trust, LLC
Replay Technology Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Rock and Romance Cruise LLC	DE	100%	by StarVista Live LLC
Rockville Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Royalton Europe Holdings LLC	DE	100%	by Morgans Group LLC
Royalton London LLC	NY	100%	by Morgans Group LLC
Royalton UK Development Limited	UK	100%	by Royalton London LLC
RTF II, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SA Leasing II, LLC	DE	100%	by SA Leasing, LLC
SA Leasing, LLC	DE	100%	by SCF Business Aviation LLC
Sager House (Almedia) Limited	UK	69.4%	by CH Capital A Holdings LLc
Saguaro Road Records Inc.	DE	100%	by Direct Holdings U.S. Corp.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sarena Holdings Ltd	UK	100%	by Galliard Developments Ltd
Sarena House LLP	UK	50%	by Sarena Holdings Ltd
SB Custody, LLC	DE	100%	by Eldridge SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SB Funding 2016-1, LLC	KS	100%	by Security Benefit Corporation
SB Funding 2016-2, LLC	KS	100%	by Security Benefit Corporation
SBC Civic Center LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SBE Eats, LLC	DE	66.67%	by 1801 SBE Eats, LLC
SBE Eats, LLC	DE	33.3%	by SBEEG Holdings, LLC
SBE ENT Holdings, LLC	DE	11.25%	by CHE SBE Holdings, LLC
SBE Hotel Group, LLC	DE	100%	by SBEEG Holdings, LLC
SBE Hotel Licensing, LLC	NV	100%	by SBE Hotel Group, LLC
SBE Hotel Management, LLC	DE	100%	by SBE Hotel Group, LLC
SBE KBM Holdings, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Las Vegas Redevelopment I, LLC	NV	100%	by SBEEG Holdings, LLC
SBE Licensing, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Restaurant Group I, LLC	DE	80.8%	by SBE Restaurant Group, LLC
SBE Restaurant Group, LLC	NV	100%	by SBEEG Holdings, LLC
SBE/Hyde Miami, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya Middle East, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya USA, LLC	DE	100%	by SBE Restaurant Group, LLC
SBEEG Holdings Licensing, LLC	NV	100%	by SBEEG Holdings, LLC
SBEEG Holdings, LLC	DE	100%	by SBE ENT Holdings, LLC
SBEHG 1701 Collins Miami, LLC	FL	100%	by SBE Hotel Group, LLC
SBEHG 1775 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 1776 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 801 Fifth, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG BM Employer, LTD	Bahamas	100%	by SBE Hotel Group, LLC
SBEHG Las Vegas I, LLC	DE	99.9%	by SBEHG LVI Holdco Company, LLC
SBEHG LVI Holdco Company, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG Townhouse LLC	DE	100%	by SBE Hotel Group, LLC
SBERG 3780 LV Arena Operator, LLC	DE	100%	by SBERG Management, LLC
SBERG Management, LLC	DE	100%	by SBE Restaurant Group, LLC
SBL Holdings, LLC	KS	100%	by Security Benefit Corporation
SBLH Asset Holdings, LLC	DE	100%	by Eldridge Industries, LLC
SBT Investors, LLC	DE	100%	by NZC Capital LLC
SC London Limited	UK	100%	by SC London LLC
SC London LLC	DE	100%	by Morgans Group LLC
SC Resturant Company LLC	DE	100%	by Morgans Group LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SCF Business Aviation LLC	DE	100%	by SCF Funding LLC
SCF Equipment Trust 2016-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF Goose LLC	DE	100%	by SCF Business Aviation LLC
SCF Maverick LLC	DE	100%	by SCF Business Aviation LLC
SCF Merlin LLC	DE	100%	by SCF Business Aviation LLC
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF RC Funding I LLC	DE	100%	by SCF Realty Capital LLC
SCF RC Funding II LLC	DE	100%	by SCF Realty Capital LLC
SCF RC Funding III LLC	DE	100%	by SCF Realty Capital LLC
SCF RC Master Funding I LLC	DE	100%	by SCF Realty Capital Trust LLC
SCF Realty Capital LLC	DE	100%	by SCF Funding LLC
SCF Realty Capital Trust LLC	DE	100%	by SCF Realty Capital LLC
SCF Servicing Company LLC	DE	99.9%	by SCF Funding LLC
SCFRC-HW LLC	DE	100%	by SCF Realty Capital LLC
SCFRC-HW-1815 Quintard Avenue-Anniston LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-2421 South MacArthur Drive-Alexandria LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-3355 International Boulevard-Brownsville LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-4555 West Forest Home Avenue-Greenfield LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-528 South Broadway-Salem LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-7434 North Vancouver Avenue-Portland LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-755 Page Boulevard-Springfield LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-839 North Glenstone Avenue-Springfield LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-8584 West Dempster Street-Niles LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-909 North Kingshighway Blvd-St. Louis LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-V LLC	DE	100%	by SCFRC-HW LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2%	by se2 Holdco, LLC
SE2 Information Services Ireland Limited	Ireland	100%	by se2 Holdings, Inc.
se2, LLC	KS	100%	by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Business Services, LLC	KS	100%	by SBL Holdings, LLC
Security Benefit Corporation	KS	100%	by Eldridge SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, LLC
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Ship of Fear, LLC	DE	100%	by ECP Charter Cruises LLC
Shore Club Holdings LLC	DE	100%	by Morgans Group LLC
SL Funding, LLC	DE	100%	by Eldridge SBC Holdings, LLC
SLS Hotels Asia Limited	Hong Kong	100%	by SBE Hotel Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SN SBE Eats, LLC	DE	10%	by SBEEG Holdings, LLC
SN SBE Eats, LLC	DE	10%	by YDS 1801 Eats
Sochin Downtown Realty, LLC	NY	99.5%	by Cape SoHo Hotel LLC
Sochin Realty Managers, LLC	DE	100%	by Cape SoHo Hotel LLC
Sojourn Aviation Company, LLC	DE	100%	by Epic Aero, Inc.
Soul Train Cruise 16 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 17 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise II, LLC	DE	100%	by ECP Charter Cruises LLC
Soul Train Cruise III, LLC	DE	100%	by StarVista Live LLC
Soul Train IV, LLC	DE	100%	by StarVista Live LLC
South Audley Ltd	UK	100%	by South Audley Street LLP
South Audley Street LLP	UK	75%	by CH Capital A Holdings LLc
Spinmedia LLC	DE	100%	by PGM Entertainment Group, LLC
Spoonful Management AAA, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LLC	CA	100%	by SBE Restaurant Group, LLC
Spoonful Management LV Arena, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LV MC, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management LV, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management Maimi, LLC	FL	100%	by SBE Restaurant Group, LLC
Spoonful Management Raleigh, LLC	FL	100%	by SBE Restaurant Group, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRC Entertainment, LLC	CA	100%	by SBE Restaurant Group, LLC
Starbones Ltd	UK	95%	by GDL (Chiswick) LLP
StarVista Live LLC	DE	100%	by Direct Holdings Cruise Production LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EL Funding, LLC
Stewart Street Productions, Inc.	DE	100%	by DCP LLC
Stone Secured Asset Funding Trust	DE	100%	by EL Funding, LLC
Stone Secured Asset Holdings, LLC	DE	100%	by Stone Secured Asset Funding Trust
Stone Secured FA Holdings, LLC	NJ	100%	by Stone Secured Asset Funding Trust
Stonebriar Commercial Finance Canada Inc.	DE	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	85.7%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
TG Acquisitions Limited	UK	100%	by South Audley Street LLP
The Hollywood Reporter	DE	85%	by Prometheus Global Media, LLC
The Soul Train Cruise, LLC	DE	100%	by ECP Charter Cruises LLC
The St. James Sports and Wellness Complex LLC	DE	82%	by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	UK	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	UK	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	UK	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	UK	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	UK	99.9%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) Nominee Ltd	UK	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	UK	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch (Curtain Theatre) LP	UK	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	UK	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	Jersey	99.1%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	Jersey	99%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	UK	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	UK	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	UK	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	UK	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	UK	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	UK	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	UK	65%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	UK	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	UK	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	UK	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	UK	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) Nominee Ltd	UK	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	UK	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	UK	60%	by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	UK	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	UK	100%	by The Stage Shoreditch (Master) Unit Trust
TLLB Holdings, LLC	DE	100%	by SBEEG Holdings, LLC
Trigger Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Umami Restaurant Group, LLC	DE	76.96%	by SBE Eats, LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Volare Acquisitions, Limited	Ireland	49%	by Flexjet Limited
Wanamaker Portfolio Trust, LLC	KS	100%	by Monterra Asset Holdings, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by Watson Brickell Development Parent, LLC
Watson Brickell Development Parent, LLC	DE	50%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by Watson Brickell Development Mezz, LLC
Westgate House Developments Limited	UK	50%	by Galliard Developments Ltd
YDS 1775 Collins SN Member, LLC	DE	72.87%	by SBE Hotel Group, LLC
YDS 1801 Eats	CA	100%	by SBEEG Holdings, LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York and Variable Annuity Account A.As depositor of the separate accounts, FSBL might be deemed to control them.
Item 27.   Number of Contracts Owners
As of February 28, 2017 there were 321 owners of Qualified Contracts and 135 owners of Non-Qualified Contracts issued under Variable Annuity Account B.

Item 28.   Indemnification
Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:
The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as  a result of or in connection with any Proceeding, except as provided in Subsection (b) below.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnifi-cation is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnifi-cation by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.	Principal Underwriters
(a)(1)	Security Distributors, LLC (“SDL”) acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.
(a)(2)	SDL also acts as principal underwriter for:
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
(a)(3)	In addition, SDL acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)

Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
(a)(4)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G Byrnes	President
	Marsha L Johnston	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
	Justin Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Kenneth J. Rathke	Senior Vice President
	Michael K. Reidy	Senior Vice President
	Mark W. Turner	Senior Vice President, Education Markets
	Kevin M. Watt	Senior Vice President
	Kurt E. Auleta	Vice President, Sales Operations
	Paula K. Dell	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, and Secretary
	Donald A. Wiley	Vice President
	Carmen R. Hill	Second Vice President and Assistant Secretary
	Gregory C. Garhart	AML Compliance Officer
	Kimberley A. Brown	Assistant Vice President
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$203,724[1]	$17,450[2]	$0	N/A

1    FSBL pays commissions to selling broker-dealers through SDL.  This is the amount paid to SDL in connection with all Contracts sold through the Separate Account.  SDL passes through to the selling broker-dealers all such amounts.

2    A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.	Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office – 350 Park Ave, 14th Floor, New York, NY 100022, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 31. Management Services
All management contracts are discussed in Part A or Part B.
Item 32. Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.
(b)	Registrant undertakes that it will provide, as part of the Application to purchase the Contract, a space that the applicant can check to receive a copy of the Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.
(d)	First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
(e)	Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 21st day of April 2017.

First Security Benefit Life Insurance and Annuity Company of New York (The Depositor) Variable Annuity Account B (The Registrant)
By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 21, 2017.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chief Executive Officer and Director
By:	*
John P. Wohletz, Vice President and Chief Accounting Officer
By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary, and Director
By:	*
Anthony D. Minella, Senior Vice President, Chief Investment Officer and Director
By:	*
Roger S. Offermann, Senior Vice President, Lead Actuary, and Director
By:	*
Douglas G. Wolff, President and Director
By:	*
Stephen A. Crane, Director
By:	*
Wayne S. Diviney, Director
By:	*
Stephen R. Herbert, Director
By:	*
Katherine P. White, Director
*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10)	Consent of Independent Registered Public Accounting Firm